                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2020

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2020

                                                                            PAGE
                                                                            -----
Report of Independent Registered Public Accounting Firm....................   F-1

Statements of Assets and Liabilities.......................................   F-6

Statements of Operations...................................................  F-16

Statements of Changes in Net Assets........................................  F-26

Notes to Financial Statements..............................................  F-52

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Genworth Life and Annuity Insurance Company and Policyholders of Genworth Life & Annuity VL Separate Account 1:

Opinion on the Financial Statements

   We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VL Separate Account 1 (the Separate Account) as of December 31, 2020, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 20, 2021

                                   APPENDIX

   Statement of assets and liabilities as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.
   AB Global Thematic Growth Portfolio -- Class B
   AB Growth and Income Portfolio -- Class B
   AB International Value Portfolio -- Class B
   AB Large Cap Growth Portfolio -- Class B
   AB Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares Invesco Oppenheimer V.I. Global Fund -- Series II Shares
   Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares
   Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares
   Invesco V.I. American Franchise Fund -- Series I shares
   Invesco V.I. American Franchise Fund -- Series II shares
   Invesco V.I. Comstock Fund -- Series II shares
   Invesco V.I. Core Equity Fund -- Series I shares
   Invesco V.I. International Growth Fund -- Series II shares
   Invesco V.I. Value Opportunities Fund -- Series II shares
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
BNY Mellon
   BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares BlackRock Variable Series Funds, Inc.
   BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares BlackRock Basic Value V.I. Fund -- Class III Shares
   BlackRock Global Allocation V.I. Fund -- Class III Shares
   BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares
Columbia Funds Variable Series Trust II
   CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
   Columbia Variable Portfolio -- Overseas Core Fund -- Class 2
Eaton Vance Variable Trust
   VT Floating -- Rate Income Fund
Federated Hermes Insurance Series
   Federated Hermes High Income Bond Fund II -- Primary Shares (1)
   Federated Hermes High Income Bond Fund II -- Service Shares (1)
   Federated Hermes Kaufmann Fund II -- Service Shares (1)
   Federated Hermes Managed Volatility Fund II -- Primary Shares (1) Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager/SM/ Portfolio -- Initial Class
   VIP Asset Manager/SM/ Portfolio -- Service Class 2
   VIP Balanced Portfolio -- Service Class 2
   VIP Contrafund(R) Portfolio -- Initial Class
   VIP Contrafund(R) Portfolio -- Service Class 2

   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
   VIP Equity-Income Portfolio -- Initial Class
   VIP Equity-Income Portfolio -- Service Class 2
   VIP Growth & Income Portfolio -- Initial Class
   VIP Growth & Income Portfolio -- Service Class 2
   VIP Growth Opportunities Portfolio -- Initial Class
   VIP Growth Portfolio -- Initial Class
   VIP Growth Portfolio -- Service Class 2
   VIP Mid Cap Portfolio -- Service Class 2
   VIP Overseas Portfolio -- Initial Class
   VIP Value Strategies Portfolio -- Service Class 2
Franklin Templeton Variable Insurance Products Trust
   Franklin Income VIP Fund -- Class 2 Shares
   Franklin Mutual Shares VIP Fund -- Class 2 Shares
   Templeton Foreign VIP Fund -- Class 1 Shares
   Templeton Global Bond VIP Fund -- Class 1 Shares
   Templeton Growth VIP Fund -- Class 2 Shares
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Government Money Market Fund -- Service Shares
   Goldman Sachs Large Cap Value Fund -- Institutional Shares
   Goldman Sachs Mid Cap Value Fund -- Institutional Shares
Janus Aspen Series
   Janus Henderson Balanced Portfolio -- Institutional Shares
   Janus Henderson Balanced Portfolio -- Service Shares
   Janus Henderson Enterprise Portfolio -- Institutional Shares
   Janus Henderson Enterprise Portfolio -- Service Shares
   Janus Henderson Flexible Bond Portfolio -- Institutional Shares
   Janus Henderson Forty Portfolio -- Institutional Shares
   Janus Henderson Forty Portfolio -- Service Shares
   Janus Henderson Global Research Portfolio -- Institutional Shares
   Janus Henderson Global Research Portfolio -- Service Shares
   Janus Henderson Global Technology and Innovation Portfolio -- Service
     Shares (1)
   Janus Henderson Overseas Portfolio -- Institutional Shares
   Janus Henderson Overseas Portfolio -- Service Shares
   Janus Henderson Research Portfolio -- Institutional Shares
   Janus Henderson Research Portfolio -- Service Shares
Legg Mason Partners Variable Equity Trust
   ClearBridge Variable Aggressive Growth Portfolio -- Class II
   ClearBridge Variable Dividend Strategy Portfolio -- Class I
   ClearBridge Variable Dividend Strategy Portfolio -- Class II
   ClearBridge Variable Large Cap Value Portfolio -- Class I
MFS(R) Variable Insurance Trust
   MFS(R) Investors Trust Series -- Service Class Shares
   MFS(R) New Discovery Series -- Service Class Shares
   MFS(R) Total Return Series -- Service Class Shares
   MFS(R) Utilities Series -- Service Class Shares
MFS(R) Variable Insurance Trust II
   MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares PIMCO Variable Insurance Trust
   All Asset Portfolio -- Advisor Class Shares
   High Yield Portfolio -- Administrative Class Shares
   International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class
     Shares
   Long-Term U.S. Government Portfolio -- Administrative Class Shares
   Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares

Rydex Variable Trust
   NASDAQ -- 100(R) Fund
State Street Variable Insurance Series Funds, Inc.
   Income V.I.S. Fund -- Class 1 Shares
   Premier Growth Equity V.I.S. Fund -- Class 1 Shares
   Real Estate Securities V.I.S. Fund -- Class 1 Shares
   S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
   Small-Cap Equity V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 3 Shares
   U.S. Equity V.I.S. Fund -- Class 1 Shares
The Alger Portfolios
   Alger Large Cap Growth Portfolio -- Class I-2 Shares
   Alger Small Cap Growth Portfolio -- Class I-2 Shares
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares
   Jennison Portfolio -- Class II Shares
   Natural Resources Portfolio -- Class II Shares
Wells Fargo Variable Trust
   Wells Fargo VT Omega Growth Fund -- Class 2

(1)See Note 1 to the financial statements for the former name of the subaccount.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2020

                                                      AB VARIABLE PRODUCTS SERIES FUND, INC.
                                         -----------------------------------------------------------------
                                              AB
                                            GLOBAL         AB           AB            AB           AB
                                           THEMATIC    GROWTH AND  INTERNATIONAL  LARGE CAP    SMALL CAP
                                            GROWTH       INCOME        VALUE        GROWTH       GROWTH
                                         PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                                           CLASS B      CLASS B       CLASS B      CLASS B      CLASS B
----------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $294,369   $4,694,687      $875,940   $1,068,776     $496,149
Dividend receivable                                --           --            --           --           --
Receivable for units sold                          --           --            --           --           --
TOTAL ASSETS                                  294,369    4,694,687       875,940    1,068,776      496,149

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                           3           36             9           12            7
Payable for units withdrawn                        --           --            --           --           --
TOTAL LIABILITIES                                   3           36             9           12            7
NET ASSETS                                   $294,366   $4,694,651      $875,931   $1,068,764     $496,142

Investments in securities at cost            $157,839   $4,350,339      $838,505     $762,966     $345,042
Shares outstanding                              7,261      165,131        61,084       14,946       19,564



                                             AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         -----------------------------------------------------------------------------------
                                             INVESCO                           INVESCO
                                         OPPENHEIMER V.I.     INVESCO      OPPENHEIMER V.I.     INVESCO       INVESCO V.I.
                                              GLOBAL      OPPENHEIMER V.I.   MAIN STREET    OPPENHEIMER V.I.    AMERICAN
                                         STRATEGIC INCOME   MAIN STREET       SMALL CAP       TOTAL RETURN      FRANCHISE
                                             FUND --         FUND(R) --       FUND(R) --      BOND FUND --       FUND --
                                         SERIES I SHARES  SERIES II SHARES SERIES II SHARES SERIES I SHARES  SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)              $914,392       $1,835,815       $1,252,367       $1,545,090      $1,344,636
Dividend receivable                                    --               --               --               --              --
Receivable for units sold                             100               --               --               --              --
TOTAL ASSETS                                      914,492        1,835,815        1,252,367        1,545,090       1,344,636

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                              21               17               11               39              20
Payable for units withdrawn                            --               --               --               --              --
TOTAL LIABILITIES                                      21               17               11               39              20
NET ASSETS                                       $914,471       $1,835,798       $1,252,356       $1,545,051      $1,344,616

Investments in securities at cost                $945,697       $1,686,124       $1,058,206       $1,482,623        $807,503
Shares outstanding                                188,924           62,231           46,539          183,285          15,091

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020


                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------
    INVESCO          INVESCO          INVESCO          INVESCO          INVESCO          INVESCO
OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I.     INVESCO
    CAPITAL          CAPITAL        CONSERVATIVE     CONSERVATIVE    DISCOVERY MID    DISCOVERY MID   OPPENHEIMER V.I.
  APPRECIATION     APPRECIATION       BALANCED         BALANCED        CAP GROWTH       CAP GROWTH         GLOBAL
    FUND --          FUND --          FUND --          FUND --          FUND --          FUND --          FUND --
SERIES I SHARES  SERIES II SHARES SERIES I SHARES  SERIES II SHARES SERIES I SHARES  SERIES II SHARES SERIES II SHARES
----------------------------------------------------------------------------------------------------------------------

      $6,422,689         $679,274       $1,712,430         $286,459       $7,651,796         $255,907       $4,692,893
              --               --               --               --               --               --               --
              --               --               --               --              196               --               --
       6,422,689          679,274        1,712,430          286,459        7,651,992          255,907        4,692,893

             155                5               48                1              189                1               44
              83               --               --               --               --               --               --
             238                5               48                1              189                1               44
      $6,422,451         $679,269       $1,712,382         $286,458       $7,651,803         $255,906       $4,692,849

      $4,712,274         $536,189       $1,439,160         $246,169       $4,951,616         $185,316       $3,660,311
          91,309            9,896           95,506           16,202           71,559            2,610           91,373



                                                                                         AMERICAN
                                                                                          CENTURY
                                                                                         VARIABLE
    AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)     PORTFOLIOS II, INC.     BNY MELLON
--------------------------------------------------------------------------------------------------------------------------
    INVESCO                           INVESCO         INVESCO          INVESCO                              BNY MELLON
      V.I.           INVESCO           V.I.             V.I.             V.I.               VP             SUSTAINABLE
    AMERICAN           V.I.            CORE        INTERNATIONAL        VALUE            INFLATION             U.S.
   FRANCHISE         COMSTOCK         EQUITY           GROWTH       OPPORTUNITIES       PROTECTION            EQUITY
    FUND --          FUND --          FUND --         FUND --          FUND --            FUND --       PORTFOLIO, INC. --
SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES      CLASS II         INITIAL SHARES
--------------------------------------------------------------------------------------------------------------------------

        $427,833       $1,231,995      $1,113,120         $844,279         $573,382            $529,278           $152,692
              --               --              --               --               --                  --                 --
              --               --              --               --               --                  --                 --
         427,833        1,231,995       1,113,120          844,279          573,382             529,278            152,692

               2                9              11                6                3                   1                  2
              --               --              --               --               --                  --                 --
               2                9              11                6                3                   1                  2
        $427,831       $1,231,986      $1,113,109         $844,273         $573,379            $529,277           $152,690

        $258,596       $1,167,314      $1,103,365         $658,841         $632,416            $492,257           $107,820
           5,075           76,664          36,580           20,159          102,207              47,726              3,232

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020



                                                                                                              COLUMBIA FUNDS
                                                                                                              VARIABLE SERIES
                                                        BLACKROCK VARIABLE SERIES FUNDS, INC.                    TRUST II
                                         -------------------------------------------------------------------- ---------------
                                                                                                BLACKROCK
                                             BLACKROCK                         BLACKROCK          LARGE        CTIVP/SM/ --
                                             ADVANTAGE        BLACKROCK          GLOBAL         CAP FOCUS         LOOMIS
                                         U.S. TOTAL MARKET   BASIC VALUE       ALLOCATION         GROWTH          SAYLES
                                           V.I. FUND --      V.I. FUND --     V.I. FUND --     V.I. FUND --   GROWTH FUND --
                                         CLASS III SHARES  CLASS III SHARES CLASS III SHARES CLASS III SHARES     CLASS 1
-----------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)               $194,123         $219,217         $908,258         $651,605      $1,237,400
Dividend receivable                                     --               --               --               --              --
Receivable for units sold                               --               --               --               --              --
TOTAL ASSETS                                       194,123          219,217          908,258          651,605       1,237,400

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                                1                2                6                2               6
Payable for units withdrawn                             --               --               --               --              --
TOTAL LIABILITIES                                        1                2                6                2               6
NET ASSETS                                        $194,122         $219,215         $908,252         $651,603      $1,237,394

Investments in securities at cost                 $206,579         $237,431         $808,521         $464,512        $540,665
Shares outstanding                                  11,093           16,287           55,756           30,882          24,978





                                                  FIDELITY/(R)/ VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         -----------------------------------------------------------------------------
                                                                                                             VIP
                                               VIP                                                         DYNAMIC
                                              ASSET            VIP            VIP            VIP           CAPITAL
                                           MANAGER/SM/      BALANCED     CONTRAFUND(R)  CONTRAFUND(R)   APPRECIATION
                                          PORTFOLIO --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                                         SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2
----------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)             $116,803        $729,295   $19,220,469      $7,413,203        $271,335
Dividend receivable                                   --              --            --              --              --
Receivable for units sold                             --              --            --              --              --
TOTAL ASSETS                                     116,803         729,295    19,220,469       7,413,203         271,335

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                              1               4           523              75               5
Payable for units withdrawn                           --              --            83              --              --
TOTAL LIABILITIES                                      1               4           606              75               5
NET ASSETS                                      $116,802        $729,291   $19,219,863      $7,413,128        $271,330

Investments in securities at cost               $101,740        $539,839   $12,497,819      $5,481,405        $249,710
Shares outstanding                                 7,053          32,213       399,013         158,639          16,209

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020


   COLUMBIA                                                                                 FIDELITY(R)
FUNDS VARIABLE                                                                               VARIABLE
SERIES TRUST II  EATON VANCE                                                                 INSURANCE
  (CONTINUED)   VARIABLE TRUST              FEDERATED HERMES INSURANCE SERIES              PRODUCTS FUND
--------------------------------------------------------------------------------------------------------
   COLUMBIA                      FEDERATED      FEDERATED                     FEDERATED
   VARIABLE                        HERMES         HERMES       FEDERATED        HERMES
 PORTFOLIO --                   HIGH INCOME    HIGH INCOME       HERMES        MANAGED       VIP ASSET
   OVERSEAS     VT FLOATING --      BOND           BOND         KAUFMANN      VOLATILITY    MANAGER/SM/
 CORE FUND --        RATE        FUND II --     FUND II --     FUND II --     FUND II --   PORTFOLIO --
    CLASS 2      INCOME FUND   PRIMARY SHARES SERVICE SHARES SERVICE SHARES PRIMARY SHARES INITIAL CLASS
--------------------------------------------------------------------------------------------------------

       $610,407       $655,297       $509,156       $873,927     $1,665,408       $651,142    $4,880,143
             --          1,641             --             --             --             --            --
             --             --             --             --             --             --            --
        610,407        656,938        509,156        873,927      1,665,408        651,142     4,880,143

              4              2             12              6             10             17           130
             --             --             --             --             --             --            --
              4              2             12              6             10             17           130
       $610,403       $656,936       $509,144       $873,921     $1,665,398       $651,125    $4,880,013

       $556,628       $671,337       $510,764       $876,392     $1,172,851       $593,301    $4,259,755
         43,322         72,569         79,431        136,979         70,419         58,714       286,393




                      FIDELITY/(R)/ VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
-------------------------------------------------------------------------------------------------------

                                   VIP            VIP            VIP
     VIP            VIP         GROWTH &       GROWTH &        GROWTH          VIP            VIP
EQUITY-INCOME  EQUITY-INCOME     INCOME         INCOME      OPPORTUNITIES    GROWTH         GROWTH
PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --  PORTFOLIO --   PORTFOLIO --
INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS INITIAL CLASS SERVICE CLASS 2
-------------------------------------------------------------------------------------------------------

  $10,068,009      $2,208,192    $1,584,102      $1,254,491    $2,044,061   $18,501,305      $3,472,927
           --              --            --              --            --            --              --
           23              --            --              --            --           184              --
   10,068,032       2,208,192     1,584,102       1,254,491     2,044,061    18,501,489       3,472,927

          261              18            32               9            49           468              42
           --              --            --              --            --            --              --
          261              18            32               9            49           468              42
  $10,067,771      $2,208,174    $1,584,070      $1,254,482    $2,044,012   $18,501,021      $3,472,885

   $9,080,872      $2,020,016    $1,361,074      $1,031,188    $1,265,854   $10,501,330      $1,898,052
      421,256          95,263        70,845          57,757        26,361       179,624          34,529

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020




                                                                                                     FRANKLIN TEMPLETON VARIABLE
                                         FIDELITY/(R)/ VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)   INSURANCE PRODUCTS TRUST
                                         ---------------------------------------------------------- -----------------------------

                                                                                      VIP                             FRANKLIN
                                               VIP                 VIP               VALUE             FRANKLIN        MUTUAL
                                             MID CAP            OVERSEAS          STRATEGIES          INCOME VIP     SHARES VIP
                                          PORTFOLIO --        PORTFOLIO --       PORTFOLIO --          FUND --        FUND --
                                         SERVICE CLASS 2      INITIAL CLASS     SERVICE CLASS 2     CLASS 2 SHARES CLASS 2 SHARES
---------------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)           $5,292,823         $3,197,670            $453,301         $1,285,886       $425,322
Dividend receivable                                   --                 --                  --                 --             --
Receivable for units sold                             --                 --                  --                 --             --
TOTAL ASSETS                                   5,292,823          3,197,670             453,301          1,285,886        425,322

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                             78                 79                   2                  1              1
Payable for units withdrawn                           --                  6                  --                 --             --
TOTAL LIABILITIES                                     78                 85                   2                  1              1
NET ASSETS                                    $5,292,745         $3,197,585            $453,299         $1,285,885       $425,321

Investments in securities at cost             $4,510,529         $2,448,346            $416,285         $1,286,371       $448,453
Shares outstanding                               141,937            120,576              33,136             85,498         25,637





                                                             JANUS ASPEN SERIES (CONTINUED)
                                         -----------------------------------------------------------------------
                                                            JANUS                        JANUS         JANUS
                                             JANUS        HENDERSON       JANUS        HENDERSON     HENDERSON
                                           HENDERSON     ENTERPRISE     HENDERSON    FLEXIBLE BOND     FORTY
                                            BALANCED    PORTFOLIO --    ENTERPRISE   PORTFOLIO --  PORTFOLIO --
                                          PORTFOLIO --  INSTITUTIONAL  PORTFOLIO --  INSTITUTIONAL INSTITUTIONAL
                                         SERVICE SHARES    SHARES     SERVICE SHARES    SHARES        SHARES
----------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $3,335,946   $10,885,024     $1,367,146    $1,901,088    $7,446,838
Dividend receivable                                  --            --             --            --            --
Receivable for units sold                            --            --             --            --            --
TOTAL ASSETS                                  3,335,946    10,885,024      1,367,146     1,901,088     7,446,838

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                            42           246             17            52           188
Payable for units withdrawn                          --            93             --            --            --
TOTAL LIABILITIES                                    42           339             17            52           188
NET ASSETS                                   $3,335,904   $10,884,685     $1,367,129    $1,901,036    $7,446,650

Investments in securities at cost            $2,502,156    $6,445,601       $835,743    $1,789,088    $5,160,727
Shares outstanding                               72,363       115,540         15,632       149,105       130,646

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020




FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                                             JANUS ASPEN
                (CONTINUED)                            GOLDMAN SACHS VARIABLE INSURANCE TRUST      SERIES
-------------------------------------------------------------------------------------------------------------
                                                        GOLDMAN        GOLDMAN       GOLDMAN        JANUS
  TEMPLETON         TEMPLETON                            SACHS          SACHS         SACHS       HENDERSON
   FOREIGN            GLOBAL          TEMPLETON        GOVERNMENT     LARGE CAP      MID CAP      BALANCED
     VIP               BOND             GROWTH           MONEY      VALUE FUND -- VALUE FUND -- PORTFOLIO --
   FUND --         VIP FUND --       VIP FUND --     MARKET FUND -- INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
CLASS 1 SHARES    CLASS 1 SHARES    CLASS 2 SHARES   SERVICE SHARES    SHARES        SHARES        SHARES
-------------------------------------------------------------------------------------------------------------

      $586,949        $1,056,954          $185,933       $9,292,571      $821,666    $3,812,430    $7,547,459
            --                --                --               48            --            --            --
            --                --                --              276            --            --            --
       586,949         1,056,954           185,933        9,292,895       821,666     3,812,430     7,547,459

            13                30                --              169            20            93           198
            --                --                 1               --             9            --            --
            13                30                 1              169            29            93           198
      $586,936        $1,056,924          $185,932       $9,292,726      $821,637    $3,812,337    $7,547,261

      $563,135        $1,238,312          $202,209       $9,292,571      $825,161    $3,459,153    $5,513,565
        43,253            72,944            16,646        9,292,571        88,637       221,267       173,186





                                      JANUS ASPEN SERIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                    JANUS                            JANUS           JANUS                        JANUS
    JANUS         HENDERSON         JANUS          HENDERSON       HENDERSON       JANUS        HENDERSON
  HENDERSON    GLOBAL RESEARCH    HENDERSON    GLOBAL TECHNOLOGY   OVERSEAS      HENDERSON      RESEARCH
    FORTY       PORTFOLIO --   GLOBAL RESEARCH  AND INNOVATION   PORTFOLIO --     OVERSEAS    PORTFOLIO --
 PORTFOLIO --   INSTITUTIONAL   PORTFOLIO --     PORTFOLIO --    INSTITUTIONAL  PORTFOLIO --  INSTITUTIONAL
SERVICE SHARES     SHARES      SERVICE SHARES   SERVICE SHARES      SHARES     SERVICE SHARES    SHARES
-----------------------------------------------------------------------------------------------------------

    $1,864,599      $5,938,427        $612,080        $1,916,500    $3,472,054       $173,558    $8,081,554
            --              --              --                --            --             --            --
            --             105              --                --            --             --            --
     1,864,599       5,938,532         612,080         1,916,500     3,472,054        173,558     8,081,554

            23             134               8                42            90              2           197
            --              --              --                 2            --             --            83
            23             134               8                44            90              2           280
    $1,864,576      $5,938,398        $612,072        $1,916,456    $3,471,964       $173,556    $8,081,274

    $1,348,159      $3,791,543        $355,709        $1,013,094    $3,075,883       $137,977    $5,130,697
        35,208          93,342           9,872            93,488        90,868          4,745       163,760

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020



                                          JANUS ASPEN
                                             SERIES
                                          (CONTINUED)        LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                         -------------- ---------------------------------------------------
                                                        CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE
                                             JANUS        VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                           HENDERSON     AGGRESSIVE    DIVIDEND     DIVIDEND    LARGE CAP
                                            RESEARCH       GROWTH      STRATEGY     STRATEGY      VALUE
                                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                         SERVICE SHARES   CLASS II     CLASS I      CLASS II     CLASS I
-----------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)            $431,875     $379,613     $699,326      $62,886     $766,867
Dividend receivable                                  --           --           --           --           --
Receivable for units sold                            --           --           --           --           --
TOTAL ASSETS                                    431,875      379,613      699,326       62,886      766,867

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                             6            2           18            1           15
Payable for units withdrawn                          --           --           --           --           --
TOTAL LIABILITIES                                     6            2           18            1           15
NET ASSETS                                     $431,869     $379,611     $699,308      $62,885     $766,852

Investments in securities at cost              $261,565     $342,583     $615,844      $39,512     $775,222
Shares outstanding                                9,039       12,873       31,644        2,835       38,653




                                                                                                      RYDEX VARIABLE
                                                 PIMCO VARIABLE INSURANCE TRUST (CONTINUED)               TRUST
                                         ----------------------------------------------------------- ----------------
                                         INTERNATIONAL
                                         BOND PORTFOLIO LONG-TERM U.S.
                                          (U.S. DOLLAR    GOVERNMENT    LOW DURATION   TOTAL RETURN
                                           HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                                         ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE NASDAQ -- 100(R)
                                          CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES        FUND
---------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)            $186,439     $2,033,566       $616,750     $6,659,359         $646,554
Dividend receivable                                 155          2,934            344         11,306               --
Receivable for units sold                            --             --             --             --               --
TOTAL ASSETS                                    186,594      2,036,500        617,094      6,670,665          646,554

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                             2             15              6             74                5
Payable for units withdrawn                          --             --             --             --               --
TOTAL LIABILITIES                                     2             15              6             74                5
NET ASSETS                                     $186,592     $2,036,485       $617,088     $6,670,591         $646,549

Investments in securities at cost              $178,679     $1,734,537       $618,517     $6,352,016         $384,689
Shares outstanding                               16,587        137,682         59,417        574,578           10,295

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020



                                                                        MFS(R) VARIABLE
                                                                           INSURANCE
                   MFS(R) VARIABLE INSURANCE TRUST                          TRUST II      PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
                                                                             MFS(R)
                                                                         MASSACHUSETTS
MFS(R) INVESTORS     MFS(R) NEW        MFS(R) TOTAL   MFS(R) UTILITIES  INVESTORS GROWTH    ALL ASSET      HIGH YIELD
TRUST SERIES --  DISCOVERY SERIES -- RETURN SERIES --    SERIES --     STOCK PORTFOLIO -- PORTFOLIO --    PORTFOLIO --
 SERVICE CLASS      SERVICE CLASS     SERVICE CLASS    SERVICE CLASS     SERVICE CLASS    ADVISOR CLASS  ADMINISTRATIVE
     SHARES            SHARES             SHARES           SHARES            SHARES          SHARES       CLASS SHARES
------------------------------------------------------------------------------------------------------------------------

        $376,047          $1,452,757         $932,927       $1,899,955         $1,036,073      $299,070      $1,543,530
              --                  --               --               --                 --            --           6,298
              --                  --               --               --                 --            --              --
         376,047           1,452,757          932,927        1,899,955          1,036,073       299,070       1,549,828

               1                  17                2               19                  8             1              11
              --                   2               --               --                 --            --              --
               1                  19                2               19                  8             1              11
        $376,046          $1,452,738         $932,925       $1,899,936         $1,036,065      $299,069      $1,549,817

        $287,634          $1,077,559         $830,236       $1,632,027           $764,307      $293,716      $1,487,329
          10,449              61,531           36,585           54,770             41,997        26,679         192,700





                           STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------
                  PREMIER
                   GROWTH      REAL ESTATE     S&P 500(R)     SMALL-CAP
    INCOME         EQUITY       SECURITIES       INDEX          EQUITY      TOTAL RETURN   TOTAL RETURN
    V.I.S.         V.I.S.     V.I.S. FUND --     V.I.S.         V.I.S.         V.I.S.         V.I.S.
   FUND --        FUND --        CLASS 1        FUND --        FUND --        FUND --        FUND --
CLASS 1 SHARES CLASS 1 SHARES     SHARES     CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 3 SHARES
--------------------------------------------------------------------------------------------------------

    $1,712,463     $4,040,407     $3,929,207    $30,915,820     $3,643,668     $5,000,033       $584,769
            --             --             --             --             --             --             --
            --             --             --             --             --             --             --
     1,712,463      4,040,407      3,929,207     30,915,820      3,643,668      5,000,033        584,769

            32             54             77            545             43             50             --
            --             --             --             13             --             --              1
            32             54             77            558             43             50              1
    $1,712,431     $4,040,353     $3,929,130    $30,915,262     $3,643,625     $4,999,983       $584,768

    $1,595,416     $3,261,969     $4,145,424    $22,983,239     $3,325,242     $4,982,577       $575,807
       137,217         32,860        326,889        618,811        248,545        300,663         35,291

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                          STATE STREET
                                            VARIABLE
                                           INSURANCE
                                             SERIES
                                          FUNDS, INC.
                                          (CONTINUED)         THE ALGER PORTFOLIOS        THE PRUDENTIAL SERIES FUND
                                         -------------- --------------------------------- -------------------------
                                                                                            JENNISON
                                              U.S.           ALGER            ALGER          20/20
                                             EQUITY        LARGE CAP        SMALL CAP        FOCUS        JENNISON
                                             V.I.S.          GROWTH           GROWTH      PORTFOLIO --  PORTFOLIO --
                                            FUND --       PORTFOLIO --     PORTFOLIO --     CLASS II      CLASS II
                                         CLASS 1 SHARES CLASS I-2 SHARES CLASS I-2 SHARES    SHARES        SHARES
--------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $1,969,671       $5,663,375       $4,816,427     $165,677      $351,879
Dividend receivable                                  --               --               --           --            --
Receivable for units sold                            --               --               --           --            --
TOTAL ASSETS                                  1,969,671        5,663,375        4,816,427      165,677       351,879

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                            33              131              114            1            --
Payable for units withdrawn                          --               --               --           --            --
TOTAL LIABILITIES                                    33              131              114            1            --
NET ASSETS                                   $1,969,638       $5,663,244       $4,816,313     $165,676      $351,879

Investments in securities at cost            $1,640,244       $3,755,655       $2,926,224      $59,062      $155,537
Shares outstanding                               36,968           60,629          107,558        3,512         2,902

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020




                         THE PRUDENTIAL
                           SERIES FUND    WELLS FARGO
                           (CONTINUED)   VARIABLE TRUST
                         ------------------------------


                             NATURAL      WELLS FARGO
                            RESOURCES       VT OMEGA
                          PORTFOLIO --   GROWTH FUND --
                         CLASS II SHARES    CLASS 2
                         ------------------------------

                                $594,202       $294,712
                                      --             --
                                      --             --
                                 594,202        294,712

                                       7              1
                                      --             --
                                       7              1
                                $594,195       $294,711

                                $524,617       $194,093
                                  22,671          7,288

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                           Statements of Operations

                                                        AB VARIABLE PRODUCTS SERIES FUND, INC.
                                         ---------------------------------------------------------------------

                                              AB
                                            GLOBAL         AB            AB             AB            AB
                                           THEMATIC    GROWTH AND   INTERNATIONAL   LARGE CAP     SMALL CAP
                                            GROWTH       INCOME         VALUE         GROWTH        GROWTH
                                         PORTFOLIO -- PORTFOLIO --  PORTFOLIO --   PORTFOLIO --  PORTFOLIO --
                                           CLASS B      CLASS B        CLASS B       CLASS B       CLASS B
                                         ------------ ------------  -------------  ------------  ------------
                                          YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                         DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                             2020         2020          2020           2020          2020
--------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                   $1,212      $55,389        $11,598           $--           $--
Mortality and expense risk and
administrative charges
(note 4)                                        1,060       11,903          2,667         4,017         2,029
NET INVESTMENT INCOME (EXPENSE)                   152       43,486          8,931        (4,017)       (2,029)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                       33,406      (17,275)       (24,355)       46,245         5,107
Change in unrealized appreciation
(depreciation)                                 31,609     (185,279)        32,975       168,558       145,461
Capital gain distributions                     25,504      226,869             --        78,072        28,845
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 90,519       24,315          8,620       292,875       179,413

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    $90,671      $67,801        $17,551      $288,858      $177,384


                                              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         -------------------------------------------------------------------------------------
                                             INVESCO
                                           OPPENHEIMER                          INVESCO           INVESCO
                                              V.I.            INVESCO         OPPENHEIMER       OPPENHEIMER       INVESCO
                                             GLOBAL         OPPENHEIMER           V.I.             V.I.            V.I.
                                            STRATEGIC           V.I.          MAIN STREET      TOTAL RETURN      AMERICAN
                                             INCOME         MAIN STREET        SMALL CAP           BOND          FRANCHISE
                                             FUND --         FUND(R) --        FUND(R) --     FUND --SERIES I     FUND --
                                         SERIES I SHARES  SERIES II SHARES  SERIES II SHARES      SHARES      SERIES I SHARES
                                         ---------------  ----------------  ----------------  --------------- ---------------
                                           YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                              2020              2020              2020             2020            2020
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                     $51,276           $20,074            $3,741          $47,283            $850
Mortality and expense risk and
administrative charges (note 4)                    7,176             5,474             3,118           14,087           5,977
NET INVESTMENT INCOME (EXPENSE)                   44,100            14,600               623           33,196          (5,127)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                          (9,378)             (620)             (798)          11,586          78,349
Change in unrealized appreciation
(depreciation)                                   (11,754)           45,024           178,899           80,830         271,311
Capital gain distributions                            --           170,003            14,917               --          88,722
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                   (21,132)          214,407           193,018           92,416         438,382

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                       $22,968          $229,007          $193,641         $125,612        $433,255

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------------------------------------------
    INVESCO          INVESCO           INVESCO         INVESCO          INVESCO          INVESCO
  OPPENHEIMER      OPPENHEIMER       OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER         INVESCO
     V.I.              V.I.             V.I.             V.I.            V.I.              V.I.          OPPENHEIMER
    CAPITAL          CAPITAL        CONSERVATIVE     CONSERVATIVE    DISCOVERY MID    DISCOVERY MID          V.I.
 APPRECIATION      APPRECIATION       BALANCED         BALANCED       CAP GROWTH        CAP GROWTH          GLOBAL
    FUND --          FUND --           FUND --         FUND --          FUND --          FUND --           FUND --
SERIES I SHARES  SERIES II SHARES  SERIES I SHARES SERIES II SHARES SERIES I SHARES  SERIES II SHARES  SERIES II SHARES
-----------------------------------------------------------------------------------------------------------------------
  YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED        YEAR ENDED        YEAR ENDED
 DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
     2020              2020             2020             2020            2020              2020              2020
-----------------------------------------------------------------------------------------------------------------------

            $--               $--          $34,921           $5,175          $2,410               $--           $17,541
         47,527             1,527           17,728              183          56,570               569            13,221
        (47,527)           (1,527)          17,193            4,992         (54,160)             (569)            4,320

        215,398            10,586           53,934           12,162         171,827             2,115           107,315
        737,806            83,105          111,416           13,652       1,607,131            55,182           755,501
        813,794            89,518           38,803            6,540         502,439            17,882           145,459
      1,766,998           183,209          204,153           32,354       2,281,397            75,179         1,008,275

     $1,719,471          $181,682         $221,346          $37,346      $2,227,237           $74,610        $1,012,595

                                                                                                 AMERICAN
                                                                                                  CENTURY
                                                                                                 VARIABLE
        AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)         PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------



  INVESCO V.I.                                           INVESCO V.I.
    AMERICAN        INVESCO V.I.    INVESCO V.I. CORE   INTERNATIONAL   INVESCO V.I. VALUE     VP INFLATION
   FRANCHISE          COMSTOCK           EQUITY             GROWTH        OPPORTUNITIES         PROTECTION
    FUND --           FUND --            FUND --           FUND --           FUND --              FUND --
SERIES II SHARES  SERIES II SHARES   SERIES I SHARES   SERIES II SHARES  SERIES II SHARES        CLASS II
----------------------------------------------------------------------------------------------------------------
   YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED        YEAR ENDED          YEAR ENDED
  DECEMBER 31,      DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,        DECEMBER 31,
      2020              2020              2020               2020              2020                2020
----------------------------------------------------------------------------------------------------------------

             $--           $23,569            $13,476           $16,332               $411               $6,975

             625             2,716              3,622             1,951                763                  350
            (625)           20,853              9,854            14,381               (352)               6,625

          11,642           (21,590)             1,254             5,225            (18,047)               4,706
          91,653           (70,505)          (107,081)           67,120             25,608               35,291
          27,771            29,305            232,462            17,802             21,204                   --
         131,066           (62,790)           126,635            90,147             28,765               39,997

        $130,441          $(41,937)          $136,489          $104,528            $28,413              $46,622



    BNY MELLON
------------------



    BNY MELLON
 SUSTAINABLE U.S.
      EQUITY
PORTFOLIO, INC. --
  INITIAL SHARES
------------------
    YEAR ENDED
   DECEMBER 31,
       2020
------------------

            $1,394

               637
               757

             1,102
            24,390
             1,512
            27,004

           $27,761

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1


                                                                                                                COLUMBIA FUNDS
                                                                                                                VARIABLE SERIES
                                                         BLACKROCK VARIABLE SERIES FUNDS, INC.                     TRUST II
                                         ---------------------------------------------------------------------- ---------------
                                            BLACKROCK                                            BLACKROCK
                                            ADVANTAGE                           BLACKROCK          LARGE         CTIVP/SM/ --
                                            U.S. TOTAL        BLACKROCK           GLOBAL         CAP FOCUS          LOOMIS
                                              MARKET         BASIC VALUE        ALLOCATION         GROWTH           SAYLES
                                           V.I. FUND --      V.I. FUND --      V.I. FUND --     V.I. FUND --    GROWTH FUND --
                                         CLASS III SHARES  CLASS III SHARES  CLASS III SHARES CLASS III SHARES      CLASS 1
                                         ----------------  ----------------  ---------------- ----------------  ---------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED
                                           DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2020              2020              2020             2020             2020
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                       $2,631            $3,873           $10,385              $--              $--
Mortality and expense risk and
administrative charges
(note 4)                                              435               628             2,113              913            1,894
NET INVESTMENT INCOME (EXPENSE)                     2,196             3,245             8,272             (913)          (1,894)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                           (2,180)           (2,842)            6,152           20,060          127,813
Change in unrealized appreciation
(depreciation)                                     13,766              (352)           92,605          157,146          202,812
Capital gain distributions                         17,309             4,942            50,721           37,213               --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                     28,895             1,748           149,478          214,419          330,625

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                        $31,091            $4,993          $157,750         $213,506         $328,731

                                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         ---------------------------------------------------------------------------------
                                                                                                                VIP
                                               VIP                                                            DYNAMIC
                                              ASSET             VIP            VIP             VIP            CAPITAL
                                           MANAGER/SM/       BALANCED     CONTRAFUND(R)   CONTRAFUND(R)    APPRECIATION
                                          PORTFOLIO --     PORTFOLIO --   PORTFOLIO --    PORTFOLIO --     PORTFOLIO --
                                         SERVICE CLASS 2  SERVICE CLASS 2 INITIAL CLASS  SERVICE CLASS 2  SERVICE CLASS 2
                                         ---------------  --------------- -------------  ---------------  ---------------
                                           YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                          DECEMBER 31,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                              2020             2020           2020            2020             2020
--------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                      $1,372           $8,112       $41,607           $4,896              $91
Mortality and expense risk and
administrative charges (note 4)                      432            1,115       167,370           23,780            1,483
NET INVESTMENT INCOME (EXPENSE)                      940            6,997      (125,763)         (18,884)          (1,392)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                            (297)          12,501       486,723          390,262           50,613
Change in unrealized appreciation
(depreciation)                                    11,648          100,898     3,966,490        1,323,671           12,291
Capital gain distributions                         1,425            9,585        85,440           33,374            2,861
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                    12,776          122,984     4,538,653        1,747,307           65,765

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                       $13,716         $129,981    $4,412,890       $1,728,423          $64,373

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

   COLUMBIA                                                                                       FIDELITY(R)
FUNDS VARIABLE                                                                                     VARIABLE
SERIES TRUST II   EATON VANCE                                                                      INSURANCE
  (CONTINUED)    VARIABLE TRUST                 FEDERATED HERMES INSURANCE SERIES                PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
   COLUMBIA                        FEDERATED       FEDERATED                       FEDERATED
   VARIABLE                          HERMES          HERMES        FEDERATED         HERMES
 PORTFOLIO --                     HIGH INCOME     HIGH INCOME        HERMES         MANAGED        VIP ASSET
   OVERSEAS      VT FLOATING --       BOND            BOND          KAUFMANN       VOLATILITY     MANAGER/SM/
 CORE FUND --         RATE         FUND II --      FUND II --      FUND II --      FUND II --    PORTFOLIO --
    CLASS 2       INCOME FUND    PRIMARY SHARES  SERVICE SHARES  SERVICE SHARES  PRIMARY SHARES  INITIAL CLASS
--------------------------------------------------------------------------------------------------------------
  YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
 DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
     2020             2020            2020            2020            2020            2020           2020
--------------------------------------------------------------------------------------------------------------

         $7,719         $41,634         $33,020         $47,457             $--         $19,590        $67,189
          1,088           5,087           4,384           2,079           3,049           6,916         45,438
          6,631          36,547          28,636          45,378          (3,049)         12,674         21,751

        (10,735)        (38,359)        (18,412)         (9,105)         20,031           7,124         50,315
         40,525           6,100           3,197           7,247         215,215         (31,637)       483,433
          6,676              --              --              --         135,857              --         59,109
         36,466         (32,259)        (15,215)         (1,858)        371,103         (24,513)       592,857

        $43,097          $4,288         $13,421         $43,520        $368,054        $(11,839)      $614,608

                           FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------------

                                     VIP             VIP             VIP
     VIP             VIP          GROWTH &        GROWTH &         GROWTH           VIP             VIP
EQUITY-INCOME   EQUITY-INCOME      INCOME          INCOME       OPPORTUNITIES     GROWTH          GROWTH
PORTFOLIO --    PORTFOLIO --    PORTFOLIO --    PORTFOLIO --    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
INITIAL CLASS  SERVICE CLASS 2  INITIAL CLASS  SERVICE CLASS 2  INITIAL CLASS  INITIAL CLASS  SERVICE CLASS 2
--------------------------------------------------------------------------------------------------------------
 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
    2020            2020            2020            2020            2020           2020            2020
--------------------------------------------------------------------------------------------------------------

     $166,081          $32,431        $30,044          $21,834           $201        $12,269           $1,655
       89,991            6,136         11,163            3,129         13,282        146,294           14,364
       76,090           26,295         18,881           18,705        (13,081)      (134,025)         (12,709)

      (40,049)            (241)        15,080            6,995        234,079      1,051,281          238,965
      (32,787)          (5,180)       (14,973)         (14,016)       530,643      3,172,745          328,223
      443,929           95,282         75,568           63,084         85,465      1,543,677          368,517
      371,093           89,861         75,675           56,063        850,187      5,767,703          935,705

     $447,183         $116,156        $94,556          $74,768       $837,106     $5,633,678         $922,996

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                                                                    FRANKLIN TEMPLETON VARIABLE
                                         FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)    INSURANCE PRODUCTS TRUST
                                         -----------------------------------------------------    -------------------------------

                                                                                     VIP                             FRANKLIN
                                               VIP                VIP               VALUE            FRANKLIN         MUTUAL
                                             MID CAP           OVERSEAS          STRATEGIES         INCOME VIP      SHARES VIP
                                          PORTFOLIO --       PORTFOLIO --       PORTFOLIO --         FUND --         FUND --
                                         SERVICE CLASS 2     INITIAL CLASS     SERVICE CLASS 2    CLASS 2 SHARES  CLASS 2 SHARES
                                         ------------------  ----------------  -----------------  --------------  --------------
                                           YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,    DECEMBER 31,
                                              2020               2020               2020               2020            2020
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                    $ 17,694           $12,526              $3,908           $76,109         $10,970
Mortality and expense risk and
administrative charges (note 4)                   23,600            25,755                 505               551             435
NET INVESTMENT INCOME (EXPENSE)                   (5,906)          (13,229)              3,403            75,558          10,535

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                         (57,536)           83,997             (18,485)          (32,752)        (35,537)
Change in unrealized appreciation
(depreciation)                                   826,344           296,608              26,301           (53,564)        (12,474)
Capital gain distributions                            --            12,935              20,644             1,078          15,251
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                   768,808           393,540              28,460           (85,238)        (32,760)

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                      $762,902          $380,311             $31,863           $(9,680)       $(22,225)

                                                               JANUS ASPEN SERIES (CONTINUED)
                                         --------------------------------------------------------------------------
                                                            JANUS                          JANUS         JANUS
                                             JANUS        HENDERSON        JANUS         HENDERSON     HENDERSON
                                           HENDERSON     ENTERPRISE      HENDERSON     FLEXIBLE BOND     FORTY
                                            BALANCED    PORTFOLIO --     ENTERPRISE    PORTFOLIO --  PORTFOLIO --
                                          PORTFOLIO --  INSTITUTIONAL   PORTFOLIO --   INSTITUTIONAL INSTITUTIONAL
                                         SERVICE SHARES    SHARES      SERVICE SHARES     SHARES        SHARES
                                         -------------- -------------  --------------  ------------- -------------
                                           YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                              2020          2020            2020           2020          2020
-------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                    $63,258       $10,334            $522        $55,188       $43,560
Mortality and expense risk and
administrative charges (note 4)                  15,151        75,757           5,364         19,064        57,310
NET INVESTMENT INCOME (EXPENSE)                  48,107       (65,423)         (4,842)        36,124       (13,750)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                        213,099       310,617          36,870         12,958       202,581
Change in unrealized appreciation
(depreciation)                                   52,679       777,521          90,570        119,608     1,428,635
Capital gain distributions                       28,180       645,390          88,644             --       410,181
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                  293,958     1,733,528         216,084        132,566     2,041,397

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                     $342,065    $1,668,105        $211,242       $168,690    $2,027,647

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                                                JANUS ASPEN
                  (CONTINUED)                           GOLDMAN SACHS VARIABLE INSURANCE TRUST        SERIES
----------------------------------------------------------------------------------------------------------------
                                                        GOLDMAN         GOLDMAN        GOLDMAN         JANUS
                    TEMPLETON                            SACHS           SACHS          SACHS        HENDERSON
  TEMPLETON           GLOBAL          TEMPLETON        GOVERNMENT      LARGE CAP       MID CAP       BALANCED
   FOREIGN             BOND             GROWTH           MONEY       VALUE FUND --  VALUE FUND --  PORTFOLIO --
 VIP FUND --       VIP FUND --       VIP FUND --     MARKET FUND --  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
CLASS 1 SHARES    CLASS 1 SHARES    CLASS 2 SHARES   SERVICE SHARES     SHARES         SHARES         SHARES
----------------------------------------------------------------------------------------------------------------
  YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
 DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     2020              2020              2020             2020           2020           2020           2020
----------------------------------------------------------------------------------------------------------------

       $20,172           $90,844            $5,007          $24,523        $10,462        $21,162       $170,516
         4,624            11,180               121           62,513          6,728         29,368         68,318
        15,548            79,664             4,886          (37,990)         3,734         (8,206)       102,198

       (51,897)          (37,367)          (12,669)              --        (63,174)       (81,778)       311,447
        20,889          (109,029)           17,687               --         34,396        277,854        443,963
            --                --                --               --         13,769         53,753         69,874
       (31,008)         (146,396)            5,018               --        (15,009)       249,829        825,284

      $(15,460)         $(66,732)           $9,904         $(37,990)      $(11,275)      $241,623       $927,482

                                        JANUS ASPEN SERIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                    JANUS                             JANUS            JANUS                         JANUS
    JANUS         HENDERSON          JANUS          HENDERSON        HENDERSON        JANUS        HENDERSON
  HENDERSON    GLOBAL RESEARCH     HENDERSON    GLOBAL TECHNOLOGY    OVERSEAS       HENDERSON      RESEARCH
    FORTY       PORTFOLIO --    GLOBAL RESEARCH  AND INNOVATION    PORTFOLIO --      OVERSEAS    PORTFOLIO --
 PORTFOLIO --   INSTITUTIONAL    PORTFOLIO --     PORTFOLIO --     INSTITUTIONAL   PORTFOLIO --  INSTITUTIONAL
SERVICE SHARES     SHARES       SERVICE SHARES   SERVICE SHARES       SHARES      SERVICE SHARES    SHARES
---------------------------------------------------------------------------------------------------------------
  YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED    YEAR ENDED
 DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
     2020           2020             2020             2020             2020            2020          2020
---------------------------------------------------------------------------------------------------------------

       $10,937         $41,575           $3,462               $47        $38,792          $1,750       $37,174
         7,081          41,587            2,512            12,482         26,611             457        61,661
         3,856             (12)             950           (12,435)        12,181           1,293       (24,487)

       151,467         206,034           23,230           188,099        (26,531)            322       267,677
       303,317         433,191           46,319           348,658        466,495          21,456     1,199,170
       123,888         264,230           29,393           137,106             --              --       546,582
       578,672         903,455           98,942           673,863        439,964          21,778     2,013,429

      $582,528        $903,443          $99,892          $661,428       $452,145         $23,071    $1,988,942

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                          JANUS ASPEN
                                             SERIES
                                          (CONTINUED)          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                         --------------  -----------------------------------------------------
                                                         CLEARBRIDGE  CLEARBRIDGE   CLEARBRIDGE  CLEARBRIDGE
                                             JANUS         VARIABLE     VARIABLE      VARIABLE     VARIABLE
                                           HENDERSON      AGGRESSIVE    DIVIDEND      DIVIDEND    LARGE CAP
                                            RESEARCH        GROWTH      STRATEGY      STRATEGY      VALUE
                                          PORTFOLIO --   PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                                         SERVICE SHARES    CLASS II     CLASS I       CLASS II     CLASS I
                                         --------------  ------------ ------------  ------------ ------------
                                           YEAR ENDED     YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                              2020           2020         2020          2020         2020
--------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                    $ 1,259        $1,915       $9,115          $739       $9,738
Mortality and expense risk and
administrative charges (note 4)                   1,678           648        6,411           393        4,993
NET INVESTMENT INCOME (EXPENSE)                    (419)        1,267        2,704           346        4,745

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                          3,544           331      (15,342)          319      (23,204)
Change in unrealized appreciation
(depreciation)                                   72,330        22,192        1,298         2,743      (51,345)
Capital gain distributions                       29,272        31,995        5,629           510       76,791
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                  105,146        54,518       (8,415)        3,572        2,242

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                     $104,727       $55,785      $(5,711)       $3,918       $6,987

                                                                                                        RYDEX VARIABLE
                                                  PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                TRUST
                                         ------------------------------------------------------------- ----------------
                                         INTERNATIONAL
                                         BOND PORTFOLIO  LONG-TERM U.S.
                                          (U.S. DOLLAR     GOVERNMENT    LOW DURATION    TOTAL RETURN
                                           HEDGED) --     PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                                         ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE NASDAQ -- 100(R)
                                          CLASS SHARES    CLASS SHARES   CLASS SHARES    CLASS SHARES        FUND
                                         --------------  -------------- --------------  -------------- ----------------
                                           YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2020            2020           2020            2020            2020
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                    $10,881         $35,188         $7,550        $143,628           $1,525
Mortality and expense risk and
administrative charges (note 4)                     693           5,590          2,314          27,742            1,352
NET INVESTMENT INCOME (EXPENSE)                  10,188          29,598          5,236         115,886              173

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                            896         102,045           (448)        121,161           35,521
Change in unrealized appreciation
(depreciation)                                   (2,012)        159,820         11,572         224,932          103,434
Capital gain distributions                           --          17,947             --          77,685           60,836
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                   (1,116)        279,812         11,124         423,778          199,791

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                      $ 9,072        $309,410        $16,360        $539,664         $199,964

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                                          MFS(R) VARIABLE
                                                                             INSURANCE
                    MFS(R) VARIABLE INSURANCE TRUST                           TRUST II       PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
                                                                               MFS(R)
                                                                           MASSACHUSETTS
MFS(R) INVESTORS     MFS(R) NEW         MFS(R) TOTAL   MFS(R) UTILITIES   INVESTORS GROWTH     ALL ASSET      HIGH YIELD
TRUST SERIES --  DISCOVERY SERIES --  RETURN SERIES --    SERIES --      STOCK PORTFOLIO --  PORTFOLIO --    PORTFOLIO --
 SERVICE CLASS      SERVICE CLASS      SERVICE CLASS    SERVICE CLASS      SERVICE CLASS     ADVISOR CLASS  ADMINISTRATIVE
     SHARES            SHARES              SHARES           SHARES             SHARES           SHARES       CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------
   YEAR ENDED        YEAR ENDED          YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED      YEAR ENDED
  DECEMBER 31,      DECEMBER 31,        DECEMBER 31,     DECEMBER 31,       DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
      2020              2020                2020             2020               2020             2020            2020
---------------------------------------------------------------------------------------------------------------------------

          $1,420                 $--           $17,628          $38,748              $1,972        $13,035         $74,194
             413               4,536               499            6,337               2,497            279           4,158
           1,007              (4,536)           17,129           32,411                (525)        12,756          70,036

          30,017              13,097            12,424           31,438               5,130           (360)         (9,942)
           5,889             322,674            27,913          (27,771)             91,179          9,222          16,956
          10,233             115,424            22,956           45,847              86,692             --              --
          46,139             451,195            63,293           49,514             183,001          8,862           7,014

         $47,146            $446,659           $80,422          $81,925            $182,476        $21,618         $77,050


                             STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------
                  PREMIER
                   GROWTH       REAL ESTATE      S&P 500(R)     SMALL-CAP
    INCOME         EQUITY        SECURITIES        INDEX          EQUITY       TOTAL RETURN    TOTAL RETURN
    V.I.S.         V.I.S.          V.I.S.          V.I.S.         V.I.S.          V.I.S.          V.I.S.
   FUND --        FUND --         FUND --         FUND --        FUND --         FUND --         FUND --
CLASS 1 SHARES CLASS 1 SHARES  CLASS 1 SHARES  CLASS 1 SHARES CLASS 1 SHARES  CLASS 1 SHARES  CLASS 3 SHARES
-------------------------------------------------------------------------------------------------------------
  YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
 DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     2020           2020            2020            2020           2020            2020            2020
-------------------------------------------------------------------------------------------------------------

       $42,826         $1,095         $19,357        $496,277            $--         $89,964          $9,129
        11,546         17,554          27,501         175,865         13,635          17,158              45
        31,280        (16,459)         (8,144)        320,412        (13,635)         72,806           9,084

        14,281         80,492        (146,048)        969,262       (108,246)        (59,162)        (19,897)
        48,249        608,604        (200,154)        791,545        470,606         265,543          44,533
         5,672        354,769          51,998       2,310,999         99,964              --              --
        68,202      1,043,865        (294,204)      4,071,806        462,324         206,381          24,636

       $99,482     $1,027,406       $(302,348)     $4,392,218       $448,689        $279,187         $33,720

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                           STATE STREET
                                             VARIABLE
                                         INSURANCE SERIES
                                           FUNDS, INC.            THE ALGER PORTFOLIOS         THE PRUDENTIAL SERIES FUND
                                           (CONTINUED)     ---------------------------------- ----------------------------
                                         ------------------
                                                                ALGER             ALGER       JENNISON 20/20
                                           U.S. EQUITY        LARGE CAP         SMALL CAP         FOCUS         JENNISON
                                              V.I.S.            GROWTH            GROWTH       PORTFOLIO --   PORTFOLIO --
                                             FUND --         PORTFOLIO --      PORTFOLIO --      CLASS II       CLASS II
                                          CLASS 1 SHARES   CLASS I-2 SHARES  CLASS I-2 SHARES     SHARES         SHARES
                                         ----------------  ----------------  ---------------- --------------  ------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED
                                           DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2020              2020              2020            2020           2020
--------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                      $ 9,089            $7,949           $40,207            $--           $--
Mortality and expense risk and
administrative charges (note 4)                    10,312            36,135            31,249            355            --
NET INVESTMENT INCOME (EXPENSE)                    (1,223)          (28,186)            8,958           (355)           --

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                           31,801           138,111            99,835         71,433         1,695
Change in unrealized appreciation
(depreciation)                                    186,375         1,414,820         1,479,994        (26,229)      124,660
Capital gain distributions                        137,842           710,684           269,749             --            --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                    356,018         2,263,615         1,849,578         45,204       126,355

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                       $354,795        $2,235,429        $1,858,536        $44,849      $126,355

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1



THE PRUDENTIAL
  SERIES FUND    WELLS FARGO
  (CONTINUED)   VARIABLE TRUST
------------------------------

    NATURAL      WELLS FARGO
   RESOURCES       VT OMEGA
 PORTFOLIO --   GROWTH FUND --
CLASS II SHARES    CLASS 2
------------------------------
  YEAR ENDED      YEAR ENDED
 DECEMBER 31,    DECEMBER 31,
     2020            2020
------------------------------

        $--            $--
      1,925            268
     (1,925)          (268)

     (8,372)         2,812
     74,201         68,935
         --         18,486
     65,829         90,233

    $63,904        $89,965

See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                            AB VARIABLE PRODUCTS SERIES FUND, INC.
                                         -----------------------------------------------------------------------------
                                                    AB                        AB                        AB
                                              GLOBAL THEMATIC             GROWTH AND               INTERNATIONAL
                                            GROWTH PORTFOLIO --       INCOME PORTFOLIO --       VALUE PORTFOLIO --
                                                  CLASS B                   CLASS B                   CLASS B
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)                $152        $(457)      $43,486      $34,079      $8,931       $4,114
Net realized gain (loss) on investments      33,406       17,396       (17,275)      91,113     (24,355)      (7,587)
Change in unrealized appreciation
(depreciation) on investments                31,609       38,268      (185,279)     350,120      32,975      128,107
Capital gain distributions                   25,504       14,574       226,869      497,507          --           --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   90,671       69,781        67,801      972,819      17,551      124,634

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  6,263        6,466        69,361       96,643      25,898       26,534
Loan interest                                    --           --          (946)      (1,220)         81           37
Death benefits                              (41,426)          --       (33,130)    (276,906)    (26,845)      (6,941)
Surrenders                                  (35,939)     (40,247)     (139,604)    (258,739)    (17,383)      (6,980)
Loans                                            --           --         7,836        8,453       1,670        3,163
Cost of insurance and administrative
expenses                                     (4,538)      (4,822)     (123,039)    (145,728)    (19,833)     (21,225)
Transfers between subaccounts
(including fixed account), net               (1,167)          (4)       13,746      (11,598)      4,150        8,647
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (76,807)     (38,607)     (205,776)    (589,095)    (32,262)       3,235
INCREASE (DECREASE) IN NET ASSETS            13,864       31,174      (137,975)     383,724     (14,711)     127,869
Net assets at beginning of year             280,502      249,328     4,832,626    4,448,902     890,642      762,773
Net assets at end of year                  $294,366     $280,502    $4,694,651   $4,832,626    $875,931     $890,642

CHANGE IN UNITS (NOTE 5):
Units purchased                                 207          266        14,802       11,191      30,460       10,917
Units redeemed                               (2,351)      (1,556)      (22,341)     (30,393)    (32,567)     (10,593)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (2,144)      (1,290)       (7,539)     (19,202)     (2,107)         324

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
-----------------------------------------------------
           AB                         AB
        LARGE CAP                  SMALL CAP
   GROWTH PORTFOLIO --        GROWTH PORTFOLIO --
         CLASS B                    CLASS B
-----------------------------------------------------
 YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020          2019         2020         2019
-----------------------------------------------------


    $(4,017)     $(3,634)     $(2,029)     $(1,794)
     46,245       57,574        5,107       24,828
    168,558       80,852      145,461       33,003
     78,072      102,856       28,845       48,946
    288,858      237,648      177,384      104,983

     13,261       14,465        6,605        8,582
       (210)        (119)         (52)         (63)
         --       (8,244)          --           --
    (59,456)     (96,483)     (21,296)     (30,190)
     (1,757)         709          659          205
    (26,599)     (24,912)     (13,106)     (13,426)
     (7,366)      (6,257)     (24,039)     (23,199)
    (82,127)    (120,841)     (51,229)     (58,091)
    206,731      116,807      126,155       46,892
    862,033      745,226      369,987      323,095
 $1,068,764     $862,033     $496,142     $369,987

      9,610        7,319          543        6,745
    (12,326)     (12,793)      (1,756)      (8,349)
     (2,716)      (5,474)      (1,213)      (1,604)

       AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------
   INVESCO OPPENHEIMER       INVESCO OPPENHEIMER       INVESCO OPPENHEIMER
      V.I. CAPITAL              V.I. CAPITAL            V.I. CONSERVATIVE
  APPRECIATION FUND --      APPRECIATION FUND --        BALANCED FUND --
     SERIES I SHARES          SERIES II SHARES           SERIES I SHARES
-----------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019
-----------------------------------------------------------------------------


   $(47,527)    $(38,004)    $(1,527)     $(1,233)      $17,193      $20,515
    215,398       75,080      10,586       19,208        53,934       15,795
    737,806      893,290      83,105       93,535       111,416      190,392
    813,794      439,807      89,518       48,521        38,803       26,988
  1,719,471    1,370,173     181,682      160,031       221,346      253,690

    135,011      133,403      10,533        9,855        38,295       57,986
     (4,482)      (3,760)       (387)        (284)          977         (495)
    (37,802)     (43,092)         --     (185,904)     (212,874)     (17,584)
   (227,586)    (102,086)     (7,215)     (51,031)      (50,826)     (19,311)
     46,574      (18,799)        652          614        28,788       (3,089)
   (206,975)    (192,358)    (12,792)     (11,063)      (57,393)     (80,722)
    (94,893)     (88,632)     (8,002)       4,475       (40,736)       7,531
   (390,153)    (315,324)    (17,211)    (233,338)     (293,769)     (55,684)
  1,329,318    1,054,849     164,471      (73,307)      (72,423)     198,006
  5,093,133    4,038,284     514,798      588,105     1,784,805    1,586,799
 $6,422,451   $5,093,133    $679,269     $514,798    $1,712,382   $1,784,805

      2,223        1,532       1,606        2,684         2,150        2,989
     (4,284)      (3,778)     (2,000)      (9,770)       (6,980)      (3,904)
     (2,061)      (2,246)       (394)      (7,086)       (4,830)        (915)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         -----------------------------------------------------------------------------
                                            INVESCO OPPENHEIMER       INVESCO OPPENHEIMER       INVESCO OPPENHEIMER
                                             V.I. CONSERVATIVE      V.I. DISCOVERY MID CAP    V.I. DISCOVERY MID CAP
                                             BALANCED FUND --           GROWTH FUND --            GROWTH FUND --
                                             SERIES II SHARES           SERIES I SHARES          SERIES II SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $4,992       $4,644      $(54,160)    $(49,511)      $(569)       $(477)
Net realized gain (loss) on investments      12,162          912       171,827      217,267       2,115          830
Change in unrealized appreciation
(depreciation) on investments                13,652       27,323     1,607,131      859,503      55,182       31,601
Capital gain distributions                    6,540        3,792       502,439      687,012      17,882       24,613
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   37,346       36,671     2,227,237    1,714,271      74,610       56,567

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  8,498        3,842       134,961      152,161       4,938        4,093
Loan interest                                   (29)          (3)       (8,302)      (6,491)        (68)        (305)
Death benefits                                   --           --       (73,868)     (62,114)         --           --
Surrenders                                  (12,225)     (11,478)     (242,419)    (177,241)     (8,573)     (14,249)
Loans                                         3,500       (4,080)        7,704     (175,879)         56       (1,037)
Cost of insurance and administrative
expenses                                     (9,400)      (3,417)     (225,171)    (240,706)     (5,561)      (5,286)
Transfers between subaccounts
(including fixed account), net               13,179          (12)        4,444      (76,722)         23         (129)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                          3,523      (15,148)     (402,651)    (586,992)     (9,185)     (16,913)
INCREASE (DECREASE) IN NET ASSETS            40,869       21,523     1,824,586    1,127,279      65,425       39,654
Net assets at beginning of year             245,589      224,066     5,827,217    4,699,938     190,481      150,827
Net assets at end of year                  $286,458     $245,589    $7,651,803   $5,827,217    $255,906     $190,481

CHANGE IN UNITS (NOTE 5):
Units purchased                               5,268          258         1,890        4,117         125          127
Units redeemed                               (4,914)      (1,268)       (4,278)      (9,289)       (305)        (551)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                          354       (1,010)       (2,388)      (5,172)       (180)        (424)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
---------------------------------------------------------------------------------------------------------
                             INVESCO OPPENHEIMER                                   INVESCO OPPENHEIMER
   INVESCO OPPENHEIMER      V.I. GLOBAL STRATEGIC      INVESCO OPPENHEIMER          V.I. MAIN STREET
   V.I. GLOBAL FUND --         INCOME FUND --       V.I. MAIN STREET FUND(R) --   SMALL CAP FUND(R) --
    SERIES II SHARES           SERIES I SHARES          SERIES II SHARES            SERIES II SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020          2019          2020         2019
----------------------------------------------------------------------------------------------------------


     $4,320      $11,005     $44,100      $25,736       $14,600        $8,579          $623      $(2,938)
    107,315       91,477      (9,378)      (7,624)         (620)       21,222          (798)      24,439
    755,501      332,995     (11,754)      65,645        45,024       145,996       178,899      113,934
    145,459      518,941          --           --       170,003       276,814        14,917       96,918
  1,012,595      954,418      22,968       83,757       229,007       452,611       193,641      232,353

     61,897       63,962      76,906       78,286        39,462        42,097        17,093       20,183
       (746)        (951)        476       (1,099)         (189)         (306)          (71)        (230)
    (26,876)    (128,293)     (8,127)     (26,400)      (57,562)      (72,861)           --           --
   (114,288)    (214,246)    (20,803)     (40,019)      (30,795)      (51,672)      (55,624)     (23,190)
     57,514       12,180         470        3,003        (1,054)       (3,320)       27,330           --
    (83,735)     (80,766)    (70,841)     (74,340)      (45,949)      (51,949)      (19,622)     (21,211)
      6,607      (23,389)     11,581       (1,826)      (80,471)       (3,775)      (28,154)      (2,622)
    (99,627)    (371,503)    (10,338)     (62,395)     (176,558)     (141,786)      (59,048)     (27,070)
    912,968      582,915      12,630       21,362        52,449       310,825       134,593      205,283
  3,779,881    3,196,966     901,841      880,479     1,783,349     1,472,524     1,117,763      912,480
 $4,692,849   $3,779,881    $914,471     $901,841    $1,835,798    $1,783,349    $1,252,356   $1,117,763

     32,961       49,024      11,496       10,444         8,640         8,735         4,500       14,485
    (35,230)     (60,843)    (12,388)     (16,151)      (14,029)      (14,140)       (5,687)     (15,046)

     (2,269)     (11,819)       (892)      (5,707)       (5,389)       (5,405)       (1,187)        (561)

--------------------------
   INVESCO OPPENHEIMER
    V.I. TOTAL RETURN
      BOND FUND --
     SERIES I SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


    $33,196      $27,921
     11,586       (4,845)
     80,830       73,052
         --           --
    125,612       96,128

     62,199       44,385
        245          111
    (46,741)     (48,844)
    (23,588)     (38,601)
      1,264        1,322
    (74,663)     (69,730)
     63,045      301,142
    (18,239)     189,785
    107,373      285,913
  1,437,678    1,151,765
 $1,545,051   $1,437,678

      5,805       10,186
     (6,475)      (5,192)

       (670)       4,994

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1


                                          AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                                         -----------------------------------------------------------------------------

                                                  INVESCO                INVESCO V.I.                 INVESCO
                                               V.I. AMERICAN               AMERICAN                    V.I.
                                             FRANCHISE FUND --         FRANCHISE FUND --         COMSTOCK FUND --
                                              SERIES I SHARES          SERIES II SHARES          SERIES II SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $ (5,127)     $(4,880)      $(625)       $(576)      $20,853      $19,523
Net realized gain (loss) on investments       78,349       27,585      11,642       15,394       (21,590)      23,397
Change in unrealized appreciation
(depreciation) on investments                271,311      136,419      91,653       37,074       (70,505)      76,118
Capital gain distributions                    88,722      139,479      27,771       43,317        29,305      171,773
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   433,255      298,603     130,441       95,209       (41,937)     290,811

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  27,199       26,160       3,006       10,736        21,104       33,995
Loan interest                                    (92)         (61)       (178)        (192)          (61)        (251)
Death benefits                               (82,178)     (10,610)         --           --            --      (58,237)
Surrenders                                   (53,925)     (52,975)    (25,598)     (40,004)     (114,329)      (9,954)
Loans                                         (1,397)         (26)     (1,171)         352          (101)          34
Cost of insurance and administrative
expenses                                     (36,040)     (34,290)     (9,979)      (8,744)      (27,754)     (33,333)
Transfers between subaccounts
(including fixed account), net               (31,952)        (149)        216         (421)      (39,794)         736
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (178,385)     (71,951)    (33,704)     (38,273)     (160,935)     (67,010)
INCREASE (DECREASE) IN NET ASSETS            254,870      226,652      96,737       56,936      (202,872)     223,801
Net assets at beginning of year            1,089,746      863,094     331,094      274,158     1,434,858    1,211,057
Net assets at end of year                 $1,344,616   $1,089,746    $427,831     $331,094    $1,231,986   $1,434,858

CHANGE IN UNITS (NOTE 5):
Units purchased                                1,057        1,492         121          406         2,038        6,083
Units redeemed                                (6,411)      (4,783)       (952)      (1,600)       (7,507)      (8,272)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                        (5,354)      (3,291)       (831)      (1,194)       (5,469)      (2,189)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                                                   AMERICAN CENTURY
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)   VARIABLE PORTFOLIOS II, INC.
------------------------------------------------------------------------------------------------------------
                                    INVESCO                   INVESCO
         INVESCO                     V.I.                   V.I. VALUE                    VP
        V.I. CORE                INTERNATIONAL             OPPORTUNITIES               INFLATION
     EQUITY FUND --             GROWTH FUND --                FUND --                 PROTECTION
     SERIES I SHARES           SERIES II SHARES          SERIES II SHARES          FUND -- CLASS II
------------------------------------------------------------------------------------------------------------
 YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED
DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,   DECEMBER 31,
    2020          2019         2020         2019         2020         2019         2020           2019
------------------------------------------------------------------------------------------------------------


     $9,854        $5,681     $14,381       $7,350        $(352)       $(837)      $6,625        $11,060
      1,254         5,307       5,225       12,366      (18,047)      (7,644)       4,706         (6,987)
   (107,081)      111,377      67,120      104,459       25,608       34,756       35,291         37,731
    232,462       109,949      17,802       46,141       21,204      105,615           --             --
    136,489       232,314     104,528      170,316       28,413      131,890       46,622         41,804

     21,190        22,355      14,765       17,250        5,707       22,440        2,175          2,175
        (95)          (77)       (353)        (326)        (126)        (173)          --             --
    (16,180)       (4,509)         --      (18,273)          --      (15,579)          --         (7,648)
       (177)      (22,867)    (47,530)      (2,865)      (3,414)     (25,103)          --        (11,567)
        160        (1,977)        782          746       (1,394)          36           --             --
    (22,951)      (22,829)    (15,418)     (15,287)      (9,159)     (10,306)      (8,116)        (7,737)
    (34,291)          405      16,880        2,518        3,665          171        3,570        (15,636)
    (52,344)      (29,499)    (30,874)     (16,237)      (4,721)     (28,514)      (2,371)       (40,413)
     84,145       202,815      73,654      154,079       23,692      103,376       44,251          1,391
  1,028,964       826,149     770,619      616,540      549,687      446,311      485,026        483,635
 $1,113,109    $1,028,964    $844,273     $770,619     $573,379     $549,687     $529,277       $485,026

      3,457         1,671       3,740        3,750        1,711        2,387        8,089         14,509
     (5,349)       (3,011)     (4,811)      (4,391)      (1,882)      (3,507)      (8,268)       (17,065)
     (1,892)       (1,340)     (1,071)        (641)        (171)      (1,120)        (179)        (2,556)

       BNY MELLON
-------------------------
       BNY MELLON
       SUSTAINABLE
       U.S. EQUITY
   PORTFOLIO, INC. --
     INITIAL SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


      $757       $1,127
     1,102          (92)
    24,390       30,808
     1,512        3,840
    27,761       35,683

     4,558        4,602
       (42)         (45)
    (9,303)          --
    (1,736)     (15,668)
     1,029          440
    (5,276)      (5,275)
     1,506          (79)
    (9,264)     (16,025)
    18,497       19,658
   134,193      114,535
  $152,690     $134,193

       673          785
    (1,230)      (1,784)
      (557)        (999)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1


                                                             BLACKROCK VARIABLE SERIES FUNDS, INC.
                                         -----------------------------------------------------------------------------

                                                 BLACKROCK                 BLACKROCK                 BLACKROCK
                                                 ADVANTAGE                   BASIC                    GLOBAL
                                             U.S. TOTAL MARKET               VALUE                  ALLOCATION
                                               V.I. FUND --              V.I. FUND --              V.I. FUND --
                                             CLASS III SHARES          CLASS III SHARES          CLASS III SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $2,196       $3,098       $3,245       $3,841       $8,272       $7,720
Net realized gain (loss) on investments      (2,180)      (6,400)      (2,842)      (3,169)       6,152       (1,474)
Change in unrealized appreciation
(depreciation) on investments                13,766       26,005         (352)      27,866       92,605       88,845
Capital gain distributions                   17,309       18,720        4,942       17,908       50,721       30,522
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   31,091       41,423        4,993       46,446      157,750      125,613

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  3,889        3,337        2,564        2,575       10,566       10,495
Loan interest                                   (35)        (162)        (156)        (161)          --          (11)
Death benefits                                   --           --           --           --           --      (36,379)
Surrenders                                   (1,110)     (28,959)      (5,020)     (31,402)          --      (26,160)
Loans                                        (2,365)         356          652          614           --        6,287
Cost of insurance and administrative
expenses                                     (4,553)      (4,581)      (4,627)      (5,165)     (17,521)     (16,799)
Transfers between subaccounts
(including fixed account), net                   15           30           (5)        (207)     (27,545)     (28,270)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                         (4,159)     (29,979)      (6,592)     (33,746)     (34,500)     (90,837)
INCREASE (DECREASE) IN NET ASSETS            26,932       11,444       (1,599)      12,700      123,250       34,776
Net assets at beginning of year             167,190      155,746      220,814      208,114      785,002      750,226
Net assets at end of year                  $194,122     $167,190     $219,215     $220,814     $908,252     $785,002

CHANGE IN UNITS (NOTE 5):
Units purchased                                 199          458          170          264        2,469        7,064
Units redeemed                                 (341)      (1,386)        (430)      (1,501)      (3,768)     (10,844)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                         (142)        (928)        (260)      (1,237)      (1,299)      (3,780)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

BLACKROCK VARIABLE SERIES
 FUNDS, INC. (CONTINUED)        COLUMBIA FUNDS VARIABLE SERIES TRUST II       EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------
        BLACKROCK                                           COLUMBIA
        LARGE CAP                                           VARIABLE
          FOCUS                 CTIVP/SM/ --              PORTFOLIO --
         GROWTH                 LOOMIS SAYLES               OVERSEAS
      V.I. FUND --             GROWTH FUND --             CORE FUND --            VT FLOATING-RATE
    CLASS III SHARES               CLASS 1                   CLASS 2                 INCOME FUND
---------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020          2019
---------------------------------------------------------------------------------------------------------


     $(913)       $(774)      $(1,894)     $(1,600)     $6,631       $9,803      $36,547        $56,631
    20,060       14,093       127,813       16,210     (10,735)     (16,267)     (38,359)        (5,263)
   157,146       75,825       202,812      264,299      40,525       64,715        6,100         43,280
    37,213       51,314            --           --       6,676       82,450           --             --
   213,506      140,458       328,731      278,909      43,097      140,701        4,288         94,648

     5,030        4,125        10,358       10,628       6,432        5,905        5,227          4,651
        --         (221)         (538)        (373)        (64)         (67)         (93)          (398)
        --           --      (163,463)     (17,643)    (14,555)      (9,553)          --        (44,216)
   (75,353)     (63,914)      (19,965)          --     (16,623)     (19,218)          --        (58,089)
       199           --       (30,604)      (4,458)    (12,478)          --          199             --
    (9,967)      (9,094)      (17,845)     (16,938)    (17,539)     (18,370)     (18,304)       (20,021)
     8,011      (18,401)      (14,057)      (1,005)   (133,779)     135,906     (778,641)           256
   (72,080)     (87,505)     (236,114)     (29,789)   (188,606)      94,603     (791,612)      (117,817)
   141,426       52,953        92,617      249,120    (145,509)     235,304     (787,324)       (23,169)
   510,177      457,224     1,144,777      895,657     755,912      520,608    1,444,260      1,467,429
  $651,603     $510,177    $1,237,394   $1,144,777    $610,403     $755,912     $656,936     $1,444,260

     1,073          951           638          842      34,242       27,889        5,322         10,334
    (2,488)      (3,269)      (12,025)      (2,705)    (49,137)     (19,759)     (53,962)       (16,982)
    (1,415)      (2,318)      (11,387)      (1,863)    (14,895)       8,130      (48,640)        (6,648)

    FEDERATED HERMES
    INSURANCE SERIES
-------------------------


        FEDERATED
   HERMES HIGH INCOME
     BOND FUND II --
     PRIMARY SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


   $28,636      $29,468
   (18,412)      (7,855)
     3,197       47,483
        --           --
    13,421       69,096

    10,949       13,802
    (2,543)      (3,845)
   (10,076)          --
   (34,018)     (33,642)
       168       (1,600)
   (25,075)     (25,798)
     5,138        4,318
   (55,457)     (46,765)
   (42,036)      22,331
   551,180      528,849
  $509,144     $551,180

     1,616        2,236
    (3,039)      (3,370)
    (1,423)      (1,134)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                         FEDERATED HERMES INSURANCE SERIES (CONTINUED)
                                         -----------------------------------------------------------------------------
                                                 FEDERATED                 FEDERATED                 FEDERATED
                                            HERMES HIGH INCOME          HERMES KAUFMANN      HERMES MANAGED VOLATILITY
                                              BOND FUND II --             FUND II --                FUND II --
                                              SERVICE SHARES            SERVICE SHARES            PRIMARY SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $45,378      $50,336       $(3,049)     $(2,660)    $12,674       $8,603
Net realized gain (loss) on investments      (9,105)     (15,995)       20,031       30,160       7,124        3,104
Change in unrealized appreciation
(depreciation) on investments                 7,247       78,354       215,215      197,699     (31,637)     124,963
Capital gain distributions                       --           --       135,857      115,723          --           --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   43,520      112,695       368,054      340,922     (11,839)     136,670

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                 15,488       15,296         9,896        9,615      31,054       37,988
Loan interest                                   (79)          --          (859)         337      (5,978)      (7,992)
Death benefits                               (6,584)     (54,034)           --      (47,381)    (96,922)      (2,834)
Surrenders                                  (18,462)     (21,282)           --      (30,742)    (44,972)     (28,063)
Loans                                         4,123       (4,370)        6,281           --       3,008        7,240
Cost of insurance and administrative
expenses                                    (25,584)     (25,933)      (34,829)     (30,349)    (30,394)     (33,298)
Transfers between subaccounts
(including fixed account), net               (2,511)      (2,562)       14,646         (942)    (37,218)        (950)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (33,609)     (92,885)       (4,865)     (99,462)   (181,422)     (27,909)
INCREASE (DECREASE) IN NET ASSETS             9,911       19,810       363,189      241,460    (193,261)     108,761
Net assets at beginning of year             864,010      844,200     1,302,209    1,060,749     844,386      735,625
Net assets at end of year                  $873,921     $864,010    $1,665,398   $1,302,209    $651,125     $844,386

CHANGE IN UNITS (NOTE 5):
Units purchased                               9,264        7,318         1,576        1,368       1,857        2,341
Units redeemed                              (10,323)     (10,235)       (1,642)      (3,196)     (7,306)      (3,244)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (1,059)      (2,917)          (66)      (1,828)     (5,449)        (903)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
           VIP                       VIP                       VIP                       VIP                       VIP
    ASSET MANAGER/SM/         ASSET MANAGER/SM/             BALANCED                CONTRAFUND(R)             CONTRAFUND(R)
      PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
      INITIAL CLASS            SERVICE CLASS 2           SERVICE CLASS 2            INITIAL CLASS            SERVICE CLASS 2
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


    $21,751      $34,951        $940       $1,241       $6,997       $8,607     $(125,763)    $(78,313)    $(18,884)     $(7,862)
     50,315      (14,287)       (297)      (1,203)      12,501       16,462       486,723      218,305      390,262       56,719
    483,433      490,366      11,648       11,000      100,898       76,127     3,966,490    2,008,465    1,323,671      771,852
     59,109      188,631       1,425        3,492        9,585       29,267        85,440    1,647,802       33,374      639,290
    614,608      699,661      13,716       14,530      129,981      130,463     4,412,890    3,796,259    1,728,423    1,459,999

     93,176       94,255       7,351        6,168        8,514       12,886       280,364      275,541      115,125      120,962
        129           66          11           --          (43)         (91)       18,417       34,381       (1,918)      (2,092)
   (264,301)     (42,832)         --      (12,110)      (1,886)     (28,096)     (253,518)    (324,234)     (85,902)    (155,320)
    (30,188)    (228,507)         --           --      (46,570)     (21,296)     (306,296)    (515,588)    (152,803)    (218,015)
     28,961       19,387      (3,510)          --        5,695          932        14,532      (62,120)      97,390       (5,398)
   (161,753)    (166,714)     (3,971)      (3,540)     (17,907)     (21,819)     (610,929)    (577,426)    (163,930)    (152,993)
    (10,234)     (25,232)         (3)      22,915       (1,168)      22,163        (8,251)     (45,330)       5,552      (67,193)
   (344,210)    (349,577)       (122)      13,433      (53,365)     (35,321)     (865,681)  (1,214,776)    (186,486)    (480,049)
    270,398      350,084      13,594       27,963       76,616       95,142     3,547,209    2,581,483    1,541,937      979,950
  4,609,615    4,259,531     103,208       75,245      652,675      557,533    15,672,654   13,091,171    5,871,191    4,891,241
 $4,880,013   $4,609,615    $116,802     $103,208     $729,291     $652,675   $19,219,863  $15,672,654   $7,413,128   $5,871,191

      4,378        3,387         351        2,595        2,108        7,068         7,476        9,570       41,153       33,942
     (9,569)      (9,010)       (384)      (1,851)      (4,177)      (8,483)      (14,657)     (22,292)     (44,859)     (47,256)
     (5,191)      (5,623)        (33)         744       (2,069)      (1,415)       (7,181)     (12,722)      (3,706)     (13,314)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         -----------------------------------------------------------------------------
                                                    VIP
                                              DYNAMIC CAPITAL                 VIP                       VIP
                                               APPRECIATION              EQUITY-INCOME             EQUITY-INCOME
                                               PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
                                              SERVICE CLASS 2            INITIAL CLASS            SERVICE CLASS 2
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $(1,392)       $(204)      $76,090     $105,760      $26,295      $33,111
Net realized gain (loss) on investments      50,613       (2,909)      (40,049)      41,810         (241)      21,357
Change in unrealized appreciation
(depreciation) on investments                12,291       18,975       (32,787)   1,565,257       (5,180)     318,295
Capital gain distributions                    2,861       30,924       443,929      663,467       95,282      145,727
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   64,373       46,786       447,183    2,376,294      116,156      518,490

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  1,022        1,748       219,240      238,361       45,102       47,063
Loan interest                                   (74)        (291)       (7,641)     (14,885)         (84)        (151)
Death benefits                                   --           --      (392,443)    (299,156)     (55,589)     (68,849)
Surrenders                                  (58,003)      (2,445)     (537,254)    (309,523)    (141,008)    (123,935)
Loans                                        82,051       (1,132)        3,404      (10,877)      (1,457)       1,228
Cost of insurance and administrative
expenses                                     (3,783)      (4,492)     (421,672)    (447,327)     (65,640)     (77,500)
Transfers between subaccounts
(including fixed account), net              (14,826)      (3,656)      (14,553)    (174,902)         546        2,294
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                          6,387      (10,268)   (1,150,919)  (1,018,309)    (218,130)    (219,850)
INCREASE (DECREASE) IN NET ASSETS            70,760       36,518      (703,736)   1,357,985     (101,974)     298,640
Net assets at beginning of year             200,570      164,052    10,771,507    9,413,522    2,310,148    2,011,508
Net assets at end of year                  $271,330     $200,570   $10,067,771  $10,771,507   $2,208,174   $2,310,148

CHANGE IN UNITS (NOTE 5):
Units purchased                              27,965        8,458         5,360        5,644        3,512        9,944
Units redeemed                              (27,752)      (8,723)      (16,315)     (14,598)     (11,122)     (17,847)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                          213         (265)      (10,955)      (8,954)      (7,610)      (7,903)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                                                VIP
           VIP                        VIP                     GROWTH                      VIP
     GROWTH & INCOME            GROWTH & INCOME            OPPORTUNITIES                GROWTH
      PORTFOLIO --               PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
      INITIAL CLASS             SERVICE CLASS 2            INITIAL CLASS             INITIAL CLASS
---------------------------------------------------------------------------------------------------------
 YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020          2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------


    $18,881       $42,477      $18,705      $41,810     $(13,081)     $(8,305)   $(134,025)    $(94,618)
     15,080        26,594        6,995       27,438      234,079      117,157    1,051,281      559,937
    (14,973)      183,914      (14,016)     146,283      530,643      171,236    3,172,745    2,570,376
     75,568       129,897       63,084      117,478       85,465       92,669    1,543,677      847,301
     94,556       382,882       74,768      333,009      837,106      372,757    5,633,678    3,882,996

     73,802        69,267       29,792       31,079       22,833       18,851      260,350      279,974
       (267)         (707)         (42)         (83)        (639)      (2,652)     (16,041)     (12,699)
    (11,937)      (37,995)     (26,412)    (202,160)     (40,666)          --     (786,106)    (169,331)
    (91,829)      (51,482)     (57,331)     (21,148)     (40,077)     (18,703)    (512,415)    (600,209)
      4,516         2,612      (22,738)      (1,467)         979        1,655      143,515      (40,277)
   (106,444)     (106,168)     (32,499)     (33,525)     (45,291)     (38,071)    (465,693)    (485,559)
     (7,777)       32,437      (34,427)      (4,041)      77,125      (43,415)    (733,332)      12,622
   (139,936)      (92,036)    (143,657)    (231,345)     (25,736)     (82,335)  (2,109,722)  (1,015,479)
    (45,380)      290,846      (68,889)     101,664      811,370      290,422    3,523,956    2,867,517
  1,629,450     1,338,604    1,323,371    1,221,707    1,232,642      942,220   14,977,065   12,109,548
 $1,584,070    $1,629,450   $1,254,482   $1,323,371   $2,044,012   $1,232,642  $18,501,021  $14,977,065

      6,382         8,637        3,103        1,555       15,037       19,011        6,424        7,949
     (9,809)      (10,939)      (8,206)     (10,373)     (15,025)     (20,838)     (19,047)     (14,892)
     (3,427)       (2,302)      (5,103)      (8,818)          12       (1,827)     (12,623)      (6,943)

--------------------------

           VIP
         GROWTH
      PORTFOLIO --
     SERVICE CLASS 2
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


   $(12,709)    $(15,451)
    238,965       96,050
    328,223      655,210
    368,517      205,258
    922,996      941,067

     47,332       77,913
     (1,556)      (1,119)
    (69,557)     (23,855)
    (23,008)     (86,976)
     (2,490)       2,388
    (89,259)     (87,718)
   (978,135)     (48,774)
 (1,116,673)    (168,141)
   (193,677)     772,926
  3,666,562    2,893,636
 $3,472,885   $3,666,562

      3,410        7,836
    (55,122)     (14,735)
    (51,712)      (6,899)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                         -----------------------------------------------------------------------------
                                                    VIP                       VIP                       VIP
                                                  MID CAP                  OVERSEAS              VALUE STRATEGIES
                                               PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
                                              SERVICE CLASS 2            INITIAL CLASS            SERVICE CLASS 2
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $(5,906)      $7,425     $(13,229)     $22,597      $3,403       $4,997
Net realized gain (loss) on investments      (57,536)    (115,107)      83,997       48,753     (18,485)     (15,773)
Change in unrealized appreciation
(depreciation) on investments                826,344      527,786      296,608      477,270      26,301       85,216
Capital gain distributions                        --      541,183       12,935       98,781      20,644       33,907
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   762,902      961,287      380,311      647,401      31,863      108,347

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                 117,830      116,417       93,839       85,454      14,096       12,515
Loan interest                                 (3,798)        (977)         798        1,486           8         (298)
Death benefits                              (207,307)    (147,243)     (91,214)     (73,198)         --       (9,372)
Surrenders                                  (232,039)    (192,753)     (51,231)     (79,530)    (27,410)          --
Loans                                         59,757           (7)      91,182       20,330         494       (5,308)
Cost of insurance and administrative
expenses                                    (147,462)    (160,297)    (121,990)    (118,721)     (5,189)      (5,197)
Transfers between subaccounts
(including fixed account), net                 5,359      (50,934)    (114,581)      48,060      18,528       (1,587)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (407,660)    (435,794)    (193,197)    (116,119)        527       (9,247)
INCREASE (DECREASE) IN NET ASSETS            355,242      525,493      187,114      531,282      32,390       99,100
Net assets at beginning of year            4,937,503    4,412,010    3,010,471    2,479,189     420,909      321,809
Net assets at end of year                 $5,292,745   $4,937,503   $3,197,585   $3,010,471    $453,299     $420,909

CHANGE IN UNITS (NOTE 5):
Units purchased                               22,602       25,948       12,678       11,665       7,120       18,222
Units redeemed                               (30,862)     (35,360)     (17,857)     (14,692)     (7,125)     (18,484)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                        (8,260)      (9,412)      (5,179)      (3,027)         (5)        (262)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------
        FRANKLIN                   FRANKLIN                  TEMPLETON                 TEMPLETON
         INCOME                  MUTUAL SHARES                FOREIGN                 GLOBAL BOND
       VIP FUND --                VIP FUND --               VIP FUND --               VIP FUND --
     CLASS 2 SHARES             CLASS 2 SHARES            CLASS 1 SHARES            CLASS 1 SHARES
---------------------------------------------------------------------------------------------------------
 YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020          2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------


    $75,558       $73,614     $10,535       $7,391      $15,548       $6,774       $79,664      $74,350
    (32,752)        4,002     (35,537)      (7,507)     (51,897)     (21,586)      (37,367)     (12,950)
    (53,564)      110,953     (12,474)      50,439       20,889       82,292      (109,029)     (48,165)
      1,078        22,472      15,251       42,193           --        6,403            --           --
     (9,680)      211,041     (22,225)      92,516      (15,460)      73,883       (66,732)      13,235

      9,506        10,262       2,793        2,809       20,252       26,423        48,949       33,483
        (11)          272          (4)         (11)        (726)        (770)          (20)        (488)
   (116,669)      (93,544)         --      (77,328)      (7,966)      (4,407)       (8,523)    (124,579)
         --       (16,685)     (5,101)      (6,087)      (5,107)     (10,423)       (9,495)      (3,770)
      4,000         5,004          --           --        3,247       (6,080)       (1,602)         495
    (24,817)      (27,211)     (6,262)      (7,107)     (26,398)     (35,267)      (51,685)     (53,779)
     (4,649)      (38,928)      2,401         (703)     (26,549)     (31,751)       50,052       21,154
   (132,640)     (160,830)     (6,173)     (88,427)     (43,247)     (62,275)       27,676     (127,484)
   (142,320)       50,211     (28,398)       4,089      (58,707)      11,608       (39,056)    (114,249)
  1,428,205     1,377,994     453,719      449,630      645,643      634,035     1,095,980    1,210,229
 $1,285,885    $1,428,205    $425,321     $453,719     $586,936     $645,643    $1,056,924   $1,095,980

     10,792        18,463       8,765        3,970       24,068       20,986        13,411       10,642
    (17,062)      (25,507)     (9,038)      (8,621)     (27,287)     (25,063)      (11,958)     (16,983)
     (6,270)       (7,044)       (273)      (4,651)      (3,219)      (4,077)        1,453       (6,341)

--------------------------
        TEMPLETON
         GROWTH
       VIP FUND --
     CLASS 2 SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


    $4,886       $4,694
   (12,669)     (16,383)
    17,687        7,554
        --       33,288
     9,904       29,153

     1,312        1,384
        (4)          43
        --      (65,965)
    (6,902)     (14,572)
        --           16
    (3,548)      (3,895)
    (4,171)       3,728
   (13,313)     (79,261)
    (3,409)     (50,108)
   189,341      239,449
  $185,932     $189,341

     2,564        2,563
    (3,460)      (8,014)
      (896)      (5,451)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                             GOLDMAN SACHS VARIABLE INSURANCE TRUST
                          -----------------------------------------------------------------------------

                                GOLDMAN SACHS             GOLDMAN SACHS             GOLDMAN SACHS
                              GOVERNMENT MONEY              LARGE CAP                  MID CAP
                               MARKET FUND --             VALUE FUND --             VALUE FUND --
                               SERVICE SHARES         INSTITUTIONAL SHARES      INSTITUTIONAL SHARES
                          ------------------------- ------------------------- -------------------------
                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                          DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                              2020         2019         2020         2019         2020         2019
-------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS

FROM OPERATIONS:
Net investment income
(expense)                    $(37,990)    $110,017      $3,734       $5,532       $(8,206)     $(4,849)
Net realized gain (loss)
on investments                     --           --     (63,174)     (21,572)      (81,778)     (22,189)
Change in unrealized
appreciation
(depreciation)
on investments                     --           --      34,396      176,908       277,854      842,383
Capital gain
distributions                      --           --      13,769       31,730        53,753      133,159
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS                    (37,990)     110,017     (11,275)     192,598       241,623      948,504

FROM CAPITAL
TRANSACTIONS (NOTE 4):
Net premiums                  700,711      675,887      20,401       25,413        70,869       76,262
Loan interest                  (5,678)      (1,902)       (183)        (975)       (6,050)      (9,822)
Death benefits                (87,356)  (1,163,017)    (21,179)     (31,585)      (58,003)    (111,969)
Surrenders                 (2,644,022)    (360,615)    (54,739)      (6,066)     (179,513)    (237,492)
Loans                          90,650       51,648       4,102          416         2,446       (5,270)
Cost of insurance and
administrative expenses      (746,901)    (759,759)    (24,492)     (35,584)     (120,113)    (157,500)
Transfers between
subaccounts (including
fixed account), net         3,050,200      330,207     (27,805)      (1,095)       79,006       48,376
INCREASE (DECREASE) IN
NET ASSETS FROM CAPITAL
TRANSACTIONS                  357,604   (1,227,551)   (103,895)     (49,476)     (211,358)    (397,415)
INCREASE (DECREASE) IN
NET ASSETS                    319,614   (1,117,534)   (115,170)     143,122        30,265      551,089
Net assets at beginning
of year                     8,973,112   10,090,646     936,807      793,685     3,782,072    3,230,983
Net assets at end of year  $9,292,726   $8,973,112    $821,637     $936,807    $3,812,337   $3,782,072

CHANGE IN UNITS (NOTE 5):
Units purchased               985,187      257,192      16,492       17,077        13,299       16,366
Units redeemed               (949,626)    (384,359)    (22,625)     (19,606)      (18,140)     (25,204)
NET INCREASE (DECREASE)
IN UNITS FROM CAPITAL
TRANSACTIONS WITH
CONTRACT OWNERS                35,561     (127,167)     (6,133)      (2,529)       (4,841)      (8,838)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                        JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------
          JANUS                      JANUS                     JANUS                      JANUS
        HENDERSON                  HENDERSON                 HENDERSON                  HENDERSON
        BALANCED                   BALANCED                  ENTERPRISE                ENTERPRISE
      PORTFOLIO --               PORTFOLIO --               PORTFOLIO --              PORTFOLIO --
  INSTITUTIONAL SHARES          SERVICE SHARES          INSTITUTIONAL SHARES         SERVICE SHARES
----------------------------------------------------------------------------------------------------------
 YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020          2019         2020         2019         2020          2019         2020         2019
----------------------------------------------------------------------------------------------------------


   $102,198       $62,914      $48,107      $38,887  $    (65,423) $   (57,312) $    (4,842) $    (4,695)
    311,447       289,036      213,099      157,311       310,617      405,635       36,870       20,432
    443,963       807,976       52,679      373,434       777,521    1,698,912       90,570      238,440
     69,874       189,552       28,180       87,097       645,390      526,266       88,644       70,864
    927,482     1,349,478      342,065      656,729     1,668,105    2,573,501      211,242      325,041

    147,694       173,484       91,407      104,357       222,737      222,872       23,445       26,239
    (11,228)      (17,183)        (434)        (653)       (6,269)      (5,612)        (136)        (847)
   (113,872)     (127,836)     (32,982)    (286,422)     (126,020)     (43,872)          --       (4,259)
   (447,931)     (259,207)    (171,274)     (52,137)     (146,847)    (291,950)     (57,513)      (7,585)
      4,662       (19,517)     (50,441)         470        (2,111)      (1,930)     (16,604)        (270)
   (234,169)     (264,139)    (107,480)    (112,111)     (331,875)    (347,934)     (37,688)     (38,728)
    158,663      (361,934)    (300,734)        (983)      (84,332)     (68,073)      (3,493)         419
   (496,181)     (876,332)    (571,938)    (347,479)     (474,717)    (536,499)     (91,989)     (25,031)
    431,301       473,146     (229,873)     309,250     1,193,388    2,037,002      119,253      300,010
  7,115,960     6,642,814    3,565,777    3,256,527     9,691,297    7,654,295    1,247,876      947,866
 $7,547,261    $7,115,960   $3,335,904   $3,565,777   $10,884,685   $9,691,297   $1,367,129   $1,247,876

     10,719         9,293       17,863       16,295         3,794        5,078        1,411        1,854
    (17,038)      (21,221)     (37,516)     (27,155)       (8,158)     (10,287)      (4,979)      (2,994)
     (6,319)      (11,928)     (19,653)     (10,860)       (4,364)      (5,209)      (3,568)      (1,140)

--------------------------
          JANUS
        HENDERSON
      FLEXIBLE BOND
      PORTFOLIO --
  INSTITUTIONAL SHARES
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


    $36,124      $40,834
     12,958       (7,154)
    119,608      108,187
         --           --
    168,690      141,867

     41,368       38,986
     (2,139)         (20)
    (39,346)          --
    (52,099)      (1,899)
        587          135
    (60,859)     (59,029)
     29,202      (59,026)
    (83,286)     (80,853)
     85,404       61,014
  1,815,632    1,754,618
 $1,901,036   $1,815,632

      6,043        7,782
     (8,710)     (10,443)
     (2,667)      (2,661)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                                JANUS ASPEN SERIES (CONTINUED)
                                         -----------------------------------------------------------------------------

                                                   JANUS                     JANUS                     JANUS
                                                 HENDERSON                 HENDERSON                 HENDERSON
                                                   FORTY                     FORTY                GLOBAL RESEARCH
                                               PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
                                           INSTITUTIONAL SHARES         SERVICE SHARES         INSTITUTIONAL SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)            $ (13,750)    $(41,016)      $3,856      $(5,345)        $(12)      $8,285
Net realized gain (loss) on investments      202,581       93,625      151,467        8,518      206,034      260,960
Change in unrealized appreciation
(depreciation) on investments              1,428,635    1,102,529      303,317      323,136      433,191      647,813
Capital gain distributions                   410,181      418,352      123,888      130,196      264,230      295,630
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                 2,027,647    1,573,490      582,528      456,505      903,443    1,212,688

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                 125,565      122,856       26,325       30,754      200,670      208,022
Loan interest                                 (3,134)      (5,187)        (143)        (188)      (3,040)      (6,185)
Death benefits                               (54,527)     (82,748)          --     (111,485)     (80,969)    (129,085)
Surrenders                                   (91,755)     (47,440)     (48,604)     (79,179)    (203,730)    (188,820)
Loans                                          3,528          918        6,040       (7,313)      29,154       (7,396)
Cost of insurance and administrative
expenses                                    (247,845)    (248,480)     (46,953)     (43,086)    (244,483)    (252,548)
Transfers between subaccounts
(including fixed account), net               (28,844)    (146,838)    (218,516)      (2,500)      25,802      (37,414)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (297,012)    (406,919)    (281,851)    (212,997)    (276,596)    (413,426)
INCREASE (DECREASE) IN NET ASSETS          1,730,635    1,166,571      300,677      243,508      626,847      799,262
Net assets at beginning of year            5,716,015    4,549,444    1,563,899    1,320,391    5,311,551    4,512,289
Net assets at end of year                 $7,446,650   $5,716,015   $1,864,576   $1,563,899   $5,938,398   $5,311,551

CHANGE IN UNITS (NOTE 5):
Units purchased                                8,247        7,191        7,436        1,136        9,264        7,328
Units redeemed                               (11,289)     (11,789)     (12,767)      (6,572)     (15,071)     (16,123)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                        (3,042)      (4,598)      (5,331)      (5,436)      (5,807)      (8,795)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                 JANUS ASPEN SERIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                    JANUS
          JANUS                   HENDERSON                   JANUS                     JANUS                     JANUS
        HENDERSON             GLOBAL TECHNOLOGY             HENDERSON                 HENDERSON                 HENDERSON
     GLOBAL RESEARCH           AND INNOVATION               OVERSEAS                  OVERSEAS                  RESEARCH
      PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
     SERVICE SHARES            SERVICE SHARES         INSTITUTIONAL SHARES         SERVICE SHARES         INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


      $950       $1,990      $(12,435)     $(4,624)     $12,181      $26,822      $1,293       $2,903      $(24,487)    $(25,679)
    23,230       16,431       188,099       31,279      (26,531)     (82,108)        322       (3,687)      267,677      208,445
    46,319       76,735       348,658      299,737      466,495      691,419      21,456       39,353     1,199,170      937,137
    29,393       31,767       137,106       78,986           --           --          --           --       546,582      617,676
    99,892      126,923       661,428      405,378      452,145      636,133      23,071       38,569     1,988,942    1,737,579

    18,389       18,623        13,329       10,968      124,358      168,253          --           --       174,988      196,778
      (125)        (117)        1,656       (1,883)        (327)         234         (76)        (280)       (5,406)      (4,959)
        --       (3,011)           --       (1,542)     (45,262)     (67,423)         --      (26,827)     (138,523)     (79,956)
   (37,382)     (15,976)     (210,309)          --      (88,217)     (68,547)       (372)     (43,899)     (248,224)    (332,664)
    (1,385)       1,162           203          788       25,419        2,570          --           --         9,415       18,408
   (17,879)     (22,261)      (35,189)     (29,826)    (128,545)    (147,608)     (4,258)      (4,661)     (258,235)    (269,552)
   (11,790)          87       157,141       23,068       62,972      (22,893)         (5)         748        58,831      (15,711)
   (50,172)     (21,493)      (73,169)       1,573      (49,602)    (135,414)     (4,711)     (74,919)     (407,154)    (487,656)
    49,720      105,430       588,259      406,951      402,543      500,719      18,360      (36,350)    1,581,788    1,249,923
   562,352      456,922     1,328,197      921,246    3,069,421    2,568,702     155,196      191,546     6,499,486    5,249,563
  $612,072     $562,352    $1,916,456   $1,328,197   $3,471,964   $3,069,421    $173,556     $155,196    $8,081,274   $6,499,486

     1,404        1,881        20,364        4,423       14,646       16,451         379           17         7,605        6,886
    (4,843)      (3,521)      (22,703)      (4,302)     (15,857)     (20,195)       (672)      (4,342)      (12,767)     (14,540)
    (3,439)      (1,640)       (2,339)         121       (1,211)      (3,744)       (293)      (4,325)       (5,162)      (7,654)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                             JANUS ASPEN SERIES
                                 (CONTINUED)             LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                          ------------------------- ---------------------------------------------------
                                    JANUS                  CLEARBRIDGE               CLEARBRIDGE
                                  HENDERSON            VARIABLE AGGRESSIVE        VARIABLE DIVIDEND
                            RESEARCH PORTFOLIO --      GROWTH PORTFOLIO --      STRATEGY PORTFOLIO --
                               SERVICE SHARES               CLASS II                   CLASS I
                          ------------------------- ------------------------- -------------------------
                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                          DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                              2020         2019         2020         2019         2020         2019
-------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS

FROM OPERATIONS:
Net investment income
(expense)                      $(419)      $(426)       $1,267       $1,751       $2,704       $4,989
Net realized gain (loss)
on investments                 3,544       18,626          331       (2,470)     (15,342)      17,155
Change in unrealized
appreciation
(depreciation)
on investments                72,330       41,068       22,192       65,458        1,298       60,946
Capital gain
distributions                 29,272       36,584       31,995        6,025        5,629       57,584
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS                   104,727       95,852       55,785       70,764       (5,711)     140,674

FROM CAPITAL
TRANSACTIONS (NOTE 4):
Net premiums                   8,811        9,354        8,701        9,538       14,440        8,822
Loan interest                   (123)         (74)          18           55       (8,132)     (10,565)
Death benefits                    --      (35,931)          --           --           --      (15,201)
Surrenders                        --      (16,238)      (8,245)     (43,869)     (88,062)     (15,837)
Loans                             --          434       (1,074)         620       (1,590)      (5,584)
Cost of insurance and
administrative expenses      (10,198)     (11,788)      (6,258)      (6,697)     (17,763)     (15,586)
Transfers between
subaccounts (including
fixed account), net              (19)      (1,103)      (4,957)      (1,548)     (87,232)     432,952
INCREASE (DECREASE) IN
NET ASSETS FROM CAPITAL
TRANSACTIONS                  (1,529)     (55,346)     (11,815)     (41,901)    (188,339)     379,001
INCREASE (DECREASE) IN
NET ASSETS                   103,198       40,506       43,970       28,863     (194,050)     519,675
Net assets at beginning
of year                      328,671      288,165      335,641      306,778      893,358      373,683
Net assets at end of year   $431,869     $328,671     $379,611     $335,641     $699,308     $893,358

CHANGE IN UNITS (NOTE 5):
Units purchased                  449          634          211          592        7,050       24,014
Units redeemed                  (491)      (3,307)        (517)      (1,584)     (17,853)      (6,018)
NET INCREASE (DECREASE)
IN UNITS FROM CAPITAL
TRANSACTIONS WITH
CONTRACT OWNERS                  (42)      (2,673)        (306)        (992)     (10,803)      17,996

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1


LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
------------------------------------------------------
       CLEARBRIDGE                 CLEARBRIDGE
    VARIABLE DIVIDEND       VARIABLE LARGE CAP VALUE
  STRATEGY PORTFOLIO --           PORTFOLIO --
        CLASS II                     CLASS I
------------------------------------------------------
 YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020           2019         2020         2019
------------------------------------------------------


     $346           $358        $4,745       $8,707
      319            409       (23,204)      14,316
    2,743          9,039       (51,345)     137,408
      510          4,237        76,791       52,520
    3,918         14,043         6,987      212,951

       --             --        29,284       19,033
       --             --        (1,065)      (1,387)
       --             --       (62,867)     (43,008)
       --             --       (22,760)     (11,559)
       --             --        (7,394)      (2,044)
     (681)          (731)      (44,594)     (46,129)
       --             (1)      (16,009)    (116,878)
     (681)          (732)     (125,405)    (201,972)
    3,237         13,311      (118,418)      10,979
   59,648         46,337       885,270      874,291
  $62,885        $59,648      $766,852     $885,270

       --              4         9,518        4,800
      (31)           (38)      (17,342)     (10,563)
      (31)           (34)       (7,824)      (5,763)

                       MFS(R) VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------
         MFS(R)                    MFS(R)                    MFS(R)
     INVESTORS TRUST            NEW DISCOVERY             TOTAL RETURN
    SERIES -- SERVICE         SERIES -- SERVICE         SERIES -- SERVICE
      CLASS SHARES              CLASS SHARES              CLASS SHARES
-----------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019
-----------------------------------------------------------------------------


    $1,007       $1,554       $(4,536)     $(4,381)    $17,129      $16,704
    30,017       26,951        13,097       19,937      12,424        6,571
     5,889       65,981       322,674      127,919      27,913       99,153
    10,233       23,955       115,424      198,570      22,956       21,962
    47,146      118,441       446,659      342,045      80,422      144,390

     7,278        7,372        20,474       22,179       8,198        7,745
      (125)        (139)          586         (488)        (17)          --
        --      (78,889)      (10,300)     (12,532)         --         (618)
        --       (9,739)      (22,678)    (146,902)         --           --
    (2,664)          --           (94)         641          98       (2,495)
    (7,400)      (8,296)      (37,891)     (37,361)    (15,044)     (14,580)
  (106,558)      (6,458)       16,152       (7,840)      1,133           78
  (109,469)     (96,149)      (33,751)    (182,303)     (5,632)      (9,870)
   (62,323)      22,292       412,908      159,742      74,790      134,520
   438,369      416,077     1,039,830      880,088     858,135      723,615
  $376,046     $438,369    $1,452,738   $1,039,830    $932,925     $858,135

     4,452        2,103         5,582        6,224       9,137        5,007
    (7,479)      (5,620)       (6,735)     (11,944)     (9,368)      (5,449)
    (3,027)      (3,517)       (1,153)      (5,720)       (231)        (442)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                         MFS(R) VARIABLE INSURANCE MFS(R) VARIABLE INSURANCE      PIMCO VARIABLE
                                             TRUST (CONTINUED)             TRUST II               INSURANCE TRUST
                                         ------------------------- ------------------------- -------------------------
                                                                            MFS(R)
                                                  MFS(R)                 MASSACHUSETTS
                                                 UTILITIES          INVESTORS GROWTH STOCK           ALL ASSET
                                             SERIES -- SERVICE       PORTFOLIO -- SERVICE      PORTFOLIO -- ADVISOR
                                               CLASS SHARES              CLASS SHARES              CLASS SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $32,411      $62,788       $(525)        $597      $12,756       $7,328
Net realized gain (loss) on investments       31,438       68,801        5,130      28,989         (360)        (279)
Change in unrealized appreciation
(depreciation) on investments                (27,771)     257,125       91,179     184,803        9,222       22,356
Capital gain distributions                    45,847        5,443       86,692      68,234           --           --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    81,925      394,157      182,476     282,623       21,618       29,405

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  31,709       41,441        8,511       9,251        2,078        2,029
Loan interest                                   (150)        (358)        (364)       (212)          --           (3)
Death benefits                                (2,607)    (219,994)          --     (77,075)          --           --
Surrenders                                   (12,560)     (14,218)      (7,992)    (58,896)          --       (1,506)
Loans                                         60,085         (942)      (5,156)       (609)          --           --
Cost of insurance and administrative
expenses                                     (50,631)     (51,508)     (19,600)    (25,369)      (5,024)      (4,937)
Transfers between subaccounts
(including fixed account), net               (42,003)      (5,794)      (3,127)     (3,333)          27            5
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                         (16,157)    (251,373)     (27,728)   (156,243)      (2,919)      (4,412)
INCREASE (DECREASE) IN NET ASSETS             65,768      142,784      154,748     126,380       18,699       24,993
Net assets at beginning of year            1,834,168    1,691,384      881,317     754,937      280,370      255,377
Net assets at end of year                 $1,899,936   $1,834,168   $1,036,065    $881,317     $299,069     $280,370

CHANGE IN UNITS (NOTE 5):
Units purchased                               11,212        9,747          493         702          129          127
Units redeemed                               (11,733)     (16,261)      (2,190)     (9,840)        (275)        (372)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                          (521)      (6,514)      (1,697)     (9,138)        (146)        (245)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1


                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                INTERNATIONAL               LONG-TERM                                             TOTAL
       HIGH YIELD              BOND PORTFOLIO            U.S. GOVERNMENT            LOW DURATION                 RETURN
      PORTFOLIO --         (U.S. DOLLAR HEDGED) --        PORTFOLIO --              PORTFOLIO --              PORTFOLIO --
     ADMINISTRATIVE            ADMINISTRATIVE            ADMINISTRATIVE            ADMINISTRATIVE            ADMINISTRATIVE
      CLASS SHARES              CLASS SHARES              CLASS SHARES              CLASS SHARES              CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


    $70,036      $79,862     $10,188       $3,121       $29,598      $31,612      $5,236      $15,190      $115,886     $174,597
     (9,942)       2,464         896        2,716       102,045       33,079        (448)      (1,899)      121,161       12,349
     16,956      144,451      (2,012)       7,672       159,820      145,826      11,572        9,358       224,932      320,738
         --           --          --        1,640        17,947           --          --           --        77,685           --
     77,050      226,777       9,072       15,149       309,410      210,517      16,360       22,649       539,664      507,684

     33,982       34,764       3,335        4,009        26,561       26,449      17,784       17,872       215,751      223,105
         48         (128)         (4)          --          (324)        (775)         --          (27)         (243)        (405)
    (22,333)    (139,969)         --      (11,294)      (22,772)     (82,912)         --       (7,594)     (495,847)    (256,724)
    (95,834)     (33,508)       (744)     (34,272)      (75,809)     (50,753)    (19,865)     (16,612)     (109,445)    (155,518)
    (10,855)       3,903          19           15       109,327       (2,464)         --          310       (20,099)      (4,175)
    (48,243)     (51,033)     (4,195)      (4,749)      (46,147)     (42,348)    (27,100)     (26,014)     (301,250)    (331,757)
    (54,260)        (271)    (26,171)         394        (3,572)      (5,321)        651       10,060       296,057      (26,985)
   (197,495)    (186,242)    (27,760)     (45,897)      (12,736)    (158,124)    (28,530)     (22,005)     (415,076)    (552,459)
   (120,445)      40,535     (18,688)     (30,748)      296,674       52,393     (12,170)         644       124,588      (44,775)
  1,670,262    1,629,727     205,280      236,028     1,739,811    1,687,418     629,258      628,614     6,546,003    6,590,778
 $1,549,817   $1,670,262    $186,592     $205,280    $2,036,485   $1,739,811    $617,088     $629,258    $6,670,591   $6,546,003

      8,371       11,893         242        1,184        17,124       29,113       1,630        3,121       110,398      105,474
    (14,857)     (17,907)     (1,373)      (2,978)      (16,893)     (33,754)     (3,561)      (4,678)     (123,492)    (128,053)
     (6,486)      (6,014)     (1,131)      (1,794)          231       (4,641)     (1,931)      (1,557)      (13,094)     (22,579)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                           RYDEX VARIABLE TRUST    STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
                                         ------------------------- -------------------------------------------------
                                                                                                     PREMIER
                                                                                                      GROWTH
                                                                            INCOME                    EQUITY
                                             NASDAQ -- 100(R)           V.I.S. FUND --            V.I.S. FUND --
                                                   FUND                 CLASS 1 SHARES            CLASS 1 SHARES
                                         ------------------------- ------------------------  ------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31 DECEMBER 31, DECEMBER 31
                                             2020         2019         2020         2019         2020        2019
---------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)                $173        $(462)     $ 31,280      $(7,925)    $(16,459)   $(14,633)
Net realized gain (loss) on investments      35,521       22,223        14,281        4,807       80,492      29,195
Change in unrealized appreciation
(depreciation) on investments               103,434      114,663        48,249      129,461      608,604     540,552
Capital gain distributions                   60,836       11,400         5,672           --      354,769     353,050
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  199,964      147,824        99,482      126,343    1,027,406     908,164

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  4,689        6,812        43,026       43,889       87,229     100,843
Loan interest                                   (95)        (156)        1,231       (1,536)      (2,223)     (2,866)
Death benefits                                   --           --       (11,153)     (80,617)     (32,039)   (142,082)
Surrenders                                  (68,908)     (63,790)      (29,017)     (31,674)    (182,346)   (110,976)
Loans                                            38          192         1,732       (8,165)     (13,967)      7,013
Cost of insurance and administrative
expenses                                    (12,692)     (12,105)      (73,936)     (70,553)    (135,326)   (138,258)
Transfers between subaccounts
(including fixed account), net                8,683       (1,915)       35,350       (2,899)      89,780      22,543
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        (68,285)     (70,962)      (32,767)    (151,555)    (188,892)   (263,783)
INCREASE (DECREASE) IN NET ASSETS           131,679       76,862        66,715      (25,212)     838,514     644,381
Net assets at beginning of year             514,870      438,008     1,645,716    1,670,928    3,201,839   2,557,458
Net assets at end of year                  $646,549     $514,870    $1,712,431   $1,645,716   $4,040,353  $3,201,839

CHANGE IN UNITS (NOTE 5):
Units purchased                                 683        1,133         8,825        6,850       12,015      10,543
Units redeemed                               (2,032)      (4,327)      (10,661)     (14,922)     (16,377)    (18,442)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (1,349)      (3,194)       (1,836)      (8,072)      (4,362)     (7,899)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------

      REAL ESTATE                S&P 500(R)                SMALL-CAP                  TOTAL                    TOTAL
       SECURITIES                   INDEX                    EQUITY                   RETURN                   RETURN
     V.I.S. FUND --            V.I.S. FUND --            V.I.S. FUND --           V.I.S. FUND --           V.I.S. FUND --
     CLASS 1 SHARES            CLASS 1 SHARES            CLASS 1 SHARES           CLASS 1 SHARES           CLASS 3 SHARES
------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED    YEAR ENDED  YEAR ENDED   YEAR ENDED  YEAR ENDED   YEAR ENDED  YEAR ENDED
DECEMBER 31,  DECEMBER 31 DECEMBER 31, DECEMBER 31  DECEMBER 31, DECEMBER 31 DECEMBER 31, DECEMBER 31 DECEMBER 31, DECEMBER 31
    2020         2019         2020        2019          2020        2019         2020        2019         2020        2019
------------------------------------------------------------------------------------------------------------------------------


    $(8,144)     $28,058     $320,412     $182,962     $(13,635)   $(14,551)     $72,806     $94,718      $9,084     $11,307
   (146,048)      37,934      969,262    1,149,090     (108,246)    (54,426)     (59,162)    (75,871)    (19,897)    (38,741)
   (200,154)     627,985      791,545    3,990,988      470,606     553,292      265,543     654,788      44,533     125,009
     51,998      302,504    2,310,999    1,560,146       99,964     247,076           --          --          --          --
   (302,348)     996,481    4,392,218    6,883,186      448,689     731,391      279,187     673,635      33,720      97,575

     90,415      100,176      714,077      810,132       67,036      69,098       78,822      78,998         708         708
     (2,026)      (4,924)     (17,522)     (19,933)        (365)       (916)      (2,319)     (3,281)         (6)         (3)
    (56,884)    (100,349)    (549,829)    (558,857)     (14,779)    (90,029)     (38,720)   (101,269)         --    (224,501)
   (152,556)    (205,752)    (613,307)    (715,188)    (126,434)   (114,381)     (95,453)    (91,919)         --          --
      3,552       (4,621)     (19,468)     (59,597)       4,176         401        8,052      15,980          --          16
   (141,832)    (173,428)  (1,189,872)  (1,237,483)    (114,664)   (118,336)    (161,922)   (167,637)     (7,729)     (8,625)
    (53,868)     (53,914)    (211,471)    (414,111)     (71,923)     43,614        9,639      93,237       3,816        (612)
   (313,199)    (442,812)  (1,887,392)  (2,195,037)    (256,953)   (210,549)    (201,901)   (175,891)     (3,211)   (233,017)
   (615,547)     553,669    2,504,826    4,688,149      191,736     520,842       77,286     497,744      30,509    (135,442)
  4,544,677    3,991,008   28,410,436   23,722,287    3,451,889   2,931,047    4,922,697   4,424,953     554,259     689,701
 $3,929,130   $4,544,677  $30,915,262  $28,410,436   $3,643,625  $3,451,889   $4,999,983  $4,922,697    $584,768    $554,259

      8,695        4,739       17,859       20,783       16,157      17,830        8,872       7,910      15,060       7,498
    (12,706)      (9,952)     (41,083)     (53,312)     (22,050)    (22,665)     (12,937)    (13,931)    (15,230)    (20,268)
     (4,011)      (5,213)     (23,224)     (32,529)      (5,893)     (4,835)      (4,065)     (6,021)       (170)    (12,770)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                           STATE STREET VARIABLE
                                          INSURANCE SERIES FUNDS,
                                             INC. (CONTINUED)                     THE ALGER PORTFOLIOS
                                         ------------------------- ---------------------------------------------------
                                                                             ALGER                     ALGER
                                                   U.S.                    LARGE CAP                 SMALL CAP
                                                  EQUITY                    GROWTH                    GROWTH
                                              V.I.S. FUND --             PORTFOLIO --              PORTFOLIO --
                                              CLASS 1 SHARES           CLASS I-2 SHARES          CLASS I-2 SHARES
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $(1,223)      $1,670     $(28,186)    $(28,765)      $8,958     $(26,346)
Net realized gain (loss) on investments       31,801       22,255      138,111       62,886       99,835       80,062
Change in unrealized appreciation
(depreciation) on investments                186,375      280,531    1,414,820      691,085    1,479,994      511,583
Capital gain distributions                   137,842       95,135      710,684       67,608      269,749      169,622
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   354,795      399,591    2,235,429      792,814    1,858,536      734,921

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  50,990       46,379      127,197      136,497       87,032       87,324
Loan interest                                 (1,094)        (295)      (4,902)      (4,310)      (3,068)      (2,359)
Death benefits                                (2,163)    (109,207)     (45,201)     (51,388)     (16,766)     (49,258)
Surrenders                                   (14,544)     (47,151)    (132,776)    (221,356)     (87,997)    (118,539)
Loans                                          2,803       (9,943)       2,773       24,973        2,725      (16,733)
Cost of insurance and administrative
expenses                                     (67,642)     (61,923)    (188,594)    (180,848)    (151,531)    (136,018)
Transfers between subaccounts
(including fixed account), net                (5,567)      84,691       27,973       46,552      (12,723)      (3,953)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                         (37,217)     (97,449)    (213,530)    (249,880)    (182,328)    (239,536)
INCREASE (DECREASE) IN NET ASSETS            317,578      302,142    2,021,899      542,934    1,676,208      495,385
Net assets at beginning of year            1,652,060    1,349,918    3,641,345    3,098,411    3,140,105    2,644,720
Net assets at end of year                 $1,969,638   $1,652,060   $5,663,244   $3,641,345   $4,816,313   $3,140,105

CHANGE IN UNITS (NOTE 5):
Units purchased                                6,209        8,027        4,592       11,837        8,532        8,021
Units redeemed                                (7,239)     (11,787)      (8,407)     (16,870)     (14,540)     (14,764)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                        (1,030)      (3,760)      (3,815)      (5,033)      (6,008)      (6,743)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1



                         THE PRUDENTIAL SERIES FUND                           WELLS FARGO VARIABLE TRUST
--------------------------------------------------------------------------------------------------------
        JENNISON                                                                     WELLS FARGO
          20/20                                              NATURAL                  VT OMEGA
          FOCUS                   JENNISON                  RESOURCES                  GROWTH
      PORTFOLIO --              PORTFOLIO --              PORTFOLIO --                 FUND --
     CLASS II SHARES           CLASS II SHARES           CLASS II SHARES               CLASS 2
--------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDE1   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020          2019
--------------------------------------------------------------------------------------------------------


     $(355)       $(314)         $--          $--      $(1,925)     $(1,440)      $ (268)        $(264)
    71,433       29,530        1,695          681       (8,372)     (21,648)       2,812         2,227
   (26,229)      33,384      124,660       56,464       74,201       63,881       68,935        30,029
        --           --           --           --           --           --       18,486        22,445
    44,849       62,600      126,355       57,145       63,904       40,793       89,965        54,437

     1,623        1,672           --           --       13,320       13,837        1,493         3,311
       (19)         (19)          --           --         (158)         (90)          --            --
  (108,911)     (17,785)          --           --      (40,221)          --           --            --
    (3,911)     (40,441)          --           --       (1,643)      (3,886)          --        (6,414)
        --           --           --           --       82,967        7,208           --            --
    (2,621)      (4,606)      (3,827)      (2,907)      (8,463)      (9,524)     (12,482)      (10,241)
    (4,576)      (1,006)          --            1       14,130       (2,141)          27        20,000
  (118,415)     (62,185)      (3,827)      (2,906)      59,932        5,404      (10,962)        6,656
   (73,566)         415      122,528       54,239      123,836       46,197       79,003        61,093
   239,242      238,827      229,351      175,112      470,359      424,162      215,708       154,615
  $165,676     $239,242     $351,879     $229,351     $594,195     $470,359     $294,711      $215,708

        36           40            1           --       51,888       67,599           42           611
    (2,079)      (1,286)         (55)         (56)     (47,126)     (67,188)        (301)         (529)
    (2,043)      (1,246)         (54)         (56)       4,762          411         (259)           82

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2020

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VL Separate Account 1 (the "Separate Account") is a separate investment account established on August 21, 1986 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide.

   On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan.

   GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

   GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   GLAIC's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

   GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

   GLAIC does business in Bermuda, the District of Columbia and all states, except New York.

   COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in GLAIC from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in GLAIC's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in GLAIC's variable annuity products. GLAIC observed minimal impacts from COVID-19 in its fixed annuity products.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020


   While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on GLAIC and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery. GLAIC and the Separate Account continue to monitor pandemic developments and the potential financial impacts on their business. Contract owners should continue to monitor their account values.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to qualified pension or retirement plans. GLAIC uses the Separate Account to support flexible premium single life and joint and last survivor variable life insurance policies, as well as flexible premium variable universal life insurance policies (collectively, the "Policies") issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each policy. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the policies with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the policies supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the policies, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Policy owners assume the full investment risk for amounts allocated by policyholders to the Separate Account.

   During the years ended December 31, 2020 and 2019, the following funds had name changes:

PRIOR PORTFOLIO NAME                CURRENT PORTFOLIO NAME      EFFECTIVE DATE
--------------------            ------------------------------  ---------------
Janus Aspen Series -- Janus     Janus Aspen Series -- Janus     April 29, 2020
  Henderson Global Technology     Henderson Global Technology
  Portfolio -- Service Shares     and Innovation Portfolio --
                                  Service Shares
Federated Insurance Series --   Federated Hermes Insurance      April 28, 2020
  Federated High Income Bond      Series -- Federated Hermes
  Fund II -- Primary Shares       High Income Bond Fund II --
                                  Primary Shares
Federated Insurance Series --   Federated Hermes Insurance      April 28, 2020
  Federated High Income Bond      Series -- Federated Hermes
  Fund II -- Service Shares       High Income Bond Fund II --
                                  Service Shares
Federated Insurance Series --   Federated Hermes Insurance      April 28, 2020
  Federated Kaufmann Fund II      Series -- Federated Hermes
  -- Service Shares               Kaufmann Fund II -- Service
                                  Shares

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

PRIOR PORTFOLIO NAME                CURRENT PORTFOLIO NAME      EFFECTIVE DATE
--------------------            ------------------------------  ---------------
Federated Insurance Series --   Federated Hermes Insurance      April 28, 2020
  Federated Managed Volatility    Series -- Federated Hermes
  Fund II -- Primary Shares       Managed Volatility Fund II
                                  -- Primary Shares
Dreyfus -- The Dreyfus          BNY Mellon -- BNY Mellon        June 3, 2019
  Sustainable U.S. Equity         Sustainable U.S. Equity
  Portfolio, Inc. -- Initial      Portfolio, Inc. -- Initial
  Shares                          Shares
Oppenheimer Variable Account    AIM Variable Insurance Funds    May 27, 2019
  Funds -- Oppenheimer Capital    (Invesco Variable Insurance
  Appreciation Fund/VA --         Funds) -- Invesco
  Non-Service Shares              Oppenheimer V.I. Capital
                                  Appreciation Fund -- Series
                                  I Shares
Oppenheimer Variable Account    AIM Variable Insurance Funds    May 27, 2019
  Funds -- Oppenheimer Capital    (Invesco Variable Insurance
  Appreciation Fund/VA --         Funds) -- Invesco
  Service Shares                  Oppenheimer V.I. Capital
                                  Appreciation Fund -- Series
                                  II Shares
Oppenheimer Variable Account    AIM Variable Insurance Funds    May 27, 2019
  Funds -- Oppenheimer            (Invesco Variable Insurance
  Conservative Balanced Fund/     Funds) -- Invesco
  VA -- Non-Service Shares        Oppenheimer V.I.
                                  Conservative Balanced Fund
                                  -- Series I Shares
Oppenheimer Variable Account    AIM Variable Insurance Funds    May 27, 2019
  Funds -- Oppenheimer            (Invesco Variable Insurance
  Conservative Balanced Fund/     Funds) -- Invesco
  VA -- Service Shares            Oppenheimer V.I.
                                  Conservative Balanced Fund
                                  -- Series II Shares
Oppenheimer Variable Account    AIM Variable Insurance Funds    May 27, 2019
  Funds -- Oppenheimer            (Invesco Variable Insurance
  Discovery Mid Cap Growth        Funds) -- Invesco
  Fund/VA -- Non-Service Shares   Oppenheimer V.I. Discovery
                                  Mid Cap Growth Fund --
                                  Series I Shares
Oppenheimer Variable Account    AIM Variable Insurance Funds    May 27, 2019
  Funds -- Oppenheimer            (Invesco Variable Insurance
  Discovery Mid Cap Growth        Funds) -- Invesco
  Fund/VA -- Service Shares       Oppenheimer V.I. Discovery
                                  Mid Cap Growth Fund --
                                  Series II Shares
Oppenheimer Variable Account    AIM Variable Insurance Funds    May 27, 2019
  Funds -- Oppenheimer Global     (Invesco Variable Insurance
  Fund/VA -- Service Shares       Funds) -- Invesco
                                  Oppenheimer V.I. Global Fund
                                  -- Series II Shares
Oppenheimer Variable Account    AIM Variable Insurance Funds    May 27, 2019
  Funds -- Oppenheimer Global     (Invesco Variable Insurance
  Strategic Income Fund/ VA --    Funds) -- Invesco
  Non-Service Shares              Oppenheimer V.I. Global
                                  Strategic Income Fund --
                                  Series I Shares
Oppenheimer Variable Account    AIM Variable Insurance Funds    May 27, 2019
  Funds -- Oppenheimer Main       (Invesco Variable Insurance
  Street Fund(R)/VA -- Service    Funds) -- Invesco
  Shares                          Oppenheimer V.I. Main Street
                                  Fund(R) -- Series II Shares
Oppenheimer Variable Account    AIM Variable Insurance Funds    May 27, 2019
  Funds -- Oppenheimer Main       (Invesco Variable Insurance
  Street Small Cap Fund(R)/VA     Funds) -- Invesco
  -- Service Shares               Oppenheimer V.I. Main Street
                                  Small Cap Fund(R) -- Series
                                  II Shares
Oppenheimer Variable Account    AIM Variable Insurance Funds    May 27, 2019
  Funds -- Oppenheimer Total      (Invesco Variable Insurance
  Return Bond Fund/VA --          Funds) -- Invesco
  Non-Service Shares              Oppenheimer V.I. Total
                                  Return Bond Fund -- Series I
                                  Shares

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020


   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad level listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Accounts are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2020 and there were no transfers between the levels during 2020.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are six unit classes of subaccounts based on the life policy through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. On May 1, 2008, GLAIC discontinued all new sales of variable life insurance policies, but it continues to service existing blocks of business. Although the policies are no longer available for sale, additional premium payments may still be accepted under the terms of the policies.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) SUBSEQUENT EVENTS

   No material subsequent events have occurred since December 31, 2020 through April 20, 2021, the date the financial statements were issued, that would require adjustment to the financial statements.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2020 were:

                            COST OF    PROCEEDS
                             SHARES      FROM
FUND/PORTFOLIO              ACQUIRED  SHARES SOLD
--------------             ---------- -----------
AB Variable Products
  Series Fund, Inc.
   AB Global Thematic
     Growth Portfolio --
     Class B.............. $   33,168 $   84,320
   AB Growth and Income
     Portfolio -- Class B.    736,572    681,594
   AB International
     Value Portfolio --
     Class B..............    334,009    357,394
   AB Large Cap Growth
     Portfolio -- Class B.    308,397    316,487
   AB Small Cap Growth
     Portfolio -- Class B.     45,315     69,783
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
   Invesco Oppenheimer
     V.I. Capital
     Appreciation Fund
     -- Series I Shares...  1,209,126    833,225
   Invesco Oppenheimer
     V.I. Capital
     Appreciation Fund
     -- Series II Shares..    158,336     87,289
   Invesco Oppenheimer
     V.I. Conservative
     Balanced Fund --
     Series I Shares......    211,606    449,150
   Invesco Oppenheimer
     V.I. Conservative
     Balanced Fund --
     Series II Shares.....    110,712     95,655
   Invesco Oppenheimer
     V.I. Discovery Mid
     Cap Growth Fund --
     Series I Shares......    815,490    770,512
   Invesco Oppenheimer
     V.I. Discovery Mid
     Cap Growth Fund --
     Series II Shares.....     23,520     15,392
   Invesco Oppenheimer
     V.I. Global Fund --
     Series II Shares.....  1,270,273  1,218,007
   Invesco Oppenheimer
     V.I. Global
     Strategic Income
     Fund -- Series I
     Shares...............    178,881    145,278
   Invesco Oppenheimer
     V.I. Main Street
     Fund(R) -- Series
     II Shares............    437,362    429,419
   Invesco Oppenheimer
     V.I. Main Street
     Small Cap Fund(R)
     -- Series II Shares..    247,574    290,961
   Invesco Oppenheimer
     V.I. Total Return
     Bond Fund -- Series
     I Shares.............    260,796    246,463
   Invesco V.I. American
     Franchise Fund --
     Series I shares......    118,814    213,419
   Invesco V.I. American
     Franchise Fund --
     Series II shares.....     32,247     38,817
   Invesco V.I. Comstock
     Fund -- Series II
     shares...............    104,265    215,028
   Invesco V.I. Core
     Equity Fund --
     Series I shares......    320,193    130,284
   Invesco V.I.
     International
     Growth Fund --
     Series II shares.....    116,127    114,861
   Invesco V.I. Value
     Opportunities Fund
     -- Series II shares..     55,192     39,086
American Century
  Variable Portfolios
  II, Inc.
   VP Inflation
     Protection Fund --
     Class II.............    141,104    136,850
BNY Mellon
   BNY Mellon
     Sustainable U.S.
     Equity Portfolio,
     Inc. -- Initial
     Shares...............     15,568     22,563
BlackRock Variable
  Series Funds, Inc.
   BlackRock Advantage
     U.S. Total Market
     V.I. Fund --
     Class III Shares.....     26,266     10,920
   BlackRock Basic Value
     V.I. Fund --
     Class III Shares.....     12,715     11,138
   BlackRock Global
     Allocation V.I.
     Fund -- Class III
     Shares...............    122,724     98,278
   BlackRock Large Cap
     Focus Growth V.I.
     Fund -- Class III
     Shares...............     79,010    114,789

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                            COST OF    PROCEEDS
                             SHARES      FROM
FUND/PORTFOLIO              ACQUIRED  SHARES SOLD
--------------             ---------- -----------
Columbia Funds Variable
  Series Trust II
   CTIVP/SM/ -- Loomis
     Sayles Growth Fund
     -- Class 1........... $   12,567 $  250,545
   Columbia Variable
     Portfolio --
     Overseas Core Fund
     -- Class 2...........    436,045    611,354
Eaton Vance Variable
  Trust
   VT Floating -- Rate
     Income Fund..........    132,927    885,021
Federated Hermes
  Insurance Series
   Federated Hermes High
     Income Bond Fund II
     -- Primary Shares....    105,206    132,037
   Federated Hermes High
     Income Bond Fund II
     -- Service Shares....    338,078    326,236
   Federated Hermes
     Kaufmann Fund II --
     Service Shares.......    242,677    114,768
   Federated Hermes
     Managed Volatility
     Fund II -- Primary
     Shares...............     84,999    253,877
Fidelity(R) Variable
  Insurance Products Fund
   VIP Asset Manager/SM/
     Portfolio --
     Initial Class........    424,609    687,549
   VIP Asset Manager/SM/
     Portfolio --
     Service Class 2......     10,464      8,221
   VIP Balanced
     Portfolio --
     Service Class 2......     71,715    108,553
   VIP Contrafund(R)
     Portfolio --
     Initial Class........  1,095,078  2,001,121
   VIP Contrafund(R)
     Portfolio --
     Service Class 2......  1,865,649  2,037,264
   VIP Dynamic Capital
     Appreciation
     Portfolio --
     Service Class 2......  1,267,439  1,259,579
   VIP Equity-Income
     Portfolio --
     Initial Class........  1,226,039  1,857,729
   VIP Equity-Income
     Portfolio --
     Service Class 2......    222,415    318,641
   VIP Growth & Income
     Portfolio --
     Initial Class........    381,884    427,604
   VIP Growth & Income
     Portfolio --
     Service Class 2......    167,446    229,368
   VIP Growth
     Opportunities
     Portfolio --
     Initial Class........  1,022,136    975,503
   VIP Growth Portfolio
     -- Initial Class.....  2,956,294  3,657,055
   VIP Growth Portfolio
     -- Service Class 2...    472,403  1,233,397
   VIP Mid Cap Portfolio
     -- Service Class 2...  1,044,294  1,455,008
   VIP Overseas
     Portfolio --
     Initial Class........    740,145    935,124
   VIP Value Strategies
     Portfolio --
     Service Class 2......    207,369    182,807
Franklin Templeton
  Variable Insurance
  Products Trust
   Franklin Income VIP
     Fund -- Class 2
     Shares...............    323,867    379,872
   Franklin Mutual
     Shares VIP Fund --
     Class 2 Shares.......    169,158    149,571
   Templeton Foreign VIP
     Fund -- Class 1
     Shares...............    358,238    386,032
   Templeton Global Bond
     VIP Fund -- Class 1
     Shares...............    340,545    237,093
   Templeton Growth VIP
     Fund -- Class 2
     Shares...............     42,051     50,492
Goldman Sachs Variable
  Insurance Trust
   Goldman Sachs
     Government Money
     Market Fund --
     Service Shares.......  9,890,583  9,561,984
   Goldman Sachs Large
     Cap Value Fund --
     Institutional Shares.    362,798    449,185
   Goldman Sachs Mid Cap
     Value Fund --
     Institutional Shares.    673,534    846,617
Janus Aspen Series
   Janus Henderson
     Balanced Portfolio
     -- Institutional
     Shares...............  1,079,127  1,403,635
   Janus Henderson
     Balanced Portfolio
     -- Service Shares....    710,829  1,206,410
   Janus Henderson
     Enterprise
     Portfolio --
     Institutional Shares.  1,093,414    989,400
   Janus Henderson
     Enterprise
     Portfolio --
     Service Shares.......    119,395    127,466
   Janus Henderson
     Flexible Bond
     Portfolio --
     Institutional Shares.    274,644    322,142
   Janus Henderson Forty
     Portfolio --
     Institutional Shares.  1,482,869  1,383,661
   Janus Henderson Forty
     Portfolio --
     Service Shares.......    527,682    697,599
   Janus Henderson
     Global Research
     Portfolio --
     Institutional Shares.    825,769    838,681
   Janus Henderson
     Global Research
     Portfolio --
     Service Shares.......     53,775     73,669

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                            COST OF    PROCEEDS
                             SHARES      FROM
FUND/PORTFOLIO              ACQUIRED  SHARES SOLD
--------------             ---------- -----------
   Janus Henderson
     Global Technology
     and Innovation
     Portfolio --
     Service Shares....... $  580,799 $  529,283
   Janus Henderson
     Overseas Portfolio
     -- Institutional
     Shares...............    701,065    741,269
   Janus Henderson
     Overseas Portfolio
     -- Service Shares....      7,833     11,250
   Janus Henderson
     Research Portfolio
     -- Institutional
     Shares...............  1,128,783  1,014,179
   Janus Henderson
     Research Portfolio
     -- Service Shares....     39,927     12,589
Legg Mason Partners
  Variable Equity Trust
   ClearBridge Variable
     Aggressive Growth
     Portfolio --
     Class II.............     43,254     31,760
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class I.    174,528    354,710
   ClearBridge Variable
     Dividend Strategy
     Portfolio --
     Class II.............      1,250      1,075
   ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I.    423,400    467,318
MFS(R) Variable
  Insurance Trust
   MFS(R) Investors
     Trust Series --
     Service Class Shares.    149,199    247,428
   MFS(R) New Discovery
     Series -- Service
     Class Shares.........    355,809    278,695
   MFS(R) Total Return
     Series -- Service
     Class Shares.........    259,152    224,749
   MFS(R) Utilities
     Series -- Service
     Class Shares.........    484,452    422,272
MFS(R) Variable
  Insurance Trust II
   MFS(R) Massachusetts
     Investors Growth
     Stock Portfolio --
     Service Class Shares.     97,880     39,410
PIMCO Variable Insurance
  Trust
   All Asset Portfolio
     -- Advisor
     Class Shares.........     15,112      5,278
   High Yield Portfolio
     -- Administrative
     Class Shares.........    314,542    441,914
   International Bond
     Portfolio (U.S.
     Dollar Hedged) --
     Administrative
     Class Shares.........     17,133     34,580
   Long-Term U.S.
     Government
     Portfolio --
     Administrative
     Class Shares.........    707,302    672,464
   Low Duration
     Portfolio --
     Administrative
     Class Shares.........     32,350     54,605
   Total Return
     Portfolio --
     Administrative
     Class Shares.........  2,760,543  2,976,540
Rydex Variable Trust
   NASDAQ -- 100(R) Fund..     76,638     83,925
State Street Variable
  Insurance Series
  Funds, Inc.
   Income V.I.S. Fund --
     Class 1 Shares.......    237,197    233,085
   Premier Growth Equity
     V.I.S. Fund --
     Class 1 Shares.......    806,304    657,087
   Real Estate
     Securities V.I.S.
     Fund -- Class 1
     Shares...............    686,951    965,384
   S&P 500(R) Index
     V.I.S. Fund --
     Class 1 Shares.......  5,333,207  4,599,632
   Small-Cap Equity
     V.I.S. Fund --
     Class 1 Shares.......    730,760    899,245
   Total Return V.I.S.
     Fund -- Class 1
     Shares...............    537,682    663,545
   Total Return V.I.S.
     Fund -- Class 3
     Shares...............    287,199    281,325
   U.S. Equity V.I.S.
     Fund -- Class 1
     Shares...............    378,888    279,486
The Alger Portfolios
   Alger Large Cap
     Growth Portfolio --
     Class I-2 Shares.....  1,059,399    591,054
   Alger Small Cap
     Growth Portfolio --
     Class I-2 Shares.....    717,856    622,012
The Prudential Series
  Fund
   Jennison 20/20 Focus
     Portfolio --
     Class II Shares......      1,969    120,739
   Jennison Portfolio --
     Class II Shares......         78      3,905
   Natural Resources
     Portfolio --
     Class II Shares......    714,696    656,706
Wells Fargo Variable
  Trust
   Wells Fargo VT Omega
     Growth Fund --
     Class 2..............     20,207     12,750

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020


(4)RELATED PARTY TRANSACTIONS

  (A) GLAIC

  TYPE I UNITS (POLICY FORMS P1096 AND P1251)

   Net premium payments transferred from GLAIC to the Separate Account represent gross premium payments recorded by GLAIC on its flexible premium variable universal life insurance policies and flexible premium joint and last survivor variable life insurance policies less deductions. For Policy P1251, deductions from premium depended upon the initial specified amount. If the initial specified amount was $500,000 or more, a current deduction of 3.5% premium charge (5% maximum) was assessed from each premium payment before the premium is allocated to the subaccounts. If the initial specified amount is at least $250,000 but less than $500,000, a current deduction of 6.5% premium charge (8% maximum) was assessed. For Policy P1096, a premium charge of 7.5% from each premium payment is assessed before the premium is allocated to the subaccounts.

   Policy P1251 assesses a minimum surrender charge of $12.00 per $1,000 of specified amount and a maximum of $60.00 per $1,000 of specified amount if the policy is surrendered during the first 16 years of the policy or 16 years after an increase in specified amount. A surrender charge would also apply if the specified amount were decreased at a time when surrender would otherwise be assessed. For Policy P1096, a minimum surrender charge of $2.50 per $1,000 of specified amount and a maximum of $7.50 per $1,000 of specified amount not to exceed $500 is assessed if the policy is surrendered during policy years 1 through 9. Policy P1096 also assesses a fee for increases in specified amount. This fee will never be lower than $1.50 per $1,000 of specified amount and never higher than $300.

   A mortality and expense risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Separate Account. This charge is for the mortality and expense risks that GLAIC assumes.

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction for policy P1251 consists of a cost of insurance charge that varies based upon the Insured's gender, issue age, risk class and the year of coverage, a policy charge of $5, an expense charge of up to $0.20 per $1,000 of specified amount, and any charges for additional benefits added by riders to the policy. The monthly deduction for Policy P1096 consists of a cost of insurance charge that varies based upon the Insured's gender, issue age, risk class and the year of coverage, a current monthly administrative charge of $6 ($12 maximum) and any charges for additional benefits added by riders to the policy.

   Policy P1096 assesses a deferred sales charge during policy years 2 through 10 of 45% of the premiums paid on specified amount (of less than $250,000) during the first policy year. This charge is reduced to 40% of the premiums paid on specified amount of $250,000 or more. The policy also assesses a net loan charge at an annualized rate of 2.0% for non-preferred loans. There are no charges for Policy P1096 for preferred loans after year 11. For Policy P1251, there is a net loan charge of 2.0% for non-preferred loans and no charge for preferred loans in all years.

   A partial surrender-processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

  TYPE II UNITS (POLICY FORMS P1250 AND P1250CR)

   Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable universal life insurance policies less deductions. For Policy P1250, a 3% charge from each

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

premium (5% maximum) is assessed before it is allocated to the subaccounts. For Policy P1250CR, an 8% charge from each premium (10% maximum) is assessed before it is allocated to the subaccounts.

   A mortality and expense risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Separate Account. This charge is for the mortality and expense risks that GLAIC assumes.

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured's gender, issue age, risk class and the year of coverage, a policy charge of $12 (Policy P1250) in the first policy year ($15 for Policy P1250CR) and $6 per month thereafter ($12 maximum), and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

   There will be a surrender charge if the policy is surrendered during the surrender period. The surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender (where applicable) and rating class of each Insured and by the number of months since the policy date. The surrender charge remains level for the first five policy years and then decreases uniformly each policy month to zero over the next 10 policy years or until the Insured attains age 95, whichever is earlier. For Policy P1250, the surrender charge is guaranteed not to exceed $50.63 per $1,000 of specified amount. For Policy P1250CR, the surrender charge is guaranteed not to exceed $51.36 per $1,000 of specified amount.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month (Policy P1250CR). Policies issued on Policy Form P1250 and marketed under the name of Protection Plus do not assess a transfer charge but reserve the right to impose a charge of up to $10 after the first transfer made in any calendar month. Policy P1250 or P1250CR assesses a maximum net loan charge at an annualized rate of 2.0% for non-preferred loans in all policy years. There is no charge for preferred loans in policy years 11 and after for Policy P1250 (there is a maximum charge of 2.0% for preferred loans in policy years 11 and after for Policy P1250CR).

  TYPE III UNITS (POLICY FORMS P1258 AND P1259)

   Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium single life and joint and last survivor variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

   A mortality and expense risk charge is deducted monthly from the policy assets. This charge is for the mortality and expense risks that GLAIC assumes. This charge is equal to an effective annual rate of 0.40% of the first $50,000 of the policy's unloaned assets in the subaccounts (0.40% of the first $100,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of 0.05% of the policy's unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GLAIC does not deduct a mortality and expense risk charge for the policy's unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy).

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured's gender, issue age, risk class and the year of coverage, the mortality and expense risk charge (discussed above), a policy charge of $5 ($10 per month

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

maximum), a maximum monthly expense charge of $0.20 per $1,000 (a maximum of $0.83 per $1,000) of specified amount for the first 10 policy years and the first 10 policy years after an increase in specified amount and any charges for additional benefits added by riders to the policy.

   There will be a surrender charge if the policy is surrendered during the first 10 policy years or 10 years after an increase in specified amount. The maximum surrender charge assessed is $37.19 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) of the Insured. For a joint and last survivor policy, the factor depends on the issue age, gender (where applicable) and risk class of both Insureds. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

   GLAIC reserves the right to assess a maximum partial surrender fee of the lesser of $25 or 2%, of the amount surrendered. Currently, this partial surrender processing fee is not assessed.

   Certain policy owners may elect to allocate assets to a Guarantee Account that is part of the general account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   A loan charge of 0.15% of the net annualized rate is assessed on all loans taken in policy years 1 through 5 and no charge is assessed in policy years 6 and after. The maximum charge of 0.40% of the net annualized rate in policy years 1 through 10 may be assessed with zero thereafter.

   Currently, there is no transfer fee, but GLAIC reserves the right to assess $20 per transfer for any transfer made after the 12/th/ transfer in a calendar year.

  TYPE IV UNITS (POLICY FORM P1095)

   Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A premium charge of 8.5% is assessed with each premium payment in which 6.0% is deducted as compensation to GLAIC for sales and distribution expenses and 2.5% is deducted for premium taxes.

   A mortality and expense risk charge is deducted daily from the policy owner assets in the subaccounts. This charge is for the mortality and expense risks that GLAIC assumes. This charge is equal to 0.50% of the value of the unloaned assets in the subaccounts.

   A loan charge at a net annualized rate of 4.0% is assessed on all loans taken. A cost of insurance charge is deducted monthly. The cost of insurance varies based on the amount of insurance, death benefit option elected, the policy's cash value, policy duration, as well as the gender, issue age, policy and risk class of the Insured. The minimum cost of insurance charge is equal to $0.09 per $1,000 net amount at risk. The maximum charge is $35.46 per $1,000 of net amount at risk. GLAIC also charges for any benefits added by a rider. A charge equal to the lesser of $25 or 2% of the cash value surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer after the first in a calendar year.

  TYPE V UNITS (POLICY FORM P1097)

   Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable life insurance policies, less deductions. For 10 years after each premium payment, GLAIC deducts

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

a monthly premium tax charge equal to an annual rate of 0.20% of the portion of the cash value in the Separate Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of 0.30% of that portion of the cash value in the Separate Account attributable to each premium payment.

   A mortality and expense risk charge is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of 0.90% of the average daily unloaned net assets in the Separate Account. This charge is for the mortality and expense risks that GLAIC assumes. In addition, an administrative expense is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of 0.40% of the average daily unloaned net assets in the Separate Account.

   A cost of insurance charge is deducted monthly. The cost of insurance charge depends on a number of factors such as the age, gender, policy duration and risk class of the Insured. Currently, the minimum cost of insurance charge is 0.55% of the policy's cash value in the Separate Account; the maximum cost of insurance charge is $83.33 per $1,000 of specified amount.

   There will be a surrender charge if the policy is surrendered within 10 years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy before the surrender. The maximum surrender charge is 6% of premium payments for the first 4 years of the premium payment and then declines by 1% each year thereafter until reaching no charge after year 10.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

   There is a net loan charge assessed for loans taken under the policy. If assessed, the charge is assessed monthly until the loan is repaid in full. Currently there is a net annualized charge of 2.0% on all non-preferred loans. There is no charge on preferred loans; however, GLAIC reserves the right to assess a charge of 2.0% on preferred loans.

  TYPE VI UNITS (POLICY FORMS P1254 AND P1255)

   Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium single life and joint and last survivor variable insurance policies less deductions. For 10 years after each premium payment, GLAIC deducts a monthly premium tax recovery charge equal to an annualized rate of 0.20% of the portion of the assets in the Separate Account attributable to each premium payment and a monthly distribution expense charge equal to an annualized rate of 0.30% of that portion of the assets in the Separate Account attributable to each premium payment.

   A mortality and expense risk charge is deducted monthly from the assets in the subaccounts attributable to the policies equal to an annualized rate of 0.70% of the average daily unloaned net assets during the first 10 policy years and an annualized rate of 0.35% thereafter. This charge is for the mortality and expense risks that GLAIC assumes. In addition, an administrative expense is deducted monthly from the policy value. Currently, the minimum administration expense charge is a minimum of $8.00 per month. The maximum amount charged is guaranteed to not exceed an annualized rate of 0.40% of the amount of account value at the time the charge is assessed.

   A cost of insurance charge is deducted monthly. For a single life policy, the current effective annual rate of this charge is 0.05% of the account value (maximum of $83.33 per $1,000 of net amount at risk). For a joint and last survivor policy, the current effective annual rate of the charge is 0.03% of the account value (maximum of $83.33 per $1,000 of net amount at risk).

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020


   There will be a surrender charge if the policy is surrendered within 7 years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payment made under the policy before the surrender. The maximum surrender charge is 6% of the initial premium payment and decreases to zero in year 7.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Partial surrenders are not permitted if the partial surrender would reduce the account value below $25,000.

   Currently a charge is not assessed for transfers among subaccounts. GLAIC has reserved the right to assess a $10 transfer charge for each transfer.

   There is a net loan charge assessed for all loans taken under the policy. Currently, there is a charge of a net annualized rate of 2.0% on all non-preferred loans and preferred loans taken in the first policy year. There is no charge for preferred loans taken after the first policy year.

   GLAIC also assesses a one-time charge of $250, if a policy owner elects the Accelerated Benefit Rider.

  NATURE OF CHARGES ASSESSED

   The mortality and expense risk and administrative charges that are deducted daily from the applicable policy types listed above are assessed through a reduction in unit values. The cost of insurance, surrender charges, monthly or annual administrative charges and monthly deduction of mortality and risk charges, are assessed through the redemption of units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the policies for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (C) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2020 and 2019 are reflected in the Statements of Changes in Net Assets.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020


(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable life insurance products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2020, 2019, 2018, 2017, and 2016 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

                                         EXPENSE AS A                           NET   INVESTMENT
                                         % OF AVERAGE                          ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE     000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- --------------- ------ ---------- --------------------
AB Variable Products Series Fund, Inc.
 AB Global Thematic Growth
   Portfolio -- Class B
   2020................................ 0.00% to 0.70%   7,003 45.26 to  39.97   294    0.45%      39.08% to   38.11%
   2019................................ 0.00% to 0.70%   9,147 32.54 to  28.94   281    0.15%      29.78% to   28.87%
   2018................................ 0.00% to 0.70%  10,438 25.07 to  22.46   249    0.00%     (9.98)% to (10.62)%
   2017................................ 0.00% to 0.70%  10,367 27.85 to  25.13   276    0.27%      36.30% to   35.35%
   2016................................ 0.00% to 0.70%   9,107 20.44 to  18.56   178    0.00%     (0.88)% to  (1.57)%
 AB Growth and Income Portfolio --
   Class B
   2020................................ 0.00% to 1.30% 139,472 37.02 to  33.02 4,695    1.28%       2.47% to    1.14%
   2019................................ 0.00% to 1.30% 147,011 36.12 to  32.65 4,833    1.02%      23.61% to   22.01%
   2018................................ 0.00% to 1.30% 166,213 29.22 to  26.76 4,449    0.74%     (5.84)% to  (7.07)%
   2017................................ 0.00% to 1.30% 180,644 31.04 to  28.80 5,156    1.26%      18.60% to   17.06%
   2016................................ 0.00% to 1.30% 198,400 26.17 to  24.60 4,793    0.83%      11.07% to    9.63%
 AB International Value Portfolio --
   Class B
   2020................................ 0.00% to 0.70%  65,608 14.18 to  12.66   876    1.32%       2.21% to    1.49%
   2019................................ 0.00% to 0.70%  67,715 13.87 to  12.47   891    0.83%      16.79% to   15.97%
   2018................................ 0.00% to 0.70%  67,391 11.88 to  10.76   763    1.09%    (22.98)% to (23.52)%
   2017................................ 0.00% to 0.70%  70,858 15.42 to  14.06 1,045    2.10%      25.09% to   24.22%
   2016................................ 0.00% to 0.70%  66,883 12.33 to  11.32   795    1.11%     (0.80)% to  (1.49)%
 AB Large Cap Growth Portfolio --
   Class B
   2020................................ 0.00% to 0.70%  29,959 58.94 to  32.57 1,069    0.00%      35.15% to   34.20%
   2019................................ 0.00% to 0.70%  32,675 43.61 to  24.27   862    0.00%      34.36% to   33.42%
   2018................................ 0.00% to 0.70%  38,148 32.46 to  18.19   745    0.00%       2.32% to    1.60%
   2017................................ 0.00% to 0.70%  45,033 31.72 to  17.90   866    0.00%      31.67% to   30.75%
   2016................................ 0.00% to 0.70%  50,834 24.09 to  13.69   752    0.00%       2.35% to    1.64%
 AB Small Cap Growth Portfolio --
   Class B
   2020................................ 0.00% to 0.70%   9,323 84.86 to  49.85   496    0.00%      53.64% to   52.56%
   2019................................ 0.00% to 0.70%  10,536 55.24 to  32.67   370    0.00%      36.01% to   35.05%
   2018................................ 0.00% to 0.70%  12,140 40.61 to  24.19   323    0.00%     (1.11)% to  (1.80)%
   2017................................ 0.00% to 0.70%  11,605 41.07 to  24.64   312    0.00%      33.78% to   32.85%
   2016................................ 0.00% to 0.70%  12,479 30.70 to  18.55   250    0.00%       6.21% to    5.47%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                        EXPENSE AS A                           NET   INVESTMENT
                                        % OF AVERAGE                          ASSETS   INCOME
                                       NET ASSETS (1) UNITS     UNIT VALUE     000S  RATIO (2)   TOTAL RETURN (3)
                                       -------------- ------ ---------------- ------ ---------- -------------------
AIM Variable Insurance Funds (Invesco
  Variable Insurance Funds)
 Invesco Oppenheimer V.I. Capital
   Appreciation Fund -- Series I
   Shares
   2020............................... 0.70% to 1.30% 31,683 238.85 to 150.30 6,422    0.00%     35.63% to   34.81%
   2019............................... 0.70% to 1.30% 33,744 176.10 to 111.49 5,093    0.06%     35.24% to   34.43%
   2018............................... 0.70% to 1.30% 35,989 130.21 to  82.93 4,038    0.32%    (6.39)% to  (6.96)%
   2017............................... 0.70% to 1.30% 38,878 139.11 to  89.14 4,666    0.24%     25.95% to   25.19%
   2016............................... 0.70% to 1.30% 41,790 110.45 to  71.20 3,967    0.41%    (2.89)% to  (3.47)%
 Invesco Oppenheimer V.I. Capital
   Appreciation Fund -- Series II
   Shares
   2020............................... 0.00% to 0.70% 13,206  54.05 to  47.73   679    0.00%     36.24% to   35.28%
   2019............................... 0.00% to 0.70% 13,600  39.67 to  35.29   515    0.00%     35.85% to   34.90%
   2018............................... 0.00% to 0.70% 20,684  29.20 to  26.16   588    0.00%    (5.96)% to  (6.62)%
   2017............................... 0.00% to 0.70% 21,416  31.05 to  28.01   648    0.01%     26.50% to   25.62%
   2016............................... 0.00% to 0.70% 22,424  24.55 to  22.30   539    0.11%    (2.43)% to  (3.11)%
 Invesco Oppenheimer V.I.
   Conservative Balanced Fund --
   Series I Shares
   2020............................... 0.70% to 1.30% 25,907  76.91 to  59.13 1,712    2.10%     14.05% to   13.36%
   2019............................... 0.70% to 1.30% 30,737  67.44 to  52.16 1,785    2.23%     16.69% to   15.99%
   2018............................... 0.70% to 1.30% 31,653  57.79 to  44.97 1,587    2.06%    (5.99)% to  (6.56)%
   2017............................... 0.70% to 1.30% 37,065  61.47 to  48.13 1,942    1.96%      8.49% to    7.84%
   2016............................... 0.70% to 1.30% 39,698  56.66 to  44.63 1,930    2.37%      4.52% to    3.89%
 Invesco Oppenheimer V.I.
   Conservative Balanced Fund --
   Series II Shares
   2020............................... 0.00% to 0.70% 14,266  20.33 to  18.08   286    1.78%     14.59% to   13.78%
   2019............................... 0.00% to 0.70% 13,912  17.74 to  15.89   246    2.00%     17.22% to   16.40%
   2018............................... 0.00% to 0.70% 14,921  15.14 to  13.65   224    1.72%    (5.53)% to  (6.20)%
   2017............................... 0.00% to 0.70% 14,975  16.02 to  14.56   238    1.77%      8.95% to    8.19%
   2016............................... 0.00% to 0.70% 16,549  14.71 to  13.46   242    2.05%      4.96% to    4.23%
 Invesco Oppenheimer V.I. Discovery
   Mid Cap Growth Fund -- Series I
   Shares
   2020............................... 0.70% to 1.30% 39,476 219.60 to 156.11 7,652    0.04%     39.70% to   38.86%
   2019............................... 0.70% to 1.30% 41,864 157.19 to 112.42 5,827    0.00%     38.39% to   37.56%
   2018............................... 0.70% to 1.30% 47,035 113.59 to  81.73 4,700    0.00%    (6.74)% to  (7.31)%
   2017............................... 0.70% to 1.30% 51,607 121.80 to  88.17 5,511    0.03%     27.89% to   27.13%
   2016............................... 0.70% to 1.30% 53,984  95.24 to  69.36 4,529    0.00%      1.62% to    1.01%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                        EXPENSE AS A                           NET   INVESTMENT
                                        % OF AVERAGE                          ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE     000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- --------------- ------ ---------- --------------------
 Invesco Oppenheimer V.I.
   Discovery Mid Cap Growth Fund
   -- Series II Shares
   2020............................... 0.00% to 0.70%   4,169 64.38 to  56.86   256    0.00%      40.24% to   39.26%
   2019............................... 0.00% to 0.70%   4,349 45.91 to  40.83   190    0.00%      39.01% to   38.04%
   2018............................... 0.00% to 0.70%   4,775 33.03 to  29.58   151    0.00%     (6.30)% to  (6.96)%
   2017............................... 0.00% to 0.70%   5,545 35.25 to  31.80   188    0.00%      28.45% to   27.56%
   2016............................... 0.00% to 0.70%   6,284 27.44 to  24.93   167    0.00%       2.08% to    1.36%
 Invesco Oppenheimer V.I. Global
   Fund -- Series II Shares
   2020............................... 0.00% to 0.70% 109,016 55.41 to  38.82 4,693    0.57%      27.34% to   26.44%
   2019............................... 0.00% to 0.70% 111,285 43.52 to  30.70 3,780    0.64%      31.45% to   30.53%
   2018............................... 0.00% to 0.70% 123,104 33.10 to  23.52 3,197    0.76%    (13.39)% to (14.00)%
   2017............................... 0.00% to 0.70% 136,081 38.22 to  27.35 4,091    0.72%      36.32% to   35.37%
   2016............................... 0.00% to 0.70% 154,358 28.04 to  20.21 3,413    0.77%     (0.16)% to  (0.86)%
 Invesco Oppenheimer V.I. Global
   Strategic Income Fund -- Series I
   Shares
   2020............................... 0.70% to 1.30%  77,244 11.96 to  11.39   914    5.70%       2.67% to    2.06%
   2019............................... 0.70% to 1.30%  78,136 11.65 to  11.16   902    3.75%      10.03% to    9.37%
   2018............................... 0.70% to 1.30%  83,843 10.59 to  10.20   880    4.93%     (5.07)% to  (5.64)%
   2017............................... 0.70% to 1.30%  86,318 11.16 to  10.81   955    2.30%       5.53% to    4.90%
   2016............................... 0.70% to 1.30%  91,159 10.57 to  10.31   957    5.03%       5.79% to    5.15%
 Invesco Oppenheimer V.I. Main
   Street Fund(R) -- Series II Shares
   2020............................... 0.00% to 0.70%  58,561 41.53 to  28.00 1,836    0.34%      13.69% to   12.90%
   2019............................... 0.00% to 0.70%  63,950 36.53 to  24.81 1,783    0.82%      31.74% to   30.82%
   2018............................... 0.00% to 0.70%  69,354 27.73 to  18.96 1,473    0.90%     (8.10)% to  (8.74)%
   2017............................... 0.00% to 0.70%  77,139 30.17 to  20.78 1,788    1.04%      16.63% to   15.82%
   2016............................... 0.00% to 0.70%  90,992 25.87 to  17.94 1,802    0.86%      11.30% to   10.52%
 Invesco Oppenheimer V.I. Main
   Street Small Cap Fund(R) -- Series
   II Shares
   2020............................... 0.00% to 0.70%  20,272 65.50 to  57.85 1,252    0.37%      19.64% to   18.80%
   2019............................... 0.00% to 0.70%  21,459 54.75 to  48.69 1,118    0.00%      26.13% to   25.25%
   2018............................... 0.00% to 0.70%  22,019 43.40 to  38.88   912    0.06%    (10.54)% to (11.17)%
   2017............................... 0.00% to 0.70%  23,950 48.52 to  43.76 1,111    0.67%      13.91% to   13.12%
   2016............................... 0.00% to 0.70%  26,957 42.59 to  38.69 1,097    0.25%      17.67% to   16.85%
 Invesco Oppenheimer V.I. Total
   Return Bond Fund -- Series I
   Shares
   2020............................... 0.70% to 1.30%  41,763 39.27 to  33.48 1,545    3.04%       8.94% to    8.28%
   2019............................... 0.70% to 1.30%  42,433 36.05 to  30.91 1,438    3.26%       8.76% to    8.11%
   2018............................... 0.70% to 1.30%  37,439 33.14 to  28.60 1,152    3.32%     (1.72)% to  (2.31)%
   2017............................... 0.70% to 1.30%  39,368 33.72 to  29.27 1,240    2.51%       3.86% to    3.23%
   2016............................... 0.70% to 1.30%  46,798 32.47 to  28.36 1,412    3.72%       2.55% to    1.93%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                     EXPENSE AS A                          NET   INVESTMENT
                                     % OF AVERAGE                         ASSETS   INCOME
                                    NET ASSETS (1) UNITS    UNIT VALUE     000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- ------ --------------- ------ ---------- --------------------
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2020............................ 0.00% to 0.70% 37,048 38.01 to  35.77 1,345    0.07%      42.35% to   41.36%
   2019............................ 0.00% to 0.70% 42,402 26.70 to  25.30 1,090    0.00%      36.76% to   35.80%
   2018............................ 0.00% to 0.70% 45,694 19.53 to  18.63   863    0.00%     (3.62)% to  (4.30)%
   2017............................ 0.00% to 0.70% 48,859 20.26 to  19.47   963    0.08%      27.34% to   26.45%
   2016............................ 0.00% to 0.70% 53,798 15.91 to  15.40   837    0.00%       2.27% to    1.55%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2020............................ 0.00% to 0.70%  8,446 52.43 to  45.99   428    0.00%      42.00% to   41.00%
   2019............................ 0.00% to 0.70%  9,277 36.93 to  32.61   331    0.00%      36.43% to   35.47%
   2018............................ 0.00% to 0.70% 10,472 27.07 to  24.07   274    0.00%     (3.89)% to  (4.57)%
   2017............................ 0.00% to 0.70% 12,006 28.16 to  25.23   327    0.00%      27.03% to   26.14%
   2016............................ 0.00% to 0.70% 13,556 22.17 to  20.00   291    0.00%       2.02% to    1.30%
 Invesco V.I. Comstock Fund --
   Series II shares
   2020............................ 0.00% to 0.70% 38,299 33.82 to  29.66 1,232    2.16%     (1.09)% to  (1.78)%
   2019............................ 0.00% to 0.70% 43,768 34.19 to  30.19 1,435    1.67%      24.94% to   24.07%
   2018............................ 0.00% to 0.70% 45,958 27.36 to  24.34 1,211    1.45%    (12.37)% to (12.98)%
   2017............................ 0.00% to 0.70% 51,978 31.22 to  27.97 1,558    1.96%      17.57% to   16.75%
   2016............................ 0.00% to 0.70% 55,008 26.56 to  23.96 1,404    1.34%      16.99% to   16.17%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2020............................ 0.00% to 0.70% 40,814 28.84 to  26.01 1,113    0.20%      13.85% to   13.05%
   2019............................ 0.00% to 0.70% 42,706 25.33 to  23.01 1,029    0.96%      28.96% to   28.06%
   2018............................ 0.00% to 0.70% 44,044 19.64 to  17.97   826    0.90%     (9.39)% to (10.03)%
   2017............................ 0.00% to 0.70% 47,268 21.68 to  19.97   983    1.05%      13.17% to   12.38%
   2016............................ 0.00% to 0.70% 46,545 19.15 to  17.77   856    0.77%      10.26% to    9.49%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2020............................ 0.00% to 0.70% 28,405 30.98 to  27.66   844    1.01%      13.74% to   12.94%
   2019............................ 0.00% to 0.70% 29,476 27.24 to  24.49   771    1.30%      28.24% to   27.34%
   2018............................ 0.00% to 0.70% 30,117 21.24 to  19.23   617    1.83%    (15.20)% to (15.80)%
   2017............................ 0.00% to 0.70% 31,640 25.05 to  22.84   765    1.26%      22.73% to   21.87%
   2016............................ 0.00% to 0.70% 33,171 20.41 to  18.74   656    1.18%     (0.70)% to  (1.39)%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2020............................ 0.00% to 0.70% 20,274 29.15 to  25.75   573    0.09%       5.33% to    4.59%
   2019............................ 0.00% to 0.70% 20,445 27.68 to  24.62   550    0.00%      30.12% to   29.21%
   2018............................ 0.00% to 0.70% 21,565 21.27 to  19.05   446    0.00%    (19.35)% to (19.92)%
   2017............................ 0.00% to 0.70% 21,638 26.37 to  23.79   557    0.01%      17.23% to   16.41%
   2016............................ 0.00% to 0.70% 27,196 22.50 to  20.44   599    0.08%      17.92% to   17.10%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                           EXPENSE AS A                          NET   INVESTMENT
                                           % OF AVERAGE                         ASSETS   INCOME
                                          NET ASSETS (1) UNITS    UNIT VALUE     000S  RATIO (2)   TOTAL RETURN (3)
                                          -------------- ------ --------------- ------ ---------- -------------------
American Century Variable Portfolios II,
  Inc.
 VP Inflation Protection Fund --
   Class II
   2020.................................. 0.00% to 0.70% 30,154 17.71 to  15.86  529     1.19%      9.55% to    8.79%
   2019.................................. 0.00% to 0.70% 30,333 16.17 to  14.58  485     2.31%      8.90% to    8.14%
   2018.................................. 0.00% to 0.70% 32,891 14.85 to  13.48  484     2.85%    (2.82)% to  (3.50)%
   2017.................................. 0.00% to 0.70% 35,238 15.28 to  13.97  534     2.57%      3.67% to    2.95%
   2016.................................. 0.00% to 0.70% 38,182 14.73 to  13.57  559     1.82%      4.39% to    3.66%
BNY Mellon
 BNY Mellon Sustainable U.S. Equity
   Portfolio, Inc. -- Initial Shares
   2020.................................. 0.00% to 0.70%  6,128 41.58 to  23.18  153     1.09%     24.14% to   23.27%
   2019.................................. 0.00% to 0.70%  6,685 33.49 to  18.80  134     1.42%     34.36% to   33.42%
   2018.................................. 0.00% to 0.70%  7,685 24.93 to  14.09  115     1.78%    (4.40)% to  (5.07)%
   2017.................................. 0.00% to 0.70%  8,560 26.07 to  14.85  133     1.10%     15.33% to   14.53%
   2016.................................. 0.00% to 0.70%  8,484 22.61 to  12.96  116     1.29%     10.37% to    9.60%
BlackRock Variable Series Funds, Inc.
 BlackRock Advantage U.S. Total
   Market V.I. Fund -- Class III Shares
   2020.................................. 0.00% to 0.70%  4,815 42.15 to  37.49  194     1.51%     19.66% to   18.82%
   2019.................................. 0.00% to 0.70%  4,957 35.23 to  31.55  167     2.06%     28.65% to   27.75%
   2018.................................. 0.00% to 0.70%  5,885 27.38 to  24.70  156     1.44%    (6.65)% to  (7.31)%
   2017.................................. 0.00% to 0.70%  6,716 29.33 to  26.65  191     0.94%     13.83% to   13.04%
   2016.................................. 0.00% to 0.70%  8,441 25.77 to  23.57  213     0.18%     23.41% to   22.54%
 BlackRock Basic Value V.I. Fund --
   Class III Shares
   2020.................................. 0.00% to 0.70%  7,698 30.16 to  26.82  219     0.81%      3.13% to    2.41%
   2019.................................. 0.00% to 0.70%  7,958 29.24 to  26.19  221     2.21%     23.53% to   22.67%
   2018.................................. 0.00% to 0.70%  9,194 23.67 to  21.35  208     1.54%    (8.11)% to  (8.76)%
   2017.................................. 0.00% to 0.70% 10,954 25.76 to  23.40  268     1.26%      8.01% to    7.26%
   2016.................................. 0.00% to 0.70% 11,054 23.85 to  21.82  252     1.40%     17.72% to   16.90%
 BlackRock Global Allocation V.I. Fund
   -- Class III Shares
   2020.................................. 0.00% to 0.70% 30,806 30.71 to  27.51  908     1.22%     20.71% to   19.86%
   2019.................................. 0.00% to 0.70% 32,105 25.45 to  22.95  785     1.22%     17.75% to   16.93%
   2018.................................. 0.00% to 0.70% 35,883 21.61 to  19.63  750     0.86%    (7.58)% to  (8.23)%
   2017.................................. 0.00% to 0.70% 42,011 23.38 to  21.39  957     1.26%     13.71% to   12.91%
   2016.................................. 0.00% to 0.70% 45,749 20.56 to  18.94  919     1.25%      3.80% to    3.08%
 BlackRock Large Cap Focus Growth
   V.I. Fund -- Class III Shares
   2020.................................. 0.00% to 0.70% 11,116 59.93 to  53.31  652     0.00%     43.43% to   42.42%
   2019.................................. 0.00% to 0.70% 12,531 41.79 to  37.43  510     0.00%     32.33% to   31.41%
   2018.................................. 0.00% to 0.70% 14,847 31.58 to  28.48  457     0.00%      2.77% to    2.04%
   2017.................................. 0.00% to 0.70% 11,337 30.73 to  27.91  339     0.00%     29.23% to   28.33%
   2016.................................. 0.00% to 0.70% 10,885 23.78 to  21.75  253     0.46%      7.55% to    6.79%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                          EXPENSE AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1) UNITS    UNIT VALUE     000S  RATIO (2)    TOTAL RETURN (3)
                                         -------------- ------ --------------- ------ ---------- --------------------
Columbia Funds Variable Series Trust II
 CTIVP/SM /- Loomis Sayles Growth
   Fund -- Class 1
   2020................................. 0.00% to 0.70% 52,386 23.82 to  23.05 1,237    0.00%      31.93% to   31.01%
   2019................................. 0.00% to 0.70% 63,773 18.05 to  17.59 1,145    0.00%      31.75% to   30.83%
   2018................................. 0.00% to 0.70% 65,635 13.70 to  13.45   896    0.00%     (2.40)% to  (3.08)%
   2017................................. 0.00% to 0.70% 71,562 14.04 to  13.88 1,001    0.00%      33.03% to   32.10%
   2016 (4)............................. 0.00% to 0.70% 71,947 10.55 to  10.50   758    0.00%       8.34% to    7.58%
 Columbia Variable Portfolio --
   Overseas Core Fund -- Class 2
   2020................................. 0.00% to 0.70% 43,656 14.13 to  13.67   610    1.44%       8.83% to    8.06%
   2019................................. 0.00% to 0.70% 58,551 12.98 to  12.65   756    1.78%      25.15% to   24.27%
   2018................................. 0.00% to 0.70% 50,421 10.37 to  10.18   521    2.55%    (16.81)% to (17.40)%
   2017................................. 0.00% to 0.70% 52,963 12.47 to  12.33   659    1.85%      27.18% to   26.29%
   2016 (4)............................. 0.00% to 0.70% 54,820  9.81 to   9.76   537    0.94%     (2.87)% to  (3.55)%
Eaton Vance Variable Trust
 VT Floating -- Rate Income Fund
   2020................................. 0.00% to 0.70% 35,673 18.83 to  16.63   657    3.35%       2.00% to    1.28%
   2019................................. 0.00% to 0.70% 84,313 18.46 to  16.42 1,444    4.30%       7.08% to    6.33%
   2018................................. 0.00% to 0.70% 90,962 17.24 to  15.44 1,467    3.77%     (0.07)% to  (0.78)%
   2017................................. 0.00% to 0.70% 93,109 17.25 to  15.56 1,510    3.26%       3.42% to    2.70%
   2016................................. 0.00% to 0.70% 94,049 16.68 to  15.15 1,481    3.48%       8.95% to    8.18%
Federated Hermes Insurance Series
 Federated Hermes High Income Bond
   Fund II -- Primary Shares
   2020................................. 0.70% to 1.30% 10,854 48.95 to  41.86   509    5.95%       4.85% to    4.22%
   2019................................. 0.70% to 1.30% 12,277 46.69 to  40.16   551    6.33%      13.74% to   13.06%
   2018................................. 0.70% to 1.30% 13,412 41.05 to  35.52   529    8.01%     (3.97)% to  (4.55)%
   2017................................. 0.70% to 1.30% 14,829 42.75 to  37.22   611    6.16%       6.19% to    5.56%
   2016................................. 0.70% to 1.30% 16,369 40.25 to  35.26   636    6.45%      14.01% to   13.33%
 Federated Hermes High Income Bond
   Fund II -- Service Shares
   2020................................. 0.00% to 0.70% 25,871 36.57 to  30.24   874    5.87%       5.46% to    4.72%
   2019................................. 0.00% to 0.70% 26,930 34.68 to  28.88   864    6.06%      14.13% to   13.33%
   2018................................. 0.00% to 0.70% 29,847 30.39 to  25.48   844    7.90%     (3.43)% to  (4.11)%
   2017................................. 0.00% to 0.70% 30,921 31.47 to  26.58   907    6.36%       6.56% to    5.82%
   2016................................. 0.00% to 0.70% 32,023 29.53 to  25.12   882    5.83%      14.53% to   13.73%
 Federated Hermes Kaufmann Fund II
   -- Service Shares
   2020................................. 0.00% to 0.70% 21,520 80.46 to  71.06 1,665    0.00%      28.48% to   27.58%
   2019................................. 0.00% to 0.70% 21,586 62.62 to  55.70 1,302    0.00%      33.52% to   32.59%
   2018................................. 0.00% to 0.70% 23,413 46.90 to  42.01 1,061    0.00%       3.58% to    2.85%
   2017................................. 0.00% to 0.70% 26,386 45.28 to  40.85 1,158    0.00%      27.97% to   27.08%
   2016................................. 0.00% to 0.70% 27,533 35.38 to  32.14   945    0.00%       3.42% to    2.69%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                          EXPENSE AS A                            NET   INVESTMENT
                                          % OF AVERAGE                           ASSETS   INCOME
                                         NET ASSETS (1)  UNITS     UNIT VALUE     000S  RATIO (2)   TOTAL RETURN (3)
                                         -------------- ------- ---------------- ------ ---------- -------------------
 Federated Hermes Managed
   Volatility Fund II -- Primary
   Shares
   2020................................. 0.70% to 1.30%  18,056  38.44 to  32.87    651   2.63%      0.22% to  (0.38)%
   2019................................. 0.70% to 1.30%  23,505  38.35 to  32.99    844   2.05%     19.39% to   18.67%
   2018................................. 0.70% to 1.30%  24,407  32.13 to  27.80    736   2.29%    (9.14)% to  (9.69)%
   2017................................. 0.70% to 1.30%  15,295  35.36 to  30.78    501   3.95%     17.29% to   16.58%
   2016................................. 0.70% to 1.30%  16,870  30.15 to  26.40    473   4.82%      6.94% to    6.29%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Asset Manager/SM /Portfolio --
   Initial Class
   2020................................. 0.70% to 1.30%  66,820  79.86 to  66.15  4,880   1.49%     14.06% to   13.38%
   2019................................. 0.70% to 1.30%  72,011  70.01 to  58.35  4,610   1.76%     17.42% to   16.72%
   2018................................. 0.70% to 1.30%  77,633  59.63 to  49.99  4,260   1.61%    (6.02)% to  (6.58)%
   2017................................. 0.70% to 1.30%  91,946  63.44 to  53.51  5,325   1.86%     13.31% to   12.63%
   2016................................. 0.70% to 1.30% 101,404  55.99 to  47.51  5,178   1.47%      2.35% to    1.73%
 VIP Asset Manager/SM /Portfolio --
   Service Class 2
   2020................................. 0.00% to 0.70%   4,534  27.68 to  24.62    117   1.28%     14.54% to   13.73%
   2019................................. 0.00% to 0.70%   4,567  24.17 to  21.65    103   1.67%     18.01% to   17.19%
   2018................................. 0.00% to 0.70%   3,823  20.48 to  18.47     75   1.52%    (5.61)% to  (6.28)%
   2017................................. 0.00% to 0.70%   3,785  21.70 to  19.71     79   1.21%     13.74% to   12.95%
   2016................................. 0.00% to 0.70%   9,722  19.08 to  17.45    183   1.29%      2.84% to    2.12%
 VIP Balanced Portfolio -- Service
   Class 2
   2020................................. 0.00% to 0.70%  23,308  32.14 to  28.99    729   1.26%     22.13% to   21.27%
   2019................................. 0.00% to 0.70%  25,377  26.31 to  23.90    653   1.55%     24.11% to   23.25%
   2018................................. 0.00% to 0.70%  26,793  21.20 to  19.40    558   1.28%    (4.44)% to  (5.11)%
   2017................................. 0.00% to 0.70%  28,017  22.19 to  20.44    610   1.30%     16.12% to   15.31%
   2016................................. 0.00% to 0.70%  28,400  19.11 to  17.73    533   1.18%      6.98% to    6.23%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2020................................. 0.70% to 1.30% 132,602 156.91 to 134.16 19,220   0.25%     29.65% to   28.87%
   2019................................. 0.70% to 1.30% 139,783 121.03 to 104.10 15,673   0.46%     30.66% to   29.87%
   2018................................. 0.70% to 1.30% 152,507  92.63 to  80.16 13,091   0.69%    (7.04)% to  (7.60)%
   2017................................. 0.70% to 1.30% 169,789  99.64 to  86.75 15,715   0.98%     21.03% to   20.30%
   2016................................. 0.70% to 1.30% 182,863  82.33 to  72.11 14,031   0.81%      7.25% to    6.61%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2020................................. 0.00% to 0.70% 148,706  65.46 to  45.37  7,413   0.09%     30.23% to   29.32%
   2019................................. 0.00% to 0.70% 152,412  50.26 to  35.09  5,871   0.22%     31.27% to   30.36%
   2018................................. 0.00% to 0.70% 165,726  38.29 to  26.92  4,891   0.43%    (6.64)% to  (7.30)%
   2017................................. 0.00% to 0.70% 179,340  41.01 to  29.03  5,683   0.77%     21.59% to   20.74%
   2016................................. 0.00% to 0.70% 196,904  33.73 to  24.05  5,174   0.61%      7.73% to    6.98%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)  UNITS     UNIT VALUE     000S  RATIO (2)   TOTAL RETURN (3)
                                   -------------- ------- ---------------- ------ ---------- -------------------
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2020........................... 0.00% to 0.70%   4,769  63.80 to  56.35    271   0.05%     33.34% to   32.41%
   2019........................... 0.00% to 0.70%   4,556  47.84 to  42.55    201   0.39%     29.82% to   28.91%
   2018........................... 0.00% to 0.70%   4,822  36.85 to  33.01    164   0.34%    (5.17)% to  (5.84)%
   2017........................... 0.00% to 0.70%   5,020  38.86 to  35.06    181   0.53%     23.50% to   22.64%
   2016........................... 0.00% to 0.70%   8,883  31.47 to  28.58    261   0.72%      2.66% to    1.94%
 VIP Equity-Income Portfolio --
   Initial Class
   2020........................... 0.70% to 1.30%  79,817 147.81 to 104.75 10,068   1.78%      5.95% to    5.31%
   2019........................... 0.70% to 1.30%  90,772 139.51 to  99.47 10,772   1.99%     26.55% to   25.79%
   2018........................... 0.70% to 1.30%  99,723 110.24 to  79.08  9,414   2.14%    (8.94)% to  (9.49)%
   2017........................... 0.70% to 1.30% 118,945 121.06 to  87.37 12,186   1.66%     12.11% to   11.44%
   2016........................... 0.70% to 1.30% 135,236 107.99 to  78.40 12,331   2.29%     17.19% to   16.49%
 VIP Equity(Income Portfolio --
   Service Class 2
   2020........................... 0.00% to 0.70%  70,537  35.39 to  28.76  2,208   2.07%      6.44% to    5.69%
   2019........................... 0.00% to 0.70%  78,147  33.25 to  27.21  2,310   1.79%     27.11% to   26.22%
   2018........................... 0.00% to 0.70%  86,051  26.16 to  21.56  2,012   1.99%    (8.54)% to  (9.18)%
   2017........................... 0.00% to 0.70%  97,173  28.60 to  23.74  2,482   1.50%     12.65% to   11.86%
   2016........................... 0.00% to 0.70% 107,986  25.39 to  21.22  2,459   2.15%     17.71% to   16.88%
 VIP Growth & Income Portfolio --
   Initial Class
   2020........................... 0.70% to 1.30%  31,927  50.27 to  43.59  1,584   2.06%      7.09% to    6.45%
   2019........................... 0.70% to 1.30%  35,354  46.94 to  40.95  1,629   3.58%     29.14% to   28.37%
   2018........................... 0.70% to 1.30%  37,657  36.35 to  31.90  1,339   0.35%    (9.62)% to (10.17)%
   2017........................... 0.70% to 1.30%  39,792  40.22 to  35.51  1,563   1.26%     16.08% to   15.39%
   2016........................... 0.70% to 1.30%  44,371  34.65 to  30.77  1,503   1.72%     15.27% to   14.58%
 VIP Growth & Income Portfolio --
   Service Class 2
   2020........................... 0.00% to 0.70%  40,607  38.54 to  27.39  1,254   1.95%      7.59% to    6.84%
   2019........................... 0.00% to 0.70%  45,710  35.82 to  25.64  1,323   3.47%     29.68% to   28.77%
   2018........................... 0.00% to 0.70%  54,529  27.62 to  19.91  1,222   0.18%    (9.19)% to  (9.83)%
   2017........................... 0.00% to 0.70%  52,353  30.42 to  22.08  1,294   1.11%     16.61% to   15.80%
   2016........................... 0.00% to 0.70%  51,503  26.08 to  19.07  1,084   1.58%     15.81% to   15.00%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2020........................... 0.70% to 1.30%  24,509  87.15 to  75.56  2,044   0.01%     67.47% to   66.47%
   2019........................... 0.70% to 1.30%  24,497  52.04 to  45.39  1,233   0.15%     39.85% to   39.01%
   2018........................... 0.70% to 1.30%  26,322  37.21 to  32.65    942   0.12%     11.67% to   10.99%
   2017........................... 0.70% to 1.30%  28,243  33.32 to  29.42    903   0.30%     33.57% to   32.77%
   2016........................... 0.70% to 1.30%  28,662  24.95 to  22.16    692   0.32%    (0.37)% to  (0.96)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)  UNITS     UNIT VALUE     000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- ------- ---------------- ------ ---------- --------------------
 VIP Growth Portfolio -- Initial
   Class
   2020............................ 0.70% to 1.30%  74,178 292.39 to 198.72 18,501   0.08%      42.88% to   42.02%
   2019............................ 0.70% to 1.30%  86,801 204.64 to 139.92 14,977   0.26%      33.37% to   32.57%
   2018............................ 0.70% to 1.30%  93,748 153.43 to 105.54 12,110   0.24%     (0.87)% to  (1.47)%
   2017............................ 0.70% to 1.30% 104,158 154.78 to 107.12 13,572   0.22%      34.19% to   33.39%
   2016............................ 0.70% to 1.30% 108,811 115.34 to  80.30 10,642   0.04%       0.10% to  (0.51)%
 VIP Growth Portfolio -- Service
   Class 2
   2020............................ 0.00% to 0.70%  94,748  57.28 to  33.89  3,473   0.05%      43.55% to   42.54%
   2019............................ 0.00% to 0.70% 146,460  39.91 to  23.78  3,667   0.05%      33.98% to   33.04%
   2018............................ 0.00% to 0.70% 153,357  29.79 to  17.87  2,894   0.04%     (0.43)% to  (1.13)%
   2017............................ 0.00% to 0.70% 159,547  29.91 to  18.08  3,042   0.08%      34.81% to   33.87%
   2016............................ 0.00% to 0.70% 164,713  22.19 to  13.50  2,374   0.00%       0.55% to  (0.15)%
 VIP Mid Cap Portfolio -- Service
   Class 2
   2020............................ 0.00% to 1.30%  94,275  63.27 to  55.85  5,293   0.36%      17.87% to   16.34%
   2019............................ 0.00% to 1.30% 102,535  53.68 to  48.01  4,938   0.67%      23.17% to   21.58%
   2018............................ 0.00% to 1.30% 111,947  43.58 to  39.49  4,412   0.40%    (14.77)% to (15.88)%
   2017............................ 0.00% to 1.30% 121,748  51.13 to  46.94  5,660   0.49%      20.54% to   18.98%
   2016............................ 0.00% to 1.30% 134,234  42.42 to  39.45  5,232   0.32%      11.92% to   10.47%
 VIP Overseas Portfolio -- Initial
   Class
   2020............................ 0.70% to 1.30%  52,936  69.89 to  47.42  3,198   0.44%      14.80% to   14.11%
   2019............................ 0.70% to 1.30%  58,115  60.88 to  41.56  3,010   1.75%      26.87% to   26.11%
   2018............................ 0.70% to 1.30%  61,141  47.99 to  32.95  2,479   1.46%    (15.41)% to (15.92)%
   2017............................ 0.70% to 1.30%  73,422  56.73 to  39.19  3,443   1.42%      29.38% to   28.60%
   2016............................ 0.70% to 1.30%  77,079  43.85 to  30.48  2,808   1.45%     (5.73)% to  (6.29)%
 VIP Value Strategies Portfolio --
   Service Class 2
   2020............................ 0.00% to 0.70%  13,955  33.29 to  29.61    453   1.05%       8.02% to    7.26%
   2019............................ 0.00% to 0.70%  13,960  30.82 to  27.60    421   1.42%      34.10% to   33.16%
   2018............................ 0.00% to 0.70%  14,220  22.98 to  20.73    322   0.72%    (17.50)% to (18.08)%
   2017............................ 0.00% to 0.70%  14,705  27.85 to  25.30    404   1.32%      19.08% to   18.25%
   2016............................ 0.00% to 0.70%  10,712  23.39 to  21.40    246   0.92%       9.27% to    8.51%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income VIP Fund --
   Class 2 Shares
   2020............................ 0.00% to 0.70%  52,265  24.76 to  22.18  1,286   5.89%       0.69% to  (0.01)%
   2019............................ 0.00% to 0.70%  58,535  24.59 to  22.18  1,428   5.24%      16.06% to   15.25%
   2018............................ 0.00% to 0.70%  65,577  21.19 to  19.25  1,378   4.79%     (4.30)% to  (4.98)%
   2017............................ 0.00% to 0.70%  70,687  22.14 to  20.26  1,554   4.17%       9.67% to    8.91%
   2016............................ 0.00% to 0.70%  74,867  20.19 to  18.60  1,502   4.97%      14.02% to   13.22%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                   EXPENSE AS A                             NET   INVESTMENT
                                   % OF AVERAGE                            ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE     000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- --------------- ------ ---------- --------------------
 Franklin Mutual Shares VIP Fund
   -- Class 2 Shares
   2020.......................... 0.00% to 0.70%    21,904 19.76 to  17.83    425   2.88%     (5.04)% to  (5.71)%
   2019.......................... 0.00% to 0.70%    22,177 20.81 to  18.91    454   1.75%      22.57% to   21.71%
   2018.......................... 0.00% to 0.70%    26,828 16.98 to  15.53    450   2.45%     (9.07)% to  (9.71)%
   2017.......................... 0.00% to 0.70%    31,114 18.67 to  17.20    575   2.26%       8.35% to    7.59%
   2016.......................... 0.00% to 0.70%    32,030 17.23 to  15.99    547   2.01%      16.06% to   15.25%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2020.......................... 0.70% to 1.30%    36,223 16.53 to  15.01    587   3.60%     (1.61)% to  (2.20)%
   2019.......................... 0.70% to 1.30%    39,442 16.81 to  15.35    646   1.95%      12.05% to   11.37%
   2018.......................... 0.70% to 1.30%    43,517 15.00 to  13.78    634   2.97%    (15.87)% to (16.37)%
   2017.......................... 0.70% to 1.30%    46,061 17.83 to  16.48    797   3.01%      16.20% to   15.51%
   2016.......................... 0.70% to 1.30%    49,742 15.34 to  14.27    744   2.19%       6.74% to    6.10%
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2020.......................... 0.70% to 1.30%    58,111 19.24 to  17.46  1,057   8.41%     (5.74)% to  (6.31)%
   2019.......................... 0.70% to 1.30%    56,658 20.41 to  18.64  1,096   6.94%       1.54% to    0.93%
   2018.......................... 0.70% to 1.30%    63,000 20.10 to  18.47  1,210   0.00%       1.49% to    0.88%
   2017.......................... 0.70% to 1.30%    60,875 19.80 to  18.31  1,154   0.00%       1.44% to    0.83%
   2016.......................... 0.70% to 1.30%    63,156 19.52 to  18.15  1,185   0.00%       2.49% to    1.87%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2020.......................... 0.00% to 0.70%    11,217 16.74 to  15.10    186   3.03%       5.80% to    5.06%
   2019.......................... 0.00% to 0.70%    12,113 15.82 to  14.37    189   2.44%      15.15% to   14.35%
   2018.......................... 0.00% to 0.70%    17,564 13.74 to  12.57    239   2.01%    (14.85)% to (15.45)%
   2017.......................... 0.00% to 0.70%    22,008 16.14 to  14.87    353   1.64%      18.50% to   17.67%
   2016.......................... 0.00% to 0.70%    22,628 13.62 to  12.63    307   2.01%       9.62% to    8.85%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Government
   Money Market Fund --
   Service Shares
   2020.......................... 0.00% to 1.30%   943,593 10.42 to   9.34  9,293   0.25%       0.27% to  (1.03)%
   2019.......................... 0.00% to 1.30%   908,032 10.40 to   9.44  8,973   1.85%       1.86% to    0.54%
   2018.......................... 0.00% to 1.30% 1,035,199 10.21 to   9.39 10,091   1.47%       1.48% to    0.16%
   2017.......................... 0.00% to 1.30% 1,101,065 10.06 to   9.37 10,675   0.50%       0.51% to  (0.79)%
   2016.......................... 0.00% to 1.30% 1,245,750 10.01 to   9.45 12,047   0.04%       0.04% to  (1.26)%
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2020.......................... 0.70% to 1.30%    36,237 23.69 to  20.67    822   1.42%       3.25% to    2.63%
   2019.......................... 0.70% to 1.30%    42,370 22.95 to  20.14    937   1.50%      25.05% to   24.29%
   2018.......................... 0.70% to 1.30%    44,900 18.35 to  16.20    794   1.25%     (9.10)% to  (9.65)%
   2017.......................... 0.70% to 1.30%    50,149 20.19 to  17.93    971   1.60%       9.09% to    8.44%
   2016.......................... 0.70% to 1.30%    56,093 18.51 to  16.54  1,002   2.25%      10.80% to   10.14%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)  UNITS     UNIT VALUE     000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- ---------------- ------ ---------- --------------------
 Goldman Sachs Mid Cap Value
   Fund -- Institutional Shares
   2020.............................. 0.00% to 1.30%  71,998  35.33 to  49.89  3,812   0.63%       8.40% to    6.99%
   2019.............................. 0.00% to 1.30%  76,839  32.59 to  46.63  3,782   0.77%      31.53% to   29.82%
   2018.............................. 0.00% to 1.30%  85,677  24.78 to  35.92  3,231   1.25%    (10.46)% to (11.63)%
   2017.............................. 0.00% to 1.30% 106,758  27.68 to  40.64  4,542   0.73%      11.07% to    9.63%
   2016.............................. 0.00% to 1.30% 113,203  24.92 to  37.07  4,386   1.33%      13.53% to   12.06%
Janus Aspen Series
 Janus Henderson Balanced
   Portfolio -- Institutional Shares
   2020.............................. 0.70% to 1.30%  86,565  93.40 to  80.21  7,547   2.41%      13.51% to   12.83%
   2019.............................. 0.70% to 1.30%  92,884  82.28 to  71.10  7,116   1.87%      21.73% to   21.00%
   2018.............................. 0.70% to 1.30% 104,812  67.59 to  58.76  6,643   2.16%     (0.03)% to  (0.63)%
   2017.............................. 0.70% to 1.30% 117,445  67.61 to  59.13  7,424   1.61%      17.60% to   16.90%
   2016.............................. 0.70% to 1.30% 128,300  57.49 to  50.58  6,909   2.20%       3.87% to    3.25%
 Janus Henderson Balanced
   Portfolio -- Service Shares
   2020.............................. 0.00% to 0.70%  87,979  45.25 to  35.67  3,336   2.06%      14.03% to   13.23%
   2019.............................. 0.00% to 0.70% 107,632  39.69 to  31.51  3,566   1.64%      22.27% to   21.42%
   2018.............................. 0.00% to 0.70% 118,491  32.46 to  25.95  3,257   1.78%       0.43% to  (0.28)%
   2017.............................. 0.00% to 0.70% 125,147  32.32 to  26.02  3,449   1.38%      18.13% to   17.31%
   2016.............................. 0.00% to 0.70% 139,707  27.36 to  22.18  3,294   1.94%       4.32% to    3.59%
 Janus Henderson Enterprise
   Portfolio -- Institutional Shares
   2020.............................. 0.70% to 1.30%  78,870 143.10 to 121.75 10,885   0.11%      18.64% to   17.92%
   2019.............................. 0.70% to 1.30%  83,234 120.62 to 103.25  9,691   0.20%      34.54% to   33.73%
   2018.............................. 0.70% to 1.30%  88,444  89.66 to  77.20  7,654   0.26%     (1.12)% to  (1.71)%
   2017.............................. 0.70% to 1.30%  93,675  90.67 to  78.55  8,213   0.62%      26.53% to   25.77%
   2016.............................. 0.70% to 1.30%  97,946  71.66 to  62.45  6,804   0.15%      11.58% to   10.91%
 Janus Henderson Enterprise
   Portfolio -- Service Shares
   2020.............................. 0.00% to 0.70%  43,450  84.11 to  26.62  1,367   0.04%      19.18% to   18.35%
   2019.............................. 0.00% to 0.70%  47,018  70.57 to  22.50  1,248   0.05%      35.16% to   34.21%
   2018.............................. 0.00% to 0.70%  48,154  52.21 to  16.76    948   0.14%     (0.66)% to  (1.36)%
   2017.............................. 0.00% to 0.70%  53,243  52.56 to  16.99  1,073   0.53%      27.09% to   26.20%
   2016.............................. 0.00% to 0.70%  53,685  41.36 to  13.47    846   0.03%      12.10% to   11.32%
 Janus Henderson Flexible Bond
   Portfolio -- Institutional Shares
   2020.............................. 0.70% to 1.30%  54,029  38.02 to  32.65  1,901   2.89%       9.71% to    9.05%
   2019.............................. 0.70% to 1.30%  56,696  34.66 to  29.95  1,816   3.34%       8.80% to    8.15%
   2018.............................. 0.70% to 1.30%  59,361  31.85 to  27.69  1,755   3.14%     (1.70)% to  (2.29)%
   2017.............................. 0.70% to 1.30%  62,020  32.40 to  28.34  1,873   2.94%       2.90% to    2.28%
   2016.............................. 0.70% to 1.30%  64,509  31.49 to  27.71  1,887   2.88%       1.75% to    1.14%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)  UNITS     UNIT VALUE     000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- ---------------- ------ ---------- --------------------
 Janus Henderson Forty Portfolio --
   Institutional Shares
   2020.............................. 0.70% to 1.30%  50,903 154.54 to 133.99 7,447    0.71%      38.42% to   37.59%
   2019.............................. 0.70% to 1.30%  53,945 111.64 to  97.39 5,716    0.15%      36.20% to   35.38%
   2018.............................. 0.70% to 1.30%  58,540  81.97 to  71.93 4,549    1.15%       1.27% to    0.65%
   2017.............................. 0.70% to 1.30%  60,562  80.95 to  71.47 4,656    0.00%      29.41% to   28.63%
   2016.............................. 0.70% to 1.30%  66,308  62.55 to  55.56 3,956    0.00%       1.48% to    0.87%
 Janus Henderson Forty Portfolio --
   Service Shares
   2020.............................. 0.00% to 0.70%  36,943  86.39 to  45.53 1,865    0.63%      39.03% to   38.06%
   2019.............................. 0.00% to 0.70%  42,274  62.14 to  32.98 1,564    0.02%      36.85% to   35.89%
   2018.............................. 0.00% to 0.70%  47,708  45.41 to  24.27 1,320    1.22%       1.72% to    1.00%
   2017.............................. 0.00% to 0.70%  49,394  44.64 to  24.03 1,336    0.00%      29.99% to   29.09%
   2016.............................. 0.00% to 0.70%  52,660  34.34 to  18.61 1,097    0.00%       1.94% to    1.23%
 Janus Henderson Global Research
   Portfolio -- Institutional Shares
   2020.............................. 0.70% to 1.30%  89,033  69.02 to  58.72 5,938    0.82%      19.22% to   18.50%
   2019.............................. 0.70% to 1.30%  94,840  57.90 to  49.56 5,312    1.00%      28.14% to   27.37%
   2018.............................. 0.70% to 1.30% 103,635  45.18 to  38.91 4,512    1.13%     (7.52)% to  (8.08)%
   2017.............................. 0.70% to 1.30% 108,886  48.86 to  42.33 5,127    0.82%      26.14% to   25.39%
   2016.............................. 0.70% to 1.30% 117,391  38.73 to  33.76 4,382    1.08%       1.35% to    0.74%
 Janus Henderson Global Research
   Portfolio -- Service Shares
   2020.............................. 0.00% to 0.70%  32,257  31.77 to  17.06   612    0.64%      19.76% to   18.92%
   2019.............................. 0.00% to 0.70%  35,696  26.53 to  14.35   562    0.86%      28.71% to   27.81%
   2018.............................. 0.00% to 0.70%  37,334  20.61 to  11.23   457    0.98%     (7.08)% to  (7.74)%
   2017.............................. 0.00% to 0.70%  38,005  22.18 to  12.17   502    0.69%      26.68% to   25.80%
   2016.............................. 0.00% to 0.70%  41,102  17.51 to   9.67   431    0.95%       1.82% to    1.11%
 Janus Henderson Global
   Technology and Innovation
   Portfolio -- Service Shares
   2020.............................. 0.00% to 1.30%  60,381  42.47 to  28.06 1,916    0.00%      50.73% to   48.77%
   2019.............................. 0.00% to 1.30%  62,720  28.18 to  18.86 1,328    0.41%      44.82% to   42.94%
   2018.............................. 0.00% to 1.30%  62,598  19.46 to  13.19   921    1.09%       0.91% to  (0.41)%
   2017.............................. 0.00% to 1.30%  68,315  19.28 to  13.25 1,020    0.43%      44.91% to   43.04%
   2016.............................. 0.00% to 1.30%  65,543  13.30 to   9.26   668    0.10%      13.85% to   12.38%
 Janus Henderson Overseas
   Portfolio -- Institutional Shares
   2020.............................. 0.70% to 1.30%  64,896  56.88 to  49.02 3,472    1.35%      15.48% to   14.78%
   2019.............................. 0.70% to 1.30%  66,107  49.25 to  42.70 3,069    1.92%      26.13% to   25.37%
   2018.............................. 0.70% to 1.30%  69,852  39.05 to  34.06 2,569    1.75%    (15.54)% to (16.05)%
   2017.............................. 0.70% to 1.30%  71,129  46.23 to  40.57 3,104    1.65%      30.20% to   29.42%
   2016.............................. 0.70% to 1.30%  75,841  35.51 to  31.35 2,546    4.64%     (7.11)% to  (7.67)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                      EXPENSE AS A                           NET   INVESTMENT
                                      % OF AVERAGE                          ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE     000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- ------- --------------- ------ ---------- --------------------
 Janus Henderson Overseas Portfolio
   -- Service Shares
   2020............................. 0.00% to 0.70%   8,080 23.54 to  19.40   174    1.22%      16.02% to   15.21%
   2019............................. 0.00% to 0.70%   8,373 20.29 to  16.84   155    1.88%      26.71% to   25.82%
   2018............................. 0.00% to 0.70%  12,698 16.01 to  13.38   192    1.61%    (15.14)% to (15.73)%
   2017............................. 0.00% to 0.70%  14,405 18.87 to  15.88   258    1.57%      30.80% to   29.89%
   2016............................. 0.00% to 0.70%  17,170 22.49 to  12.22   237    4.81%     (6.71)% to  (7.36)%
 Janus Henderson Research Portfolio
   -- Institutional Shares
   2020............................. 0.70% to 1.30%  87,909 96.95 to  82.49 8,081    0.54%      32.02% to   31.23%
   2019............................. 0.70% to 1.30%  93,071 73.44 to  62.86 6,499    0.46%      34.57% to   33.76%
   2018............................. 0.70% to 1.30% 100,727 54.57 to  46.99 5,250    0.54%     (3.26)% to  (3.85)%
   2017............................. 0.70% to 1.30% 108,129 56.41 to  48.87 5,828    0.39%      26.99% to   26.23%
   2016............................. 0.70% to 1.30% 116,701 44.42 to  38.72 4,959    0.54%     (0.20)% to  (0.80)%
 Janus Henderson Research Portfolio
   -- Service Shares
   2020............................. 0.00% to 0.70%  15,603 50.97 to  25.78   432    0.36%      32.58% to   31.65%
   2019............................. 0.00% to 0.70%  15,645 38.45 to  19.58   329    0.31%      35.22% to   34.28%
   2018............................. 0.00% to 0.70%  18,316 28.43 to  14.59   288    0.36%     (2.84)% to  (3.52)%
   2017............................. 0.00% to 0.70%  19,248 29.26 to  15.12   312    0.24%      27.55% to   26.66%
   2016............................. 0.00% to 0.70%  22,791 22.94 to  11.94   289    0.38%       0.27% to  (0.43)%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2020............................. 0.00% to 0.70%   7,120 55.26 to  48.81   380    0.58%      17.73% to   16.90%
   2019............................. 0.00% to 0.70%   7,426 46.94 to  41.75   336    0.76%      24.75% to   23.87%
   2018............................. 0.00% to 0.70%   8,420 37.63 to  33.70   307    0.36%     (8.57)% to  (9.21)%
   2017............................. 0.00% to 0.70%   9,372 41.15 to  37.12   374    0.25%      15.99% to   15.18%
   2016............................. 0.00% to 0.70%  10,857 35.48 to  32.23   376    0.42%       0.94% to    0.23%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2020............................. 0.70% to 1.30%  28,148 25.67 to  23.64   699    1.40%       6.92% to    6.27%
   2019............................. 0.70% to 1.30%  38,951 24.01 to  22.25   893    1.86%      30.67% to   29.88%
   2018............................. 0.70% to 1.30%  20,954 18.38 to  17.13   374    1.61%     (5.53)% to  (6.10)%
   2017............................. 0.70% to 1.30%  21,533 19.45 to  18.24   407    1.45%      18.34% to   17.63%
   2016............................. 0.70% to 1.30%  22,973 16.44 to  15.51   367    1.39%      14.18% to   13.50%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2020............................. 0.70% to 0.70%   2,497 25.19 to  25.19    63    1.16%       6.74% to    6.74%
   2019............................. 0.70% to 0.70%   2,528 23.60 to  23.60    60    1.36%      30.49% to   30.49%
   2018............................. 0.70% to 0.70%   2,563 18.09 to  18.09    46    1.42%     (5.66)% to  (5.66)%
   2017............................. 0.70% to 0.70%   2,601 19.17 to  19.17    50    1.32%      18.18% to   18.18%
   2016............................. 0.70% to 0.70%   3,375 16.22 to  16.22    55    1.58%      13.98% to   13.98%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1) UNITS    UNIT VALUE     000S  RATIO (2)   TOTAL RETURN (3)
                                        -------------- ------ --------------- ------ ---------- -------------------
 ClearBridge Variable Large Cap Value
   Portfolio -- Class I
   2020................................ 0.00% to 1.30% 18,826 15.47 to  40.85   767    1.38%      5.25% to    3.88%
   2019................................ 0.00% to 1.30% 26,650 14.70 to  39.32   885    1.69%     28.88% to   27.21%
   2018................................ 0.00% to 1.30% 32,412 11.41 to  30.91   874    1.47%    (8.87)% to (10.06)%
   2017................................ 0.00% to 1.30% 35,058 12.52 to  34.37 1,023    1.40%     14.84% to   13.35%
   2016................................ 0.00% to 1.30% 36,461 10.90 to  30.32   936    1.44%     13.00% to   11.54%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
   Service Class Shares
   2020................................ 0.00% to 0.70% 10,445 44.28 to  29.75   376    0.43%     13.60% to   12.80%
   2019................................ 0.00% to 0.70% 13,472 38.98 to  26.38   438    0.45%     31.25% to   30.33%
   2018................................ 0.00% to 0.70% 16,989 29.70 to  20.24   416    0.45%    (5.71)% to  (6.37)%
   2017................................ 0.00% to 0.70% 18,832 31.49 to  21.62   485    0.55%     23.03% to   22.17%
   2016................................ 0.00% to 0.70% 18,654 25.60 to  17.69   388    0.59%      8.32% to    7.56%
 MFS(R) New Discovery Series --
   Service Class Shares
   2020................................ 0.00% to 1.30% 27,154 64.68 to  67.71 1,453    0.00%     45.58% to   43.69%
   2019................................ 0.00% to 1.30% 28,307 44.43 to  47.12 1,040    0.00%     41.27% to   39.44%
   2018................................ 0.00% to 1.30% 34,025 31.45 to  33.79   880    0.00%    (1.72)% to  (3.00)%
   2017................................ 0.00% to 1.30% 42,263 32.00 to  34.84 1,094    0.00%     26.33% to   24.70%
   2016................................ 0.00% to 1.30% 41,898 25.33 to  27.94   870    0.00%      8.80% to    7.39%
 MFS(R) Total Return Series -- Service
   Class Shares
   2020................................ 0.00% to 0.70% 35,727 26.37 to  23.62   933    2.07%      9.52% to    8.75%
   2019................................ 0.00% to 0.70% 35,958 24.08 to  21.72   858    2.14%     20.12% to   19.28%
   2018................................ 0.00% to 0.70% 36,399 20.05 to  18.21   724    1.98%    (5.87)% to  (6.53)%
   2017................................ 0.00% to 0.70% 37,804 21.30 to  19.48   799    2.15%     12.02% to   11.24%
   2016................................ 0.00% to 0.70% 39,731 19.01 to  17.52   751    2.71%      8.81% to    8.05%
 MFS(R) Utilities Series -- Service
   Class Shares
   2020................................ 0.00% to 0.70% 47,130 66.03 to  37.24 1,900    2.20%      5.62% to    4.88%
   2019................................ 0.00% to 0.70% 47,651 62.51 to  35.51 1,834    3.76%     24.80% to   23.93%
   2018................................ 0.00% to 0.70% 54,162 50.09 to  28.65 1,691    0.85%      0.81% to    0.10%
   2017................................ 0.00% to 0.70% 57,857 49.69 to  28.62 1,797    4.16%     14.49% to   13.69%
   2016................................ 0.00% to 0.70% 68,091 43.40 to  25.18 1,858    3.67%     11.24% to   10.46%
MFS(R) Variable Insurance Trust II
 MFS(R) Massachusetts Investors Growth
   Stock Portfolio -- Service
   Class Shares
   2020................................ 0.00% to 0.70% 46,028 22.88 to  21.97 1,036    0.22%     22.20% to   21.34%
   2019................................ 0.00% to 0.70% 47,725 18.72 to  18.11   881    0.34%     39.58% to   38.61%
   2018................................ 0.00% to 0.70% 56,863 13.41 to  13.06   755    0.34%      0.58% to  (0.13)%
   2017................................ 0.00% to 0.70% 63,089 13.34 to  13.08   835    0.42%     28.10% to   27.21%
   2016................................ 0.00% to 0.70% 64,218 10.41 to  10.28   666    0.38%      5.84% to    5.10%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                      EXPENSE AS A                           NET   INVESTMENT
                                      % OF AVERAGE                          ASSETS   INCOME
                                     NET ASSETS (1)  UNITS    UNIT VALUE     000S  RATIO (2)   TOTAL RETURN (3)
                                     -------------- ------- --------------- ------ ---------- -------------------
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2020............................. 0.00% to 0.70%  14,211 21.41 to  19.18   299    4.87%      7.91% to    7.15%
   2019............................. 0.00% to 0.70%  14,357 19.84 to  17.90   280    2.83%     11.74% to   10.96%
   2018............................. 0.00% to 0.70%  14,601 17.76 to  16.13   255    3.09%    (5.45)% to  (6.11)%
   2017............................. 0.00% to 0.70%  14,187 18.78 to  17.18   264    4.64%     13.38% to   12.59%
   2016............................. 0.00% to 0.70%  13,376 16.56 to  15.26   220    2.51%     12.90% to   12.11%
 High Yield Portfolio --
   Administrative Class Shares
   2020............................. 0.00% to 0.70%  46,842 35.24 to  30.06 1,550    4.87%      5.74% to    5.00%
   2019............................. 0.00% to 0.70%  53,328 33.32 to  28.63 1,670    4.95%     14.72% to   13.92%
   2018............................. 0.00% to 0.70%  59,341 29.05 to  25.13 1,630    5.09%    (2.65)% to  (3.33)%
   2017............................. 0.00% to 0.70%  64,077 29.84 to  26.00 1,811    4.87%      6.61% to    5.86%
   2016............................. 0.00% to 0.70%  70,184 27.99 to  24.56 1,864    5.22%     12.44% to   11.66%
 International Bond Portfolio (U.S.
   Dollar Hedged) -- Administrative
   Class Shares
   2020............................. 0.00% to 0.70%   6,839 29.73 to  25.77   187    6.10%      5.56% to    4.82%
   2019............................. 0.00% to 0.70%   7,970 28.16 to  24.58   205    1.77%      7.01% to    6.26%
   2018............................. 0.00% to 0.70%   9,765 26.32 to  23.14   236    1.31%      2.12% to    1.40%
   2017............................. 0.00% to 0.70%  10,575 25.77 to  22.82   253    5.25%      2.76% to    2.05%
   2016............................. 0.00% to 0.70%   9,184 25.08 to  22.36   217    1.45%      6.48% to    5.73%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2020............................. 0.00% to 0.70%  49,412 43.35 to  38.49 2,036    1.67%     17.39% to   16.57%
   2019............................. 0.00% to 0.70%  49,181 36.93 to  33.02 1,740    2.07%     13.32% to   12.53%
   2018............................. 0.00% to 0.70%  53,824 32.59 to  29.35 1,687    2.40%    (2.38)% to  (3.07)%
   2017............................. 0.00% to 0.70%  62,012 33.38 to  30.27 2,002    2.17%      8.95% to    8.19%
   2016............................. 0.00% to 0.70%  70,806 30.64 to  27.98 2,099    1.97%      0.67% to  (0.03)%
 Low Duration Portfolio --
   Administrative Class Shares
   2020............................. 0.00% to 0.70%  40,929 15.99 to  14.32   617    1.04%      2.99% to    2.27%
   2019............................. 0.00% to 0.70%  42,860 15.52 to  14.00   629    2.77%      4.03% to    3.30%
   2018............................. 0.00% to 0.70%  44,416 14.92 to  13.55   629    1.91%      0.34% to  (0.36)%
   2017............................. 0.00% to 0.70%  46,323 14.87 to  13.60   655    1.35%      1.35% to    0.64%
   2016............................. 0.00% to 0.70%  57,854 14.67 to  13.52   811    1.50%      1.41% to    0.70%
 Total Return Portfolio --
   Administrative Class Shares
   2020............................. 0.00% to 1.30% 255,827 29.54 to  18.66 6,671    2.14%      8.65% to    7.24%
   2019............................. 0.00% to 1.30% 268,921 27.19 to  17.41 6,546    3.01%      8.36% to    6.95%
   2018............................. 0.00% to 1.30% 291,500 25.09 to  16.27 6,591    2.54%    (0.53)% to  (1.83)%
   2017............................. 0.00% to 1.30% 330,969 25.23 to  16.58 7,468    2.02%      4.91% to    3.56%
   2016............................. 0.00% to 1.30% 353,755 24.04 to  16.01 7,679    2.09%      2.68% to    1.35%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                         EXPENSE AS A                           NET   INVESTMENT
                                         % OF AVERAGE                          ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE     000S  RATIO (2)   TOTAL RETURN (3)
                                        -------------- ------- --------------- ------ ---------- -------------------
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2020................................ 0.00% to 0.70%  21,325 76.58 to  25.88    647   0.29%     44.96% to   43.94%
   2019................................ 0.00% to 0.70%  22,674 52.83 to  17.98    515   0.13%     36.86% to   35.90%
   2018................................ 0.00% to 0.70%  25,869 38.60 to  13.23    438   0.00%    (1.81)% to  (2.50)%
   2017................................ 0.00% to 0.70%  29,195 39.31 to  13.57    498   0.00%     31.12% to   30.21%
   2016................................ 0.00% to 0.70%  52,378 29.98 to  10.42    687   0.00%      5.98% to    5.24%
State Street Variable Insurance Series
  Funds, Inc.
 Income V.I.S. Fund -- Class 1
   Shares
   2020................................ 0.00% to 1.30%  82,059 20.19 to  19.37  1,712   2.43%      7.03% to    5.64%
   2019................................ 0.00% to 1.30%  83,895 18.86 to  18.33  1,646   0.20%      8.62% to    7.21%
   2018................................ 0.00% to 1.30%  91,968 17.37 to  17.10  1,671   2.16%    (1.42)% to  (2.71)%
   2017................................ 0.00% to 1.30% 101,632 17.62 to  17.58  1,886   2.08%      3.25% to    1.91%
   2016................................ 0.00% to 1.30% 107,161 17.06 to  17.25  1,937   1.74%      2.98% to    1.65%
 Premier Growth Equity V.I.S. Fund
   -- Class 1 Shares
   2020................................ 0.00% to 1.30%  81,822 58.28 to  43.38  4,040   0.03%     33.61% to   31.88%
   2019................................ 0.00% to 1.30%  86,184 43.62 to  32.90  3,202   0.00%     37.33% to   35.55%
   2018................................ 0.00% to 1.30%  94,082 31.76 to  24.27  2,557   0.14%    (2.66)% to  (3.93)%
   2017................................ 0.00% to 1.30% 100,576 32.63 to  25.26  2,823   0.32%     28.34% to   26.68%
   2016................................ 0.00% to 1.30% 112,824 25.42 to  19.94  2,480   0.50%      2.47% to    1.14%
 Real Estate Securities V.I.S. Fund --
   Class 1 Shares
   2020................................ 0.00% to 1.30%  44,042 55.38 to  98.65  3,929   0.51%    (5.23)% to  (6.46)%
   2019................................ 0.00% to 1.30%  48,053 58.43 to 105.47  4,545   1.34%     26.15% to   24.52%
   2018................................ 0.00% to 1.30%  53,267 46.32 to  84.71  3,991   2.48%    (5.71)% to  (6.94)%
   2017................................ 0.00% to 1.30%  59,127 49.13 to  91.02  4,777   1.65%      5.84% to    4.47%
   2016................................ 0.00% to 1.30%  64,955 46.42 to  87.13  5,007   2.25%      8.00% to    6.60%
 S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares
   2020................................ 0.00% to 1.30% 268,626 47.31 to 139.93 30,915   1.74%     17.92% to   16.39%
   2019................................ 0.00% to 1.30% 291,850 40.12 to 120.22 28,410   1.34%     31.05% to   29.35%
   2018................................ 0.00% to 1.30% 324,380 30.62 to  92.95 23,722   1.69%    (4.73)% to  (5.97)%
   2017................................ 0.00% to 1.30% 347,003 32.14 to  98.85 26,896   1.79%     21.50% to   19.93%
   2016................................ 0.00% to 1.30% 409,250 26.45 to  82.42 25,059   1.93%     11.61% to   10.17%
 Small-Cap Equity V.I.S. Fund --
   Class 1 Shares
   2020................................ 0.00% to 1.30%  68,612 60.47 to  45.86  3,644   0.00%     14.53% to   13.04%
   2019................................ 0.00% to 1.30%  74,505 52.80 to  40.57  3,452   0.00%     26.12% to   24.49%
   2018................................ 0.00% to 1.30%  79,342 41.86 to  32.59  2,931   0.00%    (9.70)% to (10.88)%
   2017................................ 0.00% to 1.30%  86,674 46.36 to  36.57  3,570   0.00%     12.71% to   11.25%
   2016................................ 0.00% to 1.30%  96,306 41.13 to  32.87  3,543   0.00%     23.77% to   22.16%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                       EXPENSE AS A                           NET   INVESTMENT
                                       % OF AVERAGE                          ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE     000S  RATIO (2)   TOTAL RETURN (3)
                                      -------------- ------- --------------- ------ ---------- -------------------
 Total Return V.I.S. Fund -- Class 1
   Shares
   2020.............................. 0.00% to 1.30% 124,180 28.62 to  70.18 5,000    1.92%      6.44% to    5.06%
   2019.............................. 0.00% to 1.30% 128,245 26.89 to  66.80 4,923    2.36%     15.81% to   14.31%
   2018.............................. 0.00% to 1.30% 134,267 23.22 to  58.44 4,425    2.08%    (6.34)% to  (7.56)%
   2017.............................. 0.00% to 1.30% 153,717 24.79 to  63.22 5,746    1.97%     15.58% to   14.09%
   2016.............................. 0.00% to 1.30% 177,399 21.45 to  55.41 5,609    1.73%      6.34% to    4.97%
 Total Return V.I.S. Fund -- Class 3
   Shares
   2020.............................. 0.00% to 0.70%  29,024 20.17 to  18.20   585    1.61%      6.14% to    5.39%
   2019.............................. 0.00% to 0.70%  29,194 19.01 to  17.27   554    1.76%     15.57% to   14.76%
   2018.............................. 0.00% to 0.70%  41,962 16.45 to  15.05   690    1.91%    (6.61)% to  (7.27)%
   2017.............................. 0.00% to 0.70%  45,800 17.61 to  16.23   806    1.80%     15.26% to   14.46%
   2016.............................. 0.00% to 0.70%  46,606 15.28 to  14.18   712    1.61%      6.08% to    5.34%
 U.S. Equity V.I.S. Fund -- Class 1
   Shares
   2020.............................. 0.00% to 1.30%  46,409 45.42 to  37.97 1,970    0.52%     22.64% to   21.04%
   2019.............................. 0.00% to 1.30%  47,439 37.04 to  31.37 1,652    0.69%     31.77% to   30.06%
   2018.............................. 0.00% to 1.30%  51,200 28.11 to  24.12 1,350    0.86%    (3.40)% to  (4.66)%
   2017.............................. 0.00% to 1.30%  54,312 29.10 to  25.30 1,491    0.77%     19.91% to   18.36%
   2016.............................. 0.00% to 1.30%  59,078 24.26 to  21.37 1,363    1.16%      9.31% to    7.89%
The Alger Portfolios
 Alger Large Cap Growth Portfolio --
   Class I-2 Shares
   2020.............................. 0.70% to 1.30%  60,829 96.61 to  82.97 5,663    0.18%     65.86% to   64.86%
   2019.............................. 0.70% to 1.30%  64,644 58.25 to  50.33 3,641    0.00%     26.54% to   25.78%
   2018.............................. 0.70% to 1.30%  69,675 46.03 to  40.01 3,098    0.00%      1.49% to    0.87%
   2017.............................. 0.70% to 1.30%  74,518 45.36 to  39.66 3,269    0.00%     27.57% to   26.80%
   2016.............................. 0.70% to 1.30%  82,195 35.55 to  31.28 2,829    0.00%    (1.52)% to  (2.11)%
 Alger Small Cap Growth Portfolio --
   Class I-2 Shares
   2020.............................. 0.70% to 1.30%  77,327 64.89 to  55.72 4,816    1.04%     65.98% to   64.98%
   2019.............................. 0.70% to 1.30%  83,335 39.09 to  33.77 3,140    0.00%     28.43% to   27.66%
   2018.............................. 0.70% to 1.30%  90,077 30.44 to  26.46 2,645    0.00%      0.72% to    0.11%
   2017.............................. 0.70% to 1.30% 101,282 30.22 to  26.43 2,956    0.00%     27.83% to   27.07%
   2016.............................. 0.70% to 1.30% 108,888 23.64 to  20.80 2,490    0.00%      5.49% to    4.86%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2020.............................. 0.00% to 0.70%   2,432 71.45 to  63.10   166    0.00%     30.41% to   29.50%
   2019.............................. 0.00% to 0.70%   4,475 54.79 to  48.73   239    0.00%     28.40% to   27.50%
   2018.............................. 0.00% to 0.70%   5,720 42.67 to  38.22   239    0.00%    (5.72)% to  (6.39)%
   2017.............................. 0.00% to 0.70%   5,976 45.26 to  40.83   264    0.00%     29.74% to   28.84%
   2016.............................. 0.00% to 0.70%   6,557 34.88 to  31.69   224    0.00%      1.23% to    0.52%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2020

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1) UNITS    UNIT VALUE     000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------ --------------- ------ ---------- --------------------
 Jennison Portfolio -- Class II Shares
   2020................................ 0.00% to 0.00%  3,885 90.58 to  90.58  352     0.00%      55.57% to   55.57%
   2019................................ 0.00% to 0.00%  3,939 58.23 to  58.23  229     0.00%      32.82% to   32.82%
   2018................................ 0.00% to 0.00%  3,995 43.84 to  43.84  175     0.00%     (1.18)% to  (1.18)%
   2017................................ 0.00% to 0.00%  4,713 44.36 to  44.36  209     0.00%      36.13% to   36.13%
   2016................................ 0.00% to 0.00%  4,808 32.59 to  32.59  157     0.00%     (1.29)% to  (1.29)%
 Natural Resources Portfolio --
   Class II Shares
   2020................................ 0.00% to 0.70% 36,539 17.39 to  15.58  594     0.00%      11.82% to   11.03%
   2019................................ 0.00% to 0.70% 31,777 15.56 to  14.03  470     0.00%      10.25% to    9.48%
   2018................................ 0.00% to 0.70% 31,366 14.11 to  12.82  424     0.00%    (18.42)% to (18.99)%
   2017................................ 0.00% to 0.70% 31,408 17.30 to  15.82  523     0.00%     (0.53)% to  (1.23)%
   2016................................ 0.00% to 0.70% 35,185 17.39 to  16.02  589     0.00%      24.82% to   23.95%
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth Fund
   -- Class 2
   2020................................ 0.00% to 0.70%  5,267 56.57 to  52.56  295     0.00%      43.18% to   42.18%
   2019................................ 0.00% to 0.70%  5,526 39.51 to  36.97  216     0.00%      37.04% to   36.09%
   2018................................ 0.00% to 0.70%  5,444 28.83 to  27.17  155     0.00%       0.28% to  (0.43)%
   2017................................ 0.00% to 0.70%  5,743 28.75 to  27.28  163     0.01%      34.60% to   33.66%
   2016................................ 0.00% to 0.70%  5,993 21.36 to  20.41  126     0.00%       0.52% to  (0.19)%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based policy expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the policy owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2016 to December 31, 2016.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                        Statutory Financial Statements

                 Years Ended December 31, 2020, 2019 and 2018

                  (With Independent Auditors' Report Thereon)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                    Index to Statutory Financial Statements


                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1

Statutory Statements of Admitted Assets, Liabilities and Capital and
  Surplus.................................................................. F-3

Statutory Statements of Summary of Operations.............................. F-5

Statutory Statements of Changes in Capital and Surplus..................... F-6

Statutory Statements of Cash Flow.......................................... F-7

Notes to Statutory Financial Statements.................................... F-9

                         Independent Auditors' Report

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying financial statements of Genworth Life and Annuity Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements.

Management's Responsibility for the Financial Statements

   Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

   Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

   An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

   We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

   As described in Note 1 to the financial statements, the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

   The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

   In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Genworth Life and Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

   In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Genworth Life and Annuity Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1.

Emphasis of Matter

   As discussed in Note 1 to the statutory financial statements, effective January 1, 2020, the Company adopted new accounting guidance pursuant to section 21 of the Valuation Manual (VM-21), which revised the valuation of variable annuity and other contracts. Our opinion is not modified with respect to this matter.

/s/ KPMG LLP

Richmond, Virginia
April 22, 2021

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
                          December 31, 2020 and 2019
            (Dollar amounts in millions, except per share amounts)

                                2020      2019
                              --------- ---------
    Admitted Assets
Cash and invested assets:
   Bonds..................... $11,457.0 $11,455.4
   Preferred stocks --
     nonaffiliates...........      21.3      39.0
   Common stocks --
     affiliates..............     218.3     413.0
   Common stocks --
     nonaffiliates...........      32.1      23.0
   Mortgage loans............   1,717.3   1,812.3
   Real estate...............      13.1      12.5
   Contract loans............     474.4     494.7
   Cash, cash
     equivalents and
     short-term
     investments.............     242.9     227.9
   Other invested assets.....      69.8      71.8
   Receivable for
     securities..............      10.5       3.2
   Derivative assets.........      63.5      80.7
   Securities lending
     reinvested
     collateral..............      26.0      17.7
                              --------- ---------
       Total cash and
         invested assets.....  14,346.2  14,651.2

Amounts recoverable from
  reinsurers and funds
  held.......................     458.1     465.5
Deferred tax asset...........     111.0     127.9
Guaranty funds receivable....       7.4       7.6
Premiums and accounts
  receivable.................     399.3     479.4
Investment income due
  and accrued................     132.3     133.7
Other assets.................      12.3      18.0
Separate account assets......   5,669.8   5,691.8
                              --------- ---------
       Total admitted
         assets.............. $21,136.4 $21,575.1
                              ========= =========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus --
                                   Continued
                          December 31, 2020 and 2019
            (Dollar amounts in millions, except per share amounts)

                                 2020       2019
                              ---------  ---------
Liabilities and Capital
      and Surplus
Liabilities
   Aggregate reserves --
     life.................... $ 7,074.6  $ 6,901.9
   Aggregate reserves --
     annuity contracts.......   4,080.8    4,464.7
   Aggregate reserves --
     accident and health
     policies................       0.8        1.0
   Liability for
     deposit-type
     contracts...............     756.0      705.8
   Liability for policy
     and contract claims.....     113.9       84.0
   Policyholders
     dividends...............       0.3        0.3
   Premiums and annuity
     considerations
     received in advance.....       5.8        6.5
   Other amounts payable
     on reinsurance..........     185.9      145.0
   Interest maintenance
     reserve.................      36.5       34.0
   Commissions payable.......       0.1        0.2
   General expenses due
     or accrued..............       2.0        1.2
   Transfers to separate
     accounts due or
     accrued.................      (6.1)     (13.6)
   Taxes, licenses, and
     fees due or accrued.....       7.7       10.6
   Current Federal
     income tax payable......      38.2       47.8
   Unearned investment
     income..................       6.0        6.9
   Amounts withheld or
     retained by company
     as agent or trustee.....      14.8       11.5
   Remittances and items
     not allocated...........      22.4       21.5
   Asset valuation
     reserve.................     109.6      112.8
   Payable to parent,
     subsidiaries and
     affiliates..............      10.6        7.3
   Funds held under
     coinsurance and
     treaties with
     unauthorized
     reinsurers..............   1,974.2    1,915.4
   Reinsurance in
     unauthorized
     companies...............       0.5         --
   Payable for
     securities lending......      26.0       17.7
   Payable for securities....       4.9       16.4
   Derivative liabilities....       0.8        0.1
   Payable for
     collateral received
     from derivatives
     counterparties..........       8.5       15.8
   Separate account
     liabilities.............   5,669.8    5,691.8
                              ---------  ---------
       Total liabilities.....  20,144.6   20,206.6
                              ---------  ---------
Capital and surplus:
   Common stock, Class A
     ($1,000 par value.
     50,000 shares
     authorized; 25,651
     shares issued and
     outstanding)............      25.6       25.6
   Paid in surplus...........   1,456.7    1,456.7
   Unassigned deficit........    (490.5)    (113.8)
                              ---------  ---------
       Total capital and
         surplus.............     991.8    1,368.5
                              ---------  ---------
       Total liabilities
         and capital and
         surplus............. $21,136.4  $21,575.1
                              =========  =========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Statutory Statements of Summary of Operations
                 Years ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                    2020      2019      2018
                                  --------  --------  --------
Revenues:
   Premiums and annuity
     considerations.............. $  175.2  $ (901.0) $    6.4
   Considerations for
     supplementary
     contracts with life
     contingencies...............     22.2      13.9      17.1
   Net investment income.........    668.7     670.2     639.8
   Amortization of
     interest
     maintenance reserve.........      1.0        --        --
   Commissions and
     expense allowances
     on reinsurance ceded........    123.2   1,404.4     274.2
   Reserve adjustments
     on reinsurance ceded........    (83.9)   (488.1)    (11.4)
   Income from fees
     associated with
     investment
     management,
     administration, and
     contract guarantees
     from separate
     accounts....................     97.3     105.2     116.2
   Other income..................     16.9      25.7      29.2
                                  --------  --------  --------
       Total revenues............  1,020.6     830.3   1,071.5
                                  --------  --------  --------
Benefits:
   Death benefits................    368.4     323.1     400.2
   Matured endowments............      1.9       1.5       3.0
   Annuity benefits..............    367.3     385.0     402.5
   Disability benefits
     and benefits under
     accident and health
     policies....................      4.5       4.3       3.9
   Surrender benefits
     and other fund
     withdrawals.................    826.1     612.8     701.7
   Payments on
     supplementary
     contracts with life
     contingencies...............     15.2      14.1      13.4
   Interest and
     adjustments on
     contracts or
     deposit-type
     contract funds..............     24.7      26.2      25.4
   Decrease in aggregate
     reserves -- life,
     annuity and
     accident and health.........   (344.1)   (633.3)    (46.3)
                                  --------  --------  --------
       Total benefits............  1,264.0     733.7   1,503.8
                                  --------  --------  --------
Expenses:
   Commissions...................    107.3     115.5     124.5
   General insurance
     expenses....................    131.3     133.3     137.4
   Insurance taxes,
     licenses, and fees,
     excluding Federal
     income taxes................     22.6      29.0      25.4
   Net transfer from
     separate accounts...........   (410.9)   (470.8)   (565.6)
   Other expenses................    131.6      63.9      57.1
                                  --------  --------  --------
       Total expenses............    (18.1)   (129.1)   (221.2)
                                  --------  --------  --------
       Total benefits
         and expenses............  1,245.9     604.6   1,282.6
                                  --------  --------  --------
          Income (loss)
            before
            Federal
            income taxes
            and realized
            capital
            gains
            (losses), net........   (225.3)    225.7    (211.1)
Federal income taxes.............    (37.6)     38.5     (18.8)
                                  --------  --------  --------
          Income (loss)
            before
            realized
            capital
            gains
            (losses).............   (187.7)    187.2    (192.3)
Realized capital gains
  (losses), net..................      5.6      (1.4)    (17.2)
                                  --------  --------  --------
          Net income
            (loss)............... $ (182.1) $  185.8  $ (209.5)
                                  ========  ========  ========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

            Statutory Statements of Changes in Capital and Surplus
                 Years ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                          Common stock
                          -------------
                                        Paid in  Unassigned
                          Amount Shares surplus   deficit     Total
                          ------ ------ -------- ---------- --------
Balances as of
  December 31, 2017...... $25.6  25,651 $1,456.7  $(193.5)  $1,288.8
   Net loss..............    --      --       --   (209.5)    (209.5)
   Change in net
     unrealized capital
     gains and losses....    --      --       --   (138.7)    (138.7)
   Change in net
     unrealized foreign
     exchange capital
     gains and losses....    --      --       --     (0.5)      (0.5)
   Change in net
     deferred income
     taxes...............    --      --       --     34.0       34.0
   Change in nonadmitted
     assets..............    --      --       --     13.1       13.1
   Change in asset
     valuation reserve...    --      --       --     23.7       23.7
   Change in surplus as
     a result of
     reinsurance.........    --      --       --     39.8       39.8
   Special tax
     allocation
     agreement with
     Genworth............    --      --       --    103.2      103.2
Balances as of
  December 31, 2018......  25.6  25,651  1,456.7   (328.4)   1,153.9
                          -----  ------ --------  -------   --------
   Net income............    --      --       --    185.8      185.8
   Change in net
     unrealized capital
     gains and losses....    --      --       --    202.4      202.4
   Change in net
     unrealized foreign
     exchange capital
     gains and losses....    --      --       --      0.8        0.8
   Change in net
     deferred income
     taxes...............    --      --       --     14.3       14.3
   Change in nonadmitted
     assets..............    --      --       --    (44.5)     (44.5)
   Change in asset
     valuation reserve...    --      --       --    (37.6)     (37.6)
   Change in surplus as
     a result of
     reinsurance.........    --      --       --   (113.0)    (113.0)
   Special tax
     allocation
     agreement with
     Genworth............    --      --       --     (7.8)      (7.8)
   Prior period
     correction - ceded
     premiums on term
     conversion policies
     (see Note 1(w)).....    --      --       --     14.2       14.2
                          -----  ------ --------  -------   --------
Balances as of
  December 31, 2019......  25.6  25,651  1,456.7   (113.8)   1,368.5
   Net loss..............    --      --       --   (182.1)    (182.1)
   Change in net
     unrealized capital
     gains and losses....    --      --       --    (35.3)     (35.3)
   Change in net
     unrealized foreign
     exchange capital
     gains and losses....    --      --       --      0.6        0.6
   Change in net
     deferred income
     taxes...............    --      --       --     42.7       42.7
   Change in nonadmitted
     assets..............    --      --       --    (75.6)     (75.6)
   Change in liability
     for reinsurance in
     unauthorized
     companies...........    --      --       --     (0.5)      (0.5)
   Change in reserve on
     account of change
     in valuation basis..    --      --       --    (96.0)     (96.0)
   Change in asset
     valuation reserve...    --      --       --      3.2        3.2
   Change in surplus as
     a result of
     reinsurance.........    --      --       --    (29.4)     (29.4)
   Special tax
     allocation
     agreement with
     Genworth............    --      --       --     (4.3)      (4.3)
   Prior period
     correction -
     Investment in
     Jamestown (see Note
     1(v))...............    --      --       --     29.0       29.0
   Prior period
     correction -
     Jamestown ceded
     reserves
     coinsurance quota
     share, net of
     deferred tax of $
     7.7 (see Note 1(v)).    --      --       --    (29.0)     (29.0)
                          -----  ------ --------  -------   --------
Balances as of
  December 31, 2020...... $25.6  25,651 $1,456.7  $(490.5)  $  991.8
                          =====  ====== ========  =======   ========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Statutory Statements of Cash Flow
                 Years ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                            2020      2019      2018
                                          --------  --------  --------
Cash flow from
  operations:
   Premiums collected
     net of reinsurance.................. $  209.7  $  318.0  $   30.6
   Net investment income.................    645.3     645.8     619.0
   Miscellaneous income..................    124.0     129.4     448.2
                                          --------  --------  --------
          Total cash
            provided
            from revenues................    979.0   1,093.2   1,097.8
                                          --------  --------  --------
   Benefit and loss
     related payments....................  1,417.0   1,248.5   1,445.1
   Net transfers from
     separate,
     segregated
     accounts, and
     protected cell
     accounts............................   (418.3)   (471.4)   (586.3)
   Commissions, expenses
     paid, and aggregate
     write-ins for
     deductions..........................    258.4     272.3     283.3
   Federal income taxes
     paid, net of
     capital gains
     (losses)............................    (19.0)    (29.2)      6.3
                                          --------  --------  --------
          Total cash
            applied to
            benefits and
            general and
            other
            expenses.....................  1,238.1   1,020.2   1,148.4
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                operations...............   (259.1)     73.0     (50.6)
                                          --------  --------  --------
Cash flow from
  investments:
   Proceeds from
     investments sold,
     matured, or repaid:
       Bonds.............................  1,162.6   1,068.3   1,614.4
       Stocks............................     37.1      30.8       0.6
       Mortgage loans....................    193.9     146.2     210.9
       Real estate.......................       --        --       0.2
       Other invested
         assets..........................      0.7      13.4       7.7
       Miscellaneous
         proceeds........................     21.2      23.4      49.9
                                          --------  --------  --------
          Total
            investment
            proceeds.....................  1,415.5   1,282.1   1,883.7
                                          --------  --------  --------
   Cost of investments
     acquired:
       Bonds.............................    960.1   1,085.4   1,663.3
       Stocks............................     11.8      46.7       8.5
       Mortgage loans....................     98.9      91.4     302.9
       Real estate.......................      1.2       0.9       1.9
       Other invested
         assets..........................       --       0.5       0.1
       Miscellaneous
         applications....................     27.1      56.1       2.5
                                          --------  --------  --------
          Total
            investments
            acquired.....................  1,099.1   1,281.0   1,979.2
   Net decrease in
     contract loans and
     premium notes.......................    (22.3)    (13.2)    (15.9)
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                investments..............    338.7      14.3     (79.6)
                                          --------  --------  --------
Cash flow from financing
  and miscellaneous
  sources:
   Cash provided
     (applied):
       Net deposits on
         deposit-type
         contracts and
         other insurance
         liabilities.....................    (63.8)   (195.7)      0.2
       Other cash
         provided
         (applied).......................     (0.8)     29.1      77.2
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                financing
                and
                miscellaneous
                sources..................    (64.6)   (166.6)     77.4
                                          --------  --------  --------
Net change in cash, cash
  equivalents and
  short-term investments.................     15.0     (79.3)    (52.8)
Cash, cash equivalents
  and short-term
  investments:
   Beginning of year.....................    227.9     307.2     360.0
                                          --------  --------  --------
   End of year........................... $  242.9  $  227.9  $  307.2
                                          ========  ========  ========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                             2020      2019      2018
                           -------  ---------  -------
Supplemental information:
   Interest
     capitalization --
     net investment
     income............... $ (10.4) $   (11.3) $ (14.3)
   Interest
     capitalization --
     bond purchases.......   (10.4)     (11.3)   (14.3)
   Securities exchanged
     -- bond proceeds.....  (150.4)    (198.1)  (143.2)
   Securities exchanged
     -- bond purchases....  (150.4)    (198.1)  (143.2)
   Tax sharing agreement
     transfer of taxes
     payable -- taxes
     paid.................    (3.7)      (0.7)    (3.9)
   Tax sharing agreement
     transfer of taxes
     payable -- stock
     proceeds.............   (19.8)     (73.7)  (231.0)
   Tax sharing agreement
     transfer of taxes
     payable -- stock
     purchases............   (19.2)     (65.2)  (330.3)
   Tax sharing agreement
     transfer of taxes
     payable -- special
     tax allocation
     agreement............     4.3        7.8   (103.2)
   Transfer of
     securities from
     affiliate as return
     of capital -- stock
     proceeds.............  (182.1)        --       --
   Transfer of
     securities from
     affiliate as return
     of capital -- bond
     purchases............  (179.8)        --       --
   Transfer of
     securities from
     affiliate as return
     of capital -- other
     invested asset
     purchases............    (0.6)        --       --
   Transfer of
     securities from
     affiliate as return
     of capital -- net
     investment income....    (1.7)        --       --
   Reinsurance treaties
     -- premiums..........      --    1,192.5       --
   Reinsurance treaties
     -- commissions ceded.      --   (1,196.2)      --
   Reinsurance treaties
     -- benefits..........      --      391.4       --
   Reinsurance treaties
     -- bond purchases....      --      (82.9)      --
   Reinsurance treaties
     -- funds withheld
     adjustment...........      --     (470.6)      --
   Rivermont account
     value adjustment --
     benefits and loss
     related payments.....      --         --    (27.5)
   Rivermont account
     value adjustment --
     stock purchases......      --         --    (27.5)



           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                    Notes to Statutory Financial Statements
                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

(1)Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies

  (a) Corporate Structure

   Genworth Life and Annuity Insurance Company (the "Company" or "GLAIC") is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company ("GLIC"), which is wholly-owned by Genworth North America Corporation ("GNA"), which is indirectly wholly-owned by Genworth Financial, Inc. ("Genworth").

   The following are the Company's direct subsidiaries with percentage of ownership listed as of December 31, 2020:

                                                                  2020
                                                                 -----
         Jamestown Life Insurance Company ("JLIC").............. 100.0%
         River Lake Insurance Company VI ("RLIC VI")............ 100.0
         River Lake Insurance Company VII ("RLIC VII").......... 100.0
         River Lake Insurance Company VIII ("RLIC VIII")........ 100.0
         River Lake Insurance Company X ("RLIC X").............. 100.0
         GNWLAAC Real Estate Holding, LLC ("GNWLAAC RE")........ 100.0
         Newco Properties, Inc. ("Newco")....................... 100.0
         Assigned Settlement Inc. ("ASI")....................... 100.0
         Genworth Life Insurance Company of New York ("GLICNY").  34.5

   As of December 31, 2020, GNWLAAC RE and ASI were unaudited and fully nonadmitted.

   The Company's direct subsidiaries previously included Rivermont Life Insurance Company I ("Rivermont") and River Lake Insurance Company IX ("RLIC IX"). Rivermont was dissolved on March 12, 2020. RLIC IX was dissolved on April 9, 2020.

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide.

   On April 6, 2021, Genworth announced that it had exercised its right to terminate the Merger Agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan.

  (b) Nature of Business

   The Company's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

   The Company also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans; variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of the Company's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits.

   The Company previously distributed its products through an extensive network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms.

  (c) COVID-19

   COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in the Company from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in the Company's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in the Company's variable annuity products. The Company observed minimal impacts from COVID-19 in its fixed annuity products.

   The Company continues to provide customer service to its policyholders during this uncertain time and is available to address questions or concerns regarding their policies. The Company is continually assessing its operational processes and monitoring potential impacts to mortality due to COVID-19.

   The Company has complied with guidance issued by certain insurance regulators, such as mandates that policies cannot be lapsed or cancelled if premiums are not paid or require the Company to provide extensions of grace periods during the COVID-19 pandemic. Although most of these mandates have been lifted, the Company continues to monitor developments related to COVID-19 such as state directives that are issued during this time and will comply with any new guidance issued by its state insurance regulators. The Company has also contacted its reinsurance counterparties to inform them of the actions it has taken in response to state bulletins on extension of grace periods as well as offering flexibility to its policyholders who are on claim.

   The Company has not experienced a significant impact on its premiums while there have been premium deferrals/grace period mandates in place in certain states. In 2016, the Company suspended sales of its traditional life insurance and fixed annuity products. The Company's variable annuity and variable life insurance products have not been actively sold since 2011. The Company continues to service its existing blocks of business.

   While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the pandemic and shape of the economic recovery. The Company continues to monitor pandemic developments and the potential financial impacts on its business.

  (d) Basis of Presentation

   The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the "Virginia Bureau"). These prescribed statutory accounting practices ("SAP") include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), including Statements of Statutory Accounting Principles ("SSAP"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The Virginia Bureau approved a permitted practice for the 2020 statutory financial statements of the Company whereby the Company is exempt from the requirements of principle-based reserves ("PBR") as prescribed in the NAIC Valuation Manual-20: Requirements for Principle-Based Reserves for Life Products ("VM-20"). The permitted practice is limited to ordinary life insurance business issued in 2020 on revised contracts where existing policyholders exercised their contract options which were purchased prior to the enactment of PBR requirements. In 2016, the Company suspended sales of it traditional life insurance products. This permitted practice had a de minimis impact on the Company's net loss and capital and surplus in 2020. Without the permitted practice, the Company's risk-based capital ("RBC") would not have triggered a regulatory action. In addition, certain of the Company's subsidiaries have permitted practices granted by their respective state of domicile as described in Note 2(b).

   The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company considers its significant estimates to be those made for future policy benefits and claims. The Company also makes estimates for legal and regulatory reserves, certain investment and derivative valuations and valuation of deferred tax assets, if applicable. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

  (e) Differences Between SAP and U.S. GAAP

   The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles ("U.S. GAAP"), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include:

  . Investments in bonds and preferred stocks are generally carried at amortized cost under SAP. Under U.S. GAAP, investments in bonds and preferred stocks are carried at fair value with changes recorded in accumulated other comprehensive income (loss) and net investment gains (losses), respectively.

  . The carrying value of commercial mortgage loans is stated at principal amounts outstanding under SAP. Under U.S. GAAP, the carrying value of commercial mortgage loans is stated at principal amounts outstanding, net of unamortized premium or discount, deferred expenses and allowance for credit losses.

  . The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss).

  . Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net income (loss).

  . Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge ("non-qualifying derivatives") are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives' impact on operations is limited to payments and receipts of periodic coupons.

  . Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


  . Interest maintenance reserve ("IMR") represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP.

  . Asset valuation reserve ("AVR") represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.

  . Certain assets, principally furniture, equipment, prepaid expenses, agents' balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.

  . Intangible assets such as present value of future profits and other adjustments, resulting from the Company's acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.

  . Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers with the change credited or charged to unassigned statutory surplus. In addition, any amounts over due by 90 days are nonadmitted. Under U.S. GAAP, an allowance is established for expected credit losses for reinsurance balances with any changes to this allowance reflected in operations for the period.

  . Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance ("LTC") are based on morbidity assumptions derived from the Company's experience. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders' contracts, with an additional reserve for certain guaranteed benefits.

  . Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.

  . Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.

  . Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized over either the expected premium paying period or the expected gross profits.

  . Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net loss.

  . Under SAP, premiums of universal life insurance and deferred annuity contracts, including policy charges, are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.

  . Under SAP, Federal income taxes are provided for in the Company's estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

     assets ("DTA") and deferred tax liabilities ("DTL") are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP.

  . The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income (loss) and cash from operations.

  . SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income.

  (f) Recognition of Revenue and Related Expenses

   Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred.

  (g) Investments

   Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates.

   Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated ("SCA") insurance companies are carried at the Company's proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid.

   Investments in preferred stocks are carried at cost, except where the NAIC designation is four or below and the fair value has fallen below amortized cost, in which case it is carried at fair value.

   Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents.

   The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments ("OTTI"). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security's carrying value and its fair value.

   For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value.

   In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

   Investments in real estate are stated at depreciated cost. As of December 31, 2020 and 2019, the Company's investment in real estate consisted of properties occupied by the Company of $13.1 and $12.5, respectively. On October 16, 2018, the Company sold land located in Lynchburg, Virginia to the City of Lynchburg for a purchase price of $0.2. As a result of the sale, the Company recorded a de minimis gain.

   Newco, a noninsurance subsidiary, owns certain properties occupied by the Company and its affiliates.

   Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms.

   GNWLAAC RE, a noninsurance subsidiary, at times owns certain mortgage loans contributed by the Company. GNWLAAC RE will take possession of real estate through, or in lieu of, foreclosure on its loans. The transfers are recorded at the lower of book value or fair value at the date of transfer.

   Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss).

   Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds and

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

preferred stocks carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

   The Company participates in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. The collateral is re-invested in short-term investments which are carried at amortized cost.

   Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR.

(h) Fair Value Measurements

   The Company holds certain long-term bonds, common stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   The valuation of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1.

   The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

   The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above.

  (i) Investment Income Due and Accrued

   Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2020 and 2019, the Company's nonadmitted investment income due and accrued was zero.

  (j) Nonadmitted Assets

   Certain assets, principally furniture, equipment, agents' debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus.

  (k) Aggregate Reserves and Liability for Deposit-Type Contracts

   Policy reserves on non-variable annuity and supplementary contracts are calculated using the Commissioners' Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.

   In 2019 and prior years, policy reserves on variable annuity contracts were calculated using the Commissioner's Annuity Reserve Valuation Method for Variable Annuities ("VACARVM"), which included valuation interest assumptions that followed the Standard Valuation Law and varied by the contracts' characteristics and their issue year. Effective January 1, 2020, VACARVM reserves follow the reserve requirements prescribed in the NAIC Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). See Note 1(v) for a discussion of the impact resulting from this change.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner's Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.

   Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law.

   Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience.

   Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders' contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

  (l) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided.

  (m) Interest Maintenance Reserve

   IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into income (loss) on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called.

  (n) Asset Valuation Reserve

   AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.

  (o) Federal Income Taxes

   The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned deficit in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company's assessment of the realizability of such amounts.

  (p) Reinsurance

   Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in reinsurance in unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

   Policy and contract liabilities ceded have been reported as reductions to the related reserves.

  (q) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b).

  (r) Electronic Data Processing ("EDP") Equipment and Software

   EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2020 and 2019, EDP equipment and operating software and non-operating software totaled $5.4 and $8.1, respectively. For the years ended December 31, 2020, 2019 and 2018, total depreciation expense for EDP equipment and operating software and non-operating software was $4.0, $4.1, and $5.7, respectively. Of these amounts, $0.6, $0.5 and $0.3 were related to EDP equipment and operating software as of December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, total accumulated depreciation totaled $108.3 and $125.9, respectively, inclusive of $0.2 and $0.3, respectively, related to EDP equipment and operating software.

  (s) Derivative Instruments

   Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus.

   The Company uses cross currency swaps, equity index options, and financial futures for hedging. Interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Equity index options and equity futures are used to hedge the equity market risks that are part of some of the Company's annuity liabilities.

   The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   Cross currency swaps that qualify for hedge accounting are carried at amortized cost while non-qualifying equity options and financial futures are carried at fair value with changes in fair value recorded in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


  (t) Experience Refunds

   Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company.

  (u) Going Concern

   The Company's management does not have any doubts about the Company's ability to continue as a going concern within one year from the date the statutory financial statements were issued.

  (v) Accounting Changes

   In 2019, the NAIC approved revisions to PBR and capital for variable annuity products effective January 1, 2020. The NAIC implemented the framework through revisions to VM-21, Actuarial Guideline XLIII and the Life Risk-Based Capital Instructions. As a result of these revisions, the Company recorded additional reserves above prior regulation of $96.0 for its variable annuity products as of January 1, 2020, with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis.

   In November 2018, the NAIC adopted revisions to SSAP No. 51R, Life Contracts, SSAP No. 52, Deposit-Type Contracts, and SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which were effective on December 31, 2019 and applied on a prospective basis. The revisions added product level granularity to the existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics, and added similar disclosures to life products. These revisions did not have an impact on the Company's financial statements; however, revised or new disclosures were included in Note 3.

   In November 2017, the NAIC adopted substantive revisions to SSAP No. 100R, Fair Value, which were effective on January 1, 2018 and applied on a prospective basis. These revisions allow the use of net asset value ("NAV") per share as a practical expedient for fair value and added disclosures to identify assets valued using NAV. These revisions did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 13.

  (w) Correction of Error

   During 2020, the Company recorded a prior period correction related to the quota share percentage used to value reserves for term life conversion policies ceded to its subsidiary, JLIC. To record this correction, the Company increased life reserves and net deferred tax assets by $36.7 and $7.7, respectively, with an offsetting decrease of $29.0 to unassigned surplus. In addition, the Company recorded an increase of $29.0 in its investment in JLIC, with an offsetting increase of $29.0 to unassigned surplus. These corrections did not have a net impact on the Company's surplus and were recorded in accordance with SSAP
No. 3, Accounting Changes and Corrections of Errors.

   During 2019, the Company recorded a prior period correction related to ceded reinsurance premiums on term conversion policies. To record this correction, the Company increased amounts recoverable from reinsurers and funds held by $18.0 and decreased net deferred tax assets by $3.8 with an offsetting increase of $14.2 to unassigned surplus, in accordance with SSAP No. 3.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


(2)Investments

  (a) Bonds and Preferred and Common Stocks

   As of December 31, 2020 and 2019, the carrying value, gross unrealized gains and losses, and fair value of the Company's bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

                                                2020
                          --------------------------------------------------------
                                         Gross           Gross
                                     unrealized gains unrealized losses
                                     ---------------- -----------------
                           Carrying    Not             Not
                            value      OTTI     OTTI   OTTI      OTTI   Fair value
                          ----------  --------  ----   ------    ----   ----------
Bonds:
   U.S. government and
     U.S. government
     agencies............ $    513.0 $  241.8   $ --  $   --     $--    $   754.8
   All other governments.      149.2     29.3     --    (0.4)     --        178.1
   States, territories,
     and possessions.....      141.4     39.0     --      --      --        180.4
   Special revenue and
     special assessment
     obligations.........      423.5     94.0     --      --      --        517.5
   Industrial and
     miscellaneous.......    8,045.7  1,582.3     --    (7.6)     --      9,620.4
   Residential
     mortgage-backed.....      614.3     72.8    0.6      --      --        687.7
   Commercial
     mortgage-backed.....      803.7     61.5     --    (2.0)     --        863.2
   Other asset-backed
     and structured
     securities..........      701.8     11.1     --    (1.1)     --        711.8
   Hybrids...............       64.4     12.5     --      --      --         76.9
                          ----------  --------  ----   ------    ---    ---------
       Total bonds.......   11,457.0  2,144.3    0.6   (11.1)     --     13,590.8
Preferred and common
  stocks -- nonaffiliates       53.4      1.4    1.0    (0.1)     --         55.7
                          ----------  --------  ----   ------    ---    ---------
   Total bonds and
     preferred and
     common stocks....... $ 11,510.4 $2,145.7   $1.6  $(11.2)    $--    $13,646.5
                          ==========  ========  ====   ======    ===    =========

                                               2019
                          -------------------------------------------------------
                                        Gross           Gross
                                    unrealized gains unrealized losses
                                    ---------------- -----------------
                          Carrying    Not             Not
                           value      OTTI     OTTI   OTTI      OTTI   Fair value
                          ---------  --------  ----   ------    ----   ----------
Bonds:
   U.S. government and
     U.S. government
     agencies............ $   545.7 $  143.4   $ --  $   --     $--    $   689.1
   All other governments.     108.3     20.4     --      --      --        128.7
   States, territories,
     and possessions.....     140.8     24.7     --      --      --        165.5
   Special revenue and
     special assessment
     obligations.........     389.9     66.0     --    (0.2)     --        455.7
   Industrial and
     miscellaneous.......   7,830.4    957.5     --    (5.5)     --      8,782.4
   Residential
     mortgage-backed.....     735.7     70.9    0.5    (0.3)     --        806.8
   Commercial
     mortgage-backed.....     837.3     36.9     --    (1.7)     --        872.5
   Other asset-backed
     and structured
     securities..........     801.6      7.4     --    (2.0)     --        807.0
   Hybrids...............      65.7      8.8     --      --      --         74.5
                          ---------  --------  ----   ------    ---    ---------
       Total bonds.......  11,455.4  1,336.0    0.5    (9.7)     --     12,782.2
Preferred and common
  stocks -- nonaffiliates      62.0      1.8     --    (0.4)     --         63.4
                          ---------  --------  ----   ------    ---    ---------
   Total bonds and
     preferred and
     common stocks....... $11,517.4 $1,337.8   $0.5  $(10.1)    $--    $12,845.6
                          =========  ========  ====   ======    ===    =========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Furthermore, there were no unrealized losses on bonds where carrying value equaled fair value as of December 31, 2020 and 2019.

   As of December 31, 2020, the scheduled contractual maturity distribution of the bond portfolio was as follows:

                                                          2020
                                                -------------------------
                                                Carrying value Fair value
                                                -------------- ----------
      Due in one year or less..................   $   258.0    $   262.4
      Due after one year through five years....     1,637.9      1,774.7
      Due after five years through ten years...     1,592.7      1,815.5
      Due after ten years......................     5,848.6      7,475.5
                                                  ---------    ---------
         Subtotals.............................     9,337.2     11,328.1
      Residential mortgage-backed..............       614.3        687.7
      Commercial mortgage-backed...............       803.7        863.2
      Other asset-backed structured securities.       701.8        711.8
                                                  ---------    ---------
         Totals................................   $11,457.0    $13,590.8
                                                  =========    =========

   Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.7 as of December 31, 2020 and 2019.

   As of December 31, 2020 and 2019, approximately 70.2% and 68.4%, respectively, of the Company's long-term bond portfolio was composed of security issues in the industrial and miscellaneous category. The vast majority of which are rated investment grade and are senior secured bonds. The Company's portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   As of December 31, 2020 and 2019, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus, except for its investment in JLIC of $99.7 as of December 31, 2020 and its investment in Rivermont of $198.9 as of December 31, 2019.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The credit quality mix of the bond portfolio as of December 31, 2020 and 2019 was as follows. The quality ratings represent NAIC designations.

                                          2020                   2019
                                 ---------------------  ---------------------
                                 Carrying value Percent Carrying value Percent
                                 -------------- ------- -------------- -------
  Class 1 -- highest quality....   $ 5,883.2      51.3%   $ 6,234.2      54.4%
  Class 2 -- high quality.......     4,970.3      43.4      4,826.1      42.1
  Class 3 -- medium quality.....       591.3       5.2        366.5       3.2
  Class 4 -- low quality........        12.0       0.1         28.4       0.3
  Class 5 -- lower quality......          --        --           --        --
  Class 6 -- in or near default.         0.2        --          0.2        --
                                   ---------     -----    ---------     -----
     Totals.....................   $11,457.0     100.0%   $11,455.4     100.0%
                                   =========     =====    =========     =====

   Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor's Financial Services LLC or Moody's Investors Service, Inc., are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default).

   There were no bonds in default as of December 31, 2020 and 2019.

  (b) Common Stocks of Affiliates

   The Company's investment in common stocks of affiliates as of December 31, 2020 and 2019 included its proportionate ownership percentage as disclosed in
Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company's insurance company subsidiaries as of and for the years ended December 31, 2020, 2019 and 2018:

                           GLICNY   JLIC/1/ Rivermont RLIC VI/2/ RLIC VII/2/ RLIC VIII/2/ RLIC IX RLIC X/2/
-                         --------  ------  --------- ---------  ----------  -----------  ------- --------
2020
Total admitted assets.... $7,656.4  $135.6   $   --   $1,369.2     $120.5      $341.6     $   --   $302.5
Total liabilities........  7,436.9    35.9       --    1,334.2      103.1       305.5         --    285.1
Total capital and surplus    219.5    99.7       --       35.0       17.4        36.1         --     17.4
Net income (loss)........    (50.2)   (0.8)      --        1.6        6.6         3.2         --     (2.6)

2019
Total admitted assets.... $7,604.8  $131.2   $514.6   $1,376.7     $143.4      $341.0     $  0.3   $275.6
Total liabilities........  7,288.1    67.4      0.7    1,313.8      129.9       306.1         --    255.2
Total capital and surplus    316.7    63.8    513.9       62.9       13.5        34.9        0.3     20.4
Net income (loss)........     82.0     2.7    386.0     (347.1)       6.0         5.4       (9.3)    (5.2)

2018
Total admitted assets.... $7,664.4  $128.3   $606.8   $  270.0     $156.7      $333.6     $255.7   $246.6
Total liabilities........  7,430.6    67.7    486.5      252.6      141.7       302.9      241.7    227.3
Total capital and surplus    233.8    60.6    120.3       17.4       15.0        30.7       14.0     19.3
Net income (loss)........    (56.0)    4.9     (1.3)     547.9       (0.7)       (2.8)     528.8    447.8

--------
/1/ During 2020, the Company recorded a prior period correction which increased its investment in JLIC by $29.0. See Note 1(w). / /
/2/ As of December 31, 2020 and 2019, the Company carried its investment in the subsidiary at zero as it had an unassigned deficit, excluding the special surplus funds.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   As of December 31, 2020 and 2019, the Company's investment in GLICNY was $75.7 and $109.2, respectively, and in JLIC was $99.7 and $63.8, respectively. As of December 31, 2019, the Company's investment in Rivermont was $198.9 as it had unassigned surplus, excluding surplus notes outstanding, after the recapture of the reinsurance business in 2019. See Note 8 for additional information. Rivermont was dissolved effective March 12, 2020.

   During 2020, 2019, and 2018, RLIC VII and RLIC VIII had a permitted practice from the Vermont Department of Financial Regulation (the "Vermont Department") to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. On January 1, 2018, RLIC IX and RLIC X were granted the same permitted practice as RLIC VII and RLIC VIII. The difference between reserves under NAIC SAP and the permitted practice reserves held by these companies flows through special surplus funds, rather than through the unassigned deficit. In addition, effective December 1, 2019, the Company recaptured all of the term life insurance business from RLIC IX. See Note 8. RLIC IX was dissolved effective April 9, 2020.

   Prior to January 1, 2018, RLIC IX and RLIC X had a permitted practice from the Vermont Department to record an excess of loss ("XOL") reinsurance agreement with Canada Life Assurance Company ("Canada Life") and Hannover Life Reassurance Company of America ("Hannover"), respectively, as a gross admitted asset and as paid in surplus. Effective January 1, 2018, RLIC IX and RLIC X each withdrew this permitted practice.

   Effective June 1, 2018, RLIC VI had a permitted practice (the "RLIC VI Term Life Permitted Practice") from the Delaware Department of Insurance (the "Delaware Department") to carry its term life reserves on a U.S. GAAP basis. The difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC VI flows through special surplus funds, rather than through the unassigned deficit. RLIC VI also requested and was subsequently granted effective December 1, 2019, an extension of the Delaware Department's previous approval of the RLIC VI Term Life Permitted Practice to include additional term life insurance policies assumed from the Company in 2019. See
Note 8.

   Prior to June 1, 2018, RLIC VI had a permitted practice from the Delaware Department to record an XOL reinsurance agreement with Canada Life as a gross admitted asset and as paid in surplus. Effective June 1, 2018, RLIC VI withdrew this permitted practice.

   Effective December 1, 2019, RLIC VI entered into an XOL reinsurance agreement (the "New RLIC VI XOL Treaty") with Canada Life, operating through its Barbados branch and the Company. The Company requested and was subsequently granted effective December 1, 2019, a permitted practice (the "New Universal Life Permitted Practice") from the Delaware Department pursuant to Title 18, Sections 6907 and 6962 of the Delaware Insurance Code. RLIC VI is permitted to record the portion of the XOL coverage amount (the "New RLIC VI XOL Coverage Amount") pursuant to the New RLIC VI XOL Treaty allocable to the universal life insurance contracts as a gross admitted asset and as paid in surplus.

   The Company has an investment in Newco which is audited and fully admitted at U.S. GAAP equity, adjusted for goodwill, in common stock of affiliates. As of December 31, 2020 and 2019, the Company's investment in Newco was $42.8 and $41.0, respectively, of which $1.8 and $2.8, respectively, was statutory goodwill. The goodwill is being amortized over 10 years in accordance with SSAP No. 97 and will be fully amortized in 2022. The amount amortized for the years ended December 31, 2020, 2019 and 2018 was $1.0 in each year.

   As of December 31, 2020 and 2019, GNWLAAC RE was unaudited and nonadmitted.

  (c) Mortgage Loans

   As of December 31, 2020 and 2019, the Company's mortgage loan portfolio consisted of 393 and 425, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for new mortgage loans during 2020 were 4.2% and 3.5%, respectively. All of the mortgage loans were current as of December 31, 2020 and 2019.

   The Company's mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2020 and 2019:

                                         2020                2019
                                  ------------------  ------------------
                                  Carrying Percent of Carrying Percent of
      Property type                value     total     value     total
      -------------               -------- ---------- -------- ----------
      Retail..................... $  602.6    35.1%   $  643.2    35.5%
      Industrial.................    506.1    29.5       533.5    29.4
      Office.....................    411.0    23.9       437.5    24.1
      Mixed use..................     80.9     4.7        72.1     4.0
      Apartments.................     75.6     4.4        92.8     5.1
      Other......................     41.1     2.4        33.2     1.9
                                  --------   -----    --------   -----
         Total principal balance. $1,717.3   100.0%   $1,812.3   100.0%
                                  ========   =====    ========   =====

                                         2020                2019
                                  ------------------  ------------------
                                  Carrying Percent of Carrying Percent of
      Geographic region            value     total     value     total
      -----------------           -------- ---------- -------- ----------
      South Atlantic............. $  435.3    25.3%   $  467.6    25.8%
      Pacific....................    408.7    23.8       435.8    24.1
      Middle Atlantic............    193.6    11.3       209.0    11.5
      West North Central.........    169.3     9.9       170.3     9.4
      East North Central.........    141.2     8.2       147.4     8.1
      Mountain...................    134.0     7.8       137.9     7.6
      West South Central.........     99.9     5.8       100.2     5.5
      East South Central.........     73.4     4.3        80.5     4.5
      New England................     61.9     3.6        63.6     3.5
                                  --------   -----    --------   -----
         Total principal balance. $1,717.3   100.0%   $1,812.3   100.0%
                                  ========   =====    ========   =====

   Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2020 and 2019. The Company had no impaired loans as of December 31, 2020 and 2019.

   The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2020 and 2019:

                                     2020                        2019
                          --------------------------  --------------------------
                                  Commercial                  Commercial
                          --------------------------  --------------------------
                          Insured All Other   Total   Insured All Other   Total
                          ------- --------- --------  ------- --------- --------
Recorded investment (All)
   Current (less than 30
     days past due)......  $ --   $1,717.3  $1,717.3   $ --   $1,812.3  $1,812.3
Interest reduced
   Recorded investment...  $ --   $    2.5  $    2.5   $ --   $     --  $     --
   Number of loans.......    --          1         1     --         --        --
   Percent reduced.......   -- %       2.0%      2.0%   -- %       -- %      -- %
Participant or co-lender
  in a mortgage loan
  agreement
   Recorded investment...  $ --   $     --  $     --   $ --   $   29.0  $   29.0

   As of December 31, 2020 and 2019, the Company held no farm, mezzanine or residential mortgage loans.

   During the years ended December 31, 2020 and 2019, the Company did not have any modifications or extensions that were considered troubled debt restructurings.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in the Company's expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

   The Company monitors mortgage loan concentration by state. California is the only state exceeding 10% of the total mortgage loan portfolio. During the years ended December 31, 2020, 2019 and 2018, the Company originated zero, $20.4 and $7.8, respectively, in mortgage loans secured by real estate in California. As of December 31, 2020 and 2019, the Company held $264.3 and $286.0, respectively, of mortgages secured by real estate in California, which was 15.4% and 15.8%, respectively, of its total mortgage portfolio.

   The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2020 and 2019:

                                                     2020 Average loan-to-value/(1)/
                                         -------------------------------------------------------
                                                                              Greater
Property type                            0%-50%  51%-60%  61%-75%  76%-100%  than 100%    Total
-------------                            ------  -------  -------  --------  ---------  --------
Retail.................................. $242.4   $173.0   $180.6      $6.6        $--   $ 602.6
Industrial..............................  278.2    142.5     85.4        --         --     506.1
Office..................................  123.3    178.7    106.6       2.4         --     411.0
Mixed use...............................   24.3     16.6     40.0        --         --      80.9
Apartments..............................   42.6     14.8     18.2        --         --      75.6
Other...................................    8.3      4.0     28.8        --         --      41.1
                                         ------   ------   ------      ----        ---  --------
   Total................................ $719.1   $529.6   $459.6      $9.0        $--  $1,717.3
                                         ======   ======   ======      ====        ===  ========
Percent of total........................   41.9%    30.8%    26.8%      0.5%        --%    100.0%
                                         ======   ======   ======      ====        ===  ========
Weighted-average debt service coverage
  ratio/(2) /...........................    2.3      1.8      1.6       1.5         --       2.0
                                         ======   ======   ======      ====        ===  ========

--------
/(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


                                      2019 Average loan-to-value/(1)/
                          ------------------------------------------------------
                                                           Greater than
Property type             0%-50%  51%-60% 61%-75% 76%-100%     100%       Total
-------------             ------  ------- ------- -------- ------------ --------
Retail................... $270.6  $141.4  $231.2    $ --       $ --     $  643.2
Industrial...............  240.8   145.2   147.5      --         --        533.5
Office...................  162.2   103.8   171.5      --         --        437.5
Apartments...............   41.3    28.4    23.1      --         --         92.8
Mixed use................   24.6    17.4    30.1      --         --         72.1
Other....................   18.9      --    14.3      --         --         33.2
                          ------  ------  ------    ----       ----     --------
   Total................. $758.4  $436.2  $617.7    $ --       $ --     $1,812.3
                          ======  ======  ======    ====       ====     ========
Percent of total.........   41.8%   24.1%   34.1%    -- %       -- %       100.0%
                          ======  ======  ======    ====       ====     ========
Weighted-average debt
  service coverage
  ratio/(2) /............    2.2     1.8     1.6      --         --          1.9
                          ======  ======  ======    ====       ====     ========

--------
/(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2020 and 2019:

                                  2020 Debt service coverage ratio -- fixed rate/(1)/
                          -------------------------------------------------------------------
                          Less than                                     Greater than
Property type               1.00    1.00 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00       Total
-------------             --------- ----------- ----------- ----------- ------------ --------
Retail...................   $ 6.6      $34.5      $117.4      $244.2       $199.9    $  602.6
Industrial...............     2.3        8.8        49.7       200.5        244.8       506.1
Office...................     8.4       17.8        17.3       242.2        125.3       411.0
Mixed use................     0.9         --         9.2        35.9         34.9        80.9
Apartments...............     0.9         --        31.6        23.5         19.6        75.6
Other....................    10.9       15.6          --        10.8          3.8        41.1
                            -----      -----      ------      ------       ------    --------
   Total.................   $30.0      $76.7      $225.2      $757.1       $628.3    $1,717.3
                            =====      =====      ======      ======       ======    ========
Percent of total.........     1.7%       4.5%       13.1%       44.1%        36.6%      100.0%
                            =====      =====      ======      ======       ======    ========
Weighted-average
  loan-to-value/(2) /....    51.7%      58.7%       58.8%       56.8%        42.6%       51.9%
                            =====      =====      ======      ======       ======    ========

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                   2019 Debt service coverage ratio - fixed rate/(1)/
                          -------------------------------------------------------------------
                          Less than                                     Greater than
Property type               1.00    1.00 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00       Total
-------------             --------- ----------- ----------- ----------- ------------ --------
Retail...................   $13.1      $38.4      $136.3      $270.6       $184.8    $  643.2
Industrial...............     9.5       23.7        69.7       174.8        255.8       533.5
Office...................    22.5       16.9        18.2       248.7        131.2       437.5
Apartments...............      --       15.4        23.8        11.2         42.4        92.8
Mixed use................     1.9         --         9.1        32.7         28.4        72.1
Other....................    14.5        1.0         2.4         8.8          6.5        33.2
                            -----      -----      ------      ------       ------    --------
   Total.................   $61.5      $95.4      $259.5      $746.8       $649.1    $1,812.3
                            =====      =====      ======      ======       ======    ========
Percent of total.........     3.4%       5.3%       14.3%       41.2%        35.8%      100.0%
                            =====      =====      ======      ======       ======    ========
Weighted-average
  loan-to-value/(2) /....    63.2%      63.6%       59.8%       56.8%        42.0%       52.5%
                            =====      =====      ======      ======       ======    ========

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   As of December 31, 2020 and 2019, the Company did not have any floating rate mortgage loans.

Low Income Housing Tax Credit

   The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2020:

                                                           Required holding
     Fund name                             Remaining years      period
     ---------                             --------------- ----------------
     Alliant EWA Villages II Hawaii, LLC..        4               15
     Centerline Georgia Investor VII, LLC.        2               15

   The low income housing tax credit ("LIHTC") and other tax benefits recognized during the years ending December 31, 2020, 2019 and 2018 were as follows:

         Fund name                              State   2020 2019 2018
         ---------                             -------- ---- ---- ----
         Alliant EWA Villages II Hawaii, LLC.. Hawaii   $0.2 $0.2 $0.2
         Centerline Georgia Investor VII, LLC. Georgia    --   --  0.2
         CCL Missouri Investor III, LLC....... Missouri   --   --  0.1
         CCL Missouri Investor V, LLC......... Missouri   --   --  0.1
         Savannah Tax Credit Fund, LLC........ Georgia    --   --  0.1
                                                        ---- ---- ----
         Total................................          $0.2 $0.2 $0.7
                                                        ==== ==== ====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The balance of the investment recognized was as follows:

                 Fund name                            2020 2019
                 ---------                            ---- ----
                 Alliant EWA Villages II Hawaii, LLC. $0.3 $0.5

   As of December 31, 2020, there were no LIHTC properties currently subject to any regulatory reviews.

   As of December 31, 2020, the Company's investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets.

   The fair value of the below listed limited partnership funds declined during the years ended December 31, 2020, 2019 and 2018 as follows:

                                                       Amount of impairment
                                                       --------------------
           Description                                 2020   2019   2018
           -----------                                 ----   ----   ----
           Macquarie Infrastructures Partners A and B. $--    $2.0   $ --
           Alinda Infrastructure Fund I, L.P..........  --      --    0.1

   The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses.

  (d) Derivative Instruments

   The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange.

   The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company's annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives Association, Inc ("ISDA") Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option.

Counterparty Risk

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company's maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The current credit exposure of the Company's derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2020, the counterparties to all of the Company's derivatives had a minimum credit rating of BBB+. As of December 31, 2020 and 2019, the Company held derivative counterparty collateral with fair value of $41.1 and $46.0, respectively.

The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2020 and 2019:

                                   2020                    2019
                          ----------------------- -----------------------
                          Carrying Fair  Notional Carrying Fair  Notional
Derivative type            value   value  value    value   value  value
---------------           -------- ----- -------- -------- ----- --------
Financial futures........  $  --   $  -- $  950.1  $  --   $  -- $1,016.1
Cross currency swaps.....   (0.8)    0.3     19.7   (0.1)    0.8     19.7
Equity index options.....   62.7    62.7  2,000.8   80.7    80.7  2,451.0
                           -----   ----- --------  -----   ----- --------
   Totals................  $61.9   $63.0 $2,970.6  $80.6   $81.5 $3,486.8
                           =====   ===== ========  =====   ===== ========

   The financial futures, cross currency swaps, and equity index options in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately.

   The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2020, 2019 and 2018.

   The Company recorded no unrealized gains or losses as of December 31, 2020 and 2019 resulting from derivatives that no longer qualify for hedge accounting.

   For derivatives accounted for as cash flow hedges of a forecasted transaction:

   1) As of December 31, 2020, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 13 years; and

   2) For the years ended December 31, 2020, 2019, and 2018, there were no cash flow hedges discontinued in the statement year as a result of it no longer being probable that the original forecasted transactions would occur by the end of the originally specified time period or within two months of that date.

   The futures margin account recorded as part of derivative assets was $0.8 and zero as of December 31, 2020 and 2019, respectively.

   The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   Several of the Company's master swap agreements previously contained credit downgrade provisions that allowed either party to assign or terminate derivative transactions if the other party's long-term unsecured credit or financial strength rating was below the limit defined in the applicable agreement. Beginning in 2018, the Company renegotiated with many of its counterparties to remove the credit downgrade provisions from the master swap agreements entirely or replace it with a provision that allows the counterparty to terminate the derivative transactions if the RBC ratio of the Company goes below a certain threshold. During 2019, the Company successfully completed these negotiations and as a result, none of its master swap agreements have credit downgrade provisions as of December 31, 2020. As of December 31, 2020, the RBC ratio of the Company was above the thresholds negotiated in the applicable master swap agreements and therefore, no counterparty had rights to take action against the Company under the RBC threshold provisions.

  (e) Net Investment Income

   For the years ended December 31, 2020, 2019 and 2018, the sources of net investment income of the Company were as follows:

                                              2020    2019    2018
                                             ------  ------  ------
           Bonds............................ $551.5  $540.5  $529.4
           Preferred and common stocks......    3.1     4.2     3.8
           Mortgage loans...................   85.2    88.2    87.6
           Contract loans...................   34.4    32.7    27.2
           Short-term investments...........    2.7     7.9     5.0
           Real estate......................    3.6     3.6     3.3
           Other invested assets............    5.8    10.3     6.5
           Derivative instruments...........    0.3     0.3    (5.7)
           Other............................    0.1     0.4     0.4
                                             ------  ------  ------
              Gross investment income.......  686.7   688.1   657.5
           Investment and interest expenses.  (18.0)  (17.9)  (17.7)
                                             ------  ------  ------
              Net investment income......... $668.7  $670.2  $639.8
                                             ======  ======  ======

   The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2020, 2019 and 2018 were as follows:

                                                 2020             2019             2018
                                           ---------------- ---------------- ----------------
                                           General Separate General Separate General Separate
                                           account account  account account  account account
                                           ------- -------- ------- -------- ------- --------
(1) Number of CUSIPS......................     32     --        31     --        22     --
(2) Aggregate amount of investment income. $ 16.2    $--     $ 6.2    $--     $ 2.9    $--

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   For the years ended December 31, 2020, 2019 and 2018, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:

                                                                 2020      2019      2018
                                                               --------  --------  --------
Proceeds from sales, maturities or other redemptions of bonds. $1,162.6  $1,068.3  $1,614.4
                                                               ========  ========  ========
Gross realized capital:
   Gains on sales............................................. $  307.7  $  162.0  $  121.8
   Losses on sales............................................   (291.1)   (151.7)   (152.2)
                                                               --------  --------  --------
       Net realized gains (losses) on sales...................     16.6      10.3     (30.4)
Impairment losses.............................................     (2.2)     (2.0)     (0.1)
                                                               --------  --------  --------
       Subtotal...............................................     14.4       8.3     (30.5)
Federal income tax (provision) benefit........................     (5.2)     (5.7)      1.6
Transfers to IMR, net of tax..................................     (3.6)     (4.0)     11.7
                                                               --------  --------  --------
       Realized capital gains (losses), net................... $    5.6  $   (1.4) $  (17.2)
                                                               ========  ========  ========

(f) Impairment of Investment Securities

   The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period.

   The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists:

  . The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected;

  .  The Company intends to sell a security; or

  . The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

   As of December 31, 2020, the Company had no loan-backed securities which recognized OTTI.

   As of December 31, 2020, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

   While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

   For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2020:

                                                            2020
                              -----------------------------------------------------------------
                                    Less Than 12 Months               12 Months or More
                              -------------------------------- --------------------------------
                                           Gross                            Gross
                                         unrealized Number of             unrealized Number of
Description of securities     Fair value   losses   securities Fair value   losses   securities
-------------------------     ---------- ---------- ---------- ---------- ---------- ----------
Fixed maturity
  securities:
   All other governments.....   $ 17.6     $ (0.4)       3       $  --      $  --        --
   Industrial and
     miscellaneous...........    140.0       (7.3)      27         4.0       (0.3)        2
   Residential
     mortgage-backed.........      0.5         --        2          --         --        --
   Commercial
     mortgage-backed.........     70.7       (2.0)      12          --         --        --
   Other asset-backed
     and structured
     securities..............     54.9       (0.8)      14        40.1       (0.3)       10
                                ------     ------       --       -----      -----        --
Total fixed maturity
  securities.................    283.7      (10.5)      58        44.1       (0.6)       12
                                ------     ------       --       -----      -----        --
Total equity securities......      6.7       (0.1)       1          --         --        --
                                ------     ------       --       -----      -----        --
       Total temporarily
         impaired
         securities..........   $290.4     $(10.6)      59       $44.1      $(0.6)       12
                                ======     ======       ==       =====      =====        ==
% below cost -- fixed
  maturity securities:
   (less than)20% below
     cost....................   $277.9     $ (7.4)      56       $44.1      $(0.6)       12
   20-50% below cost.........      5.8       (3.1)       2          --         --        --
   (greater than)50%
     below cost..............       --         --       --          --         --        --
                                ------     ------       --       -----      -----        --
Total fixed maturity
  securities.................    283.7      (10.5)      58        44.1       (0.6)       12
                                ------     ------       --       -----      -----        --
% below cost -- equity
  securities:
   (less than)20% below
     cost....................      6.7       (0.1)       1          --         --        --
   20-50% below cost.........       --         --       --          --         --        --
   (greater than)50%
     below cost..............       --         --       --          --         --        --
                                ------     ------       --       -----      -----        --
Total equity securities......      6.7       (0.1)       1          --         --        --
       Total temporarily
         impaired
         securities..........   $290.4     $(10.6)      59       $44.1      $(0.6)       12
                                ======     ======       ==       =====      =====        ==
Investment grade --
  fixed maturity
  securities.................   $247.7     $ (5.5)      47       $42.2      $(0.5)       11
Below investment grade
  -- fixed maturity
  securities.................     36.0       (5.0)      11         1.9       (0.1)        1
Investment grade --
  equity securities..........      6.7       (0.1)       1          --         --        --
Below investment grade
  -- equity securities.......       --         --       --          --         --        --
                                ------     ------       --       -----      -----        --
       Total temporarily
         impaired
         securities..........   $290.4     $(10.6)      59       $44.1      $(0.6)       12
                                ======     ======       ==       =====      =====        ==

   For all securities in an unrealized loss position, the Company expects to recover the amortized cost based on its estimate of the amount and timing of cash flows to be collected. The Company does not intend to sell nor does it expect that it will be required to sell these securities prior to recovering its amortized cost.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2019:

                                                        2019
                              ---------------------------------------------------------
                                  Less Than 12 Months           12 Months or More
                              ---------------------------- ----------------------------
                                       Gross                        Gross
                              Fair   unrealized Number of  Fair   unrealized Number of
Description of securities     value    losses   securities value    losses   securities
-------------------------     ------ ---------- ---------- ------ ---------- ----------
Fixed maturity
  securities:
   Special revenue and
     special assessment
     obligations............. $ 18.3   $(0.2)      $ 5     $   --   $  --       $--
   Industrial and
     miscellaneous...........   56.9    (0.9)       17      122.0    (4.7)       18
   Residential
     mortgage-backed.........    9.1    (0.1)        4       12.0    (0.2)        3
   Commercial
     mortgage-backed.........   93.0    (1.6)       16        6.2    (0.1)        2
   Other asset-backed
     and structured
     securities..............  136.5    (0.4)       25      103.0    (1.5)       24
                              ------   -----       ---     ------   -----       ---
Total fixed maturity
  securities.................  313.8    (3.2)       67      243.2    (6.5)       47
                              ------   -----       ---     ------   -----       ---
Total equity securities......     --      --        --        9.6    (0.4)        1
                              ------   -----       ---     ------   -----       ---
       Total temporarily
         impaired
         securities.......... $313.8   $(3.2)       67     $252.8   $(6.9)       48
                              ======   =====       ===     ======   =====       ===
% below cost -- fixed
  maturity securities:
   (less than)20% below
     cost.................... $313.8   $(3.2)       67     $243.2   $(6.5)       47
   20-50% below cost.........     --      --        --         --      --        --
   (greater than)50%
     below cost..............     --      --        --         --      --        --
                              ------   -----       ---     ------   -----       ---
Total fixed maturity
  securities.................  313.8    (3.2)       67      243.2    (6.5)       47
                              ------   -----       ---     ------   -----       ---
% below cost -- equity
  securities:
   (less than)20% below
     cost....................     --      --        --        9.6    (0.4)        1
   20-50% below cost.........     --      --        --         --      --        --
   (greater than)50%
     below cost..............     --      --        --         --      --        --
                              ------   -----       ---     ------   -----       ---
Total equity securities......     --      --        --        9.6    (0.4)        1
                              ------   -----       ---     ------   -----       ---
       Total temporarily
         impaired
         securities.......... $313.8   $(3.2)       67     $252.8   $(6.9)       48
                              ======   =====       ===     ======   =====       ===
Investment grade --
  fixed maturity
  securities................. $305.1   $(3.0)       64     $210.9   $(4.9)       41
Below investment grade
  -- fixed maturity
  securities.................    8.7    (0.2)        3       32.3    (1.6)        6
Investment grade --
  equity securities..........     --      --        --         --      --        --
Below investment grade
  -- equity securities.......     --      --        --        9.6    (0.4)        1
                              ------   -----       ---     ------   -----       ---
       Total temporarily
         impaired
         securities.......... $313.8   $(3.2)       67     $252.8   $(6.9)       48
                              ======   =====       ===     ======   =====       ===

  (g) Sub-prime Mortgage Related Risk

   Fair Isaac Company ("FICO") developed the FICO credit-scoring model to calculate a score based upon a borrower's credit history. FICO credit scores are used as one indicator of a borrower's credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a "prime" loan and a score below 620 generally viewed as a "sub-prime" loan. "A minus" loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   As of December 31, 2020, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans.

   The Company has direct exposure in other investments with the underlying sub-prime or Alt-A related risk.

   The following tables provide information about the Company's sub-prime and Alt-A exposure as of December 31, 2020:

                                                 2020
                            ----------------------------------------------
                                        Book adjusted         OTTI losses
                                        carrying value Fair  recognized to
     Description            Actual cost    ("BACV")    value     date
     -----------            ----------- -------------- ----- -------------
     Structured Securities.    $5.3          $5.3      $5.9      $0.5

   The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2020.

  (h) Securities Lending

   Securities loaned are re-registered but remain beneficially owned by the Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company's separate accounts.

   As of December 31, 2020 and 2019, the fair value of loaned securities was $25.4 and $17.1, respectively, and the fair value of the collateral held was $26.0 and $17.7, respectively.

  (i) Assets Pledged as Collateral

   As of December 31, 2020 and 2019, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements.

   The following table provides information on collateral received under securities lending agreements as of December 31, 2020 and 2019:

                                                                                 Amortized cost
                                                                                 --------------
Aggregate amount cash collateral received                                        2020    2019
-----------------------------------------                                         -----  -----
Open............................................................................ $  --   $  --
30 days or less.................................................................  26.0    17.7
31 to 60 days...................................................................    --      --
61 to 90 days...................................................................    --      --
Greater than 90 days............................................................    --      --
   Subtotal.....................................................................  26.0    17.7
                                                                                  -----  -----
Securities received.............................................................    --      --
                                                                                  -----  -----
   Total collateral received.................................................... $26.0   $17.7
                                                                                  =====  =====
The aggregate fair value of all securities acquired from the sale, trade or use
  of the accepted collateral (reinvested collateral)............................ $26.0   $17.7
                                                                                  =====  =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The following table provides information on reinvested collateral from securities lending agreements as of December 31, 2020 and 2019:

                                          2020                      2019
                                ------------------------- -------------------------
Securities lending              Amortized cost Fair value Amortized cost Fair value
------------------              -------------- ---------- -------------- ----------
Open...........................     $  --        $  --        $  --        $  --
30 days or less................      26.0         26.0         17.7         17.7
31 to 60 days..................        --           --           --           --
61 to 90 days..................        --           --           --           --
91 to 120 days.................        --           --           --           --
121 to 180 days................        --           --           --           --
181 to 365 days................        --           --           --           --
Greater than 365 days..........        --           --           --           --
                                    -----        -----        -----        -----
   Subtotal....................      26.0         26.0         17.7         17.7
Securities received............        --           --           --           --
                                    -----        -----        -----        -----
   Total collateral reinvested.     $26.0        $26.0        $17.7        $17.7
                                    =====        =====        =====        =====

   The Company's sources of cash that it uses to return collateral received from loaned securities is dependent on liquidity and other market conditions. The Company believes the fair value of reinvested collateral coupled with other available sources of cash is sufficient to fund collateral calls under adverse market conditions.

  (j) Restricted Assets

   The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2020 and 2019:

                                Gross (admitted and nonadmitted) restricted                      Percentage
                              ------------------------------------------------            -----------------------
                                          2020
                              ----------------------------
                                                                                              Gross
                                         Total                                              (admitted    Admitted
                                        separate                                 Total         and      restricted
                               Total    account             Total                 2020    nonadmitted)   to total
                              general  restricted           from    Increase/   admitted  restricted to  admitted
Restricted asset category     account    assets    Total    2019    (decrease) restricted total assets    assets
-------------------------     -------- ---------- -------- -------- ---------- ---------- ------------- ----------
Collateral held under
  securities lending
  agreements................. $   26.0    $--     $   26.0 $   17.7   $  8.3    $   26.0       0.1%        0.1%
Federal Home Loan Bank
  ("FHLB") capital stock.....     26.5     --         26.5     23.0      3.5        26.5       0.1         0.1
On deposit with states.......      7.7     --          7.7      7.7       --         7.7        --          --
Pledged as collateral:
   Derivatives...............     83.5     --         83.5     80.5      3.0        83.5       0.4         0.4
   Reinsurance trust.........  1,101.7     --      1,101.7  1,062.8     38.9     1,101.7       5.1         5.2
   FHLB agreements...........    438.8     --        438.8    220.0    218.8       438.8       2.0         2.1
                              --------    ---     -------- --------   ------    --------       ---         ---
       Total restricted
         assets.............. $1,684.2    $--     $1,684.2 $1,411.7   $272.5    $1,684.2       7.7%        7.9%
                              ========    ===     ======== ========   ======    ========       ===         ===

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2020 and 2019.

   As of December 31, 2020 and 2019, the Company held no other restricted assets.

   Collateral received and reflected as assets within the reporting entity's financial statements as of December 31, 2020 and 2019:

                                           2020
--------------------------------------------------------------------------------------------
                                                                                      % of
                                                                      % of BACV to  BACV to
                                                                      total assets   total
                                                                      (admitted and admitted
Description                                          BACV  Fair value nonadmitted)   assets
-----------                                          ----- ---------- ------------- --------
a.Cash, cash equivalents and short-term investments. $  --   $  --          -- %      -- %
b.Schedule D, Part 1................................    --      --          --         --
c.Schedule D, Part 2, Section 1.....................    --      --          --         --
d.Schedule D, Part 2, Section 2.....................    --      --          --         --
e.Schedule B........................................    --      --          --         --
f.Schedule A........................................    --      --          --         --
g.Schedule BA, Part 1...............................    --      --          --         --
h. Schedule DL, Part 1..............................  23.3    25.4         0.1        0.2
i.Other.............................................    --      --          --         --
                                                     -----   -----         ---        ---
j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $23.3   $25.4         0.1%       0.2%
                                                     =====   =====         ===        ===

                                     2020
 -----------------------------------------------------------------------------
                                                             % of liability to
                                                      Amount total liabilities
                                                      ------ -----------------
 k. Recognized obligation to return collateral asset. $26.0         0.2%

                                           2019
--------------------------------------------------------------------------------------------
                                                                                      % of
                                                                      % of BACV to  BACV to
                                                                      total assets   total
                                                                      (admitted and admitted
Description                                          BACV  Fair value nonadmitted)*  assets
-----------                                          ----- ---------- ------------- --------
a.Cash, cash equivalents and short-term investments. $  --   $  --         -- %       -- %
b.Schedule D, Part 1................................    --      --          --         --
c.Schedule D, Part 2, Section 1.....................    --      --          --         --
d.Schedule D, Part 2, Section 2.....................    --      --          --         --
e.Schedule B........................................    --      --          --         --
f.Schedule A........................................    --      --          --         --
g.Schedule BA, Part 1...............................    --      --          --         --
h.Schedule DL, Part 1...............................  16.2    17.1         0.1        0.1
i.Other.............................................    --      --          --         --
                                                     -----   -----         ---        ---
j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $16.2   $17.1         0.1%       0.1%
                                                     =====   =====         ===        ===

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


                                      2019
----------------------------------------------------------------------------------
                                                           % of liability to total
Description                                         Amount       liabilities
-----------                                         ------ -----------------------
k.Recognized obligation to return collateral asset. $17.7            0.1%

  (k) Working Capital Finance Investments

   As of December 31, 2020 and 2019, the Company had no working capital finance investments.

  (l) Offsetting and Netting of Assets and Liabilities

   The Company did not have any derivatives, repurchase and reverse repurchase, and securities borrowing and securities lending assets and liabilities that were offset and reported net as of December 31, 2020 and 2019.

  (m) 5GI Securities

   The table below presents 5GI securities held as of December 31, 2020 and 2019:

                                      Number of 5GI                Aggregate fair
                                      Securities    Aggregate BACV   value
            -                         ------------- -------------- --------------
            Investments               2020   2019   2020    2019   2020    2019
            -----------               ----   ----   ----    ----   ----    ----
            (1) Bonds - AC........... $--     --    $ --    $ --   $ --    $ --
            (2) LB&SS - AC...........  --      1      --      --     --      --
            (3) Preferred Stock - AC.  --     --      --      --     --      --
            (4) Preferred Stock - FV.   1      1     0.5     0.5    0.5     0.5
                                      ---     --     ----    ----   ----    ----
            (5) Total (1+2+3+4)......   1      2    $0.5    $0.5   $0.5    $0.5
                                      ===     ==     ====    ====   ====    ====

AC - Amortized cost            FV - Fair value

  (n) Short Sales

   The Company did not have any short sale transactions during the years ended December 31, 2020, 2019 and 2018.

(3)Aggregate Reserves

   As of December 31, 2020 and 2019, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the
Company:

                                       2020              2019
                                 ----------------  ----------------
                                          Interest          Interest
Line of business                  Amount   rates    Amount   rates
----------------                 -------- -------- -------- --------
Individual life:
   Traditional.................. $  560.1   4.2%   $  633.2   4.2%
   Universal....................  5,223.0   4.4%    5,199.5   4.4%
   Supplementary
     contracts with life
     contingencies..............     98.0   3.9%       90.7   4.3%
                                 --------          --------
          Total
            individual
            life................  5,881.1           5,923.4
                                 --------          --------
Group life......................     17.5   4.5%       18.9   4.5%
                                 --------          --------
          Total life............  5,898.6           5,942.3
                                 --------          --------

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                                                                             2020               2019
                                                                                      -----------------  -----------------
                                                                                                Interest           Interest
Line of business                                                                       Amount    rates    Amount    rates
----------------                                                                      --------- -------- --------- --------
Annuities:
   Individual annuities:
       Immediate..................................................................... $ 1,125.5   5.9%   $ 1,219.6   5.9%
       Deferred......................................................................   2,164.8   4.1%     2,598.4   4.1%
       Variable......................................................................      64.4   3.0%        64.0   4.0%
                                                                                      ---------          ---------
          Total
            individual
            annuities................................................................   3,354.7            3,882.0
                                                                                      ---------          ---------
   Group annuities:
       Other group
         annuities...................................................................      35.5   6.4%        39.1   6.4%
                                                                                      ---------          ---------
          Total annuities............................................................   3,390.2            3,921.1
                                                                                      ---------          ---------
Accidental death benefits............................................................       0.6   3.0%         0.6   3.0%
Disability:
   Active lives......................................................................      10.2   4.3%        11.6   4.3%
   Disabled lives....................................................................      75.3   3.4%        73.5   3.4%
                                                                                      ---------          ---------
          Total
            disability...............................................................      85.5               85.1
                                                                                      ---------          ---------
Other reserves.......................................................................   1,780.5   4.1%     1,417.5   4.1%
Accident and health:
   Individual........................................................................       0.8   3.5%         1.0   3.5%
                                                                                      ---------          ---------
          Total accident
            and health...............................................................       0.8                1.0
                                                                                      ---------          ---------

            Total life, annuities, and accident and health aggregate reserves........  11,156.2           11,367.6
                                                                                      ---------          ---------
Deposit-type funds:
   Supplementary
     contracts without
     life contingencies..............................................................     390.4   2.6%       403.8   2.7%
   Other deposit-type
     funds...........................................................................     365.6   2.5%       302.0   3.6%
                                                                                      ---------          ---------
          Total
            deposit-type
            funds....................................................................     756.0              705.8
                                                                                      ---------          ---------
          Total
            aggregate
            reserves and
            deposit-type
            funds.................................................................... $11,912.2          $12,073.4
                                                                                      =========          =========

   Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, GPO 58, 61 CIET, 61 CSI, 80 CSO, 80 CET, 2001 CSO, or 2017 CSO mortality tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 37SA, 2012 IAR, 2012 IAM Basic,
a-2012, or a-2000 mortality tables.

   As of December 31, 2020 and 2019, the Company had $957.0 and $716.7, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to AG38 part 8D.

   The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.6 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2020 and 2019.

   Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or calculated using appropriate multiples of standard rates of mortality. For two interest-sensitive life plans, with single or limited pay substandard extra premiums, the unearned portion of those substandard premiums are utilized as the substandard extra reserve.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process.

   The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra mortality rate calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process.

   As of December 31, 2020 and 2019, the Company had $27,243.4 and $29,987.7, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $236.2 and $256.2 as of December 31, 2020 and 2019, respectively, and are reported in aggregate reserves - life and annuity contracts.

   The tabular interest, tabular less actual reserve released, and tabular cost has been determined by formula as described in the NAIC instructions.

   Tabular interest on funds not involving life contingencies has been determined according to the valuation rate for each contract.

   As of December 31, 2020, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

                                                    2020
                            ---------------------------------------------------
                                      Separate
                                      accounts    Separate
                            General     with      accounts              Percent
                            account  guarantees nonguaranteed   Total   of total
A. Individual annuities:    -------- ---------- ------------- --------- --------
  (1) Subject to
   discretionary
   withdrawal:
     a. With market
       value adjustment.... $1,831.1   $12.5      $     --    $ 1,843.6   13.4%
     b. At book value
       less current
       surrender charge
       of 5% or more.......     42.4      --            --         42.4    0.3
     c. At fair value......       --      --       5,279.3      5,279.3   38.3
                            --------   -----      --------    ---------  -----
     d. Total with
       market value
       adjustment or at
       fair value (total
       of a-c).............  1,873.5    12.5       5,279.3      7,165.3   52.0
     e. At book value
       without
       adjustment
       (minimal or no
       charge or
       adjustment).........    838.0      --            --        838.0    6.1
  (2) Not subject to
   discretionary
   withdrawal..............  5,760.0      --          18.3      5,778.3   41.9
                            --------   -----      --------    ---------  -----
  (3) Total (gross:
   direct + assumed).......  8,471.5    12.5       5,297.6     13,781.6  100.0%
                                                                         =====
  (4) Reinsurance ceded....  5,018.8      --            --      5,018.8
                            --------   -----      --------    ---------
  (5) Total net (3) - (4).. $3,452.7   $12.5      $5,297.6    $ 8,762.8
                            ========   =====      ========    =========
  (6) Amount included in
   A(1)b above that will
   move to A(1)e for the
   first time within the
   year after the
   statement date:......... $   22.2   $  --      $     --    $    22.2
                            --------   -----      --------    ---------

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                      Separate
                                      accounts    Separate
                            General     with      accounts             Percent
                            account  guarantees nonguaranteed  Total   of total
B. Group annuities:         -------- ---------- ------------- -------- --------
  (1) Subject to
   discretionary
   withdrawal:
     a. With market
       value adjustment.... $    0.6    $ --        $  --     $    0.6    0.6%
     b. At book value
       less current
       surrender charge
       of 5% or more.......       --      --           --           --     --
     c. At fair value......       --      --         59.6         59.6   62.8
                            --------    ----        -----     --------  -----
     d. Total with
       market value
       adjustment or at
       fair value (total
       of a-c).............      0.6      --         59.6         60.2   63.4
     e. At book value
       without
       adjustment
       (minimal or no
       charge or
       adjustment).........      0.9      --           --          0.9    0.9
  (2) Not subject to
   discretionary
   withdrawal..............     34.0      --           --         34.0   35.7
                            --------    ----        -----     --------  -----
  (3) Total (gross:
   direct + assumed).......     35.5      --         59.6         95.1  100.0%
                                                                        =====
  (4) Reinsurance ceded....       --      --           --           --
                            --------    ----        -----     --------
  (5) Total net (3) - (4).. $   35.5    $ --        $59.6     $   95.1
                            ========    ====        =====     ========
  (6) Amount included in
   B(1)b above that will
   move to B(1)e for the
   first time within the
   year after the
   statement date:......... $     --    $ --        $  --     $     --
                            --------    ----        -----     --------

                                      Separate
                                      accounts    Separate
C. Deposit-type             General     with      accounts             Percent
contracts (no life          account  guarantees nonguaranteed  Total   of total
contingencies):             -------- ---------- ------------- -------- --------
  (1) Subject to
   discretionary
   withdrawal:
     a. With market
       value adjustment.... $     --    $ --        $  --     $     --    -- %
     b. At book value
       less current
       surrender charge
       of 5% or more.......       --      --           --           --     --
     c. At f4air value.....       --      --           --           --     --
                            --------    ----        -----     --------  -----
     d. Total with
       market value
       adjustment or at
       fair value (total
       of a-c).............       --      --           --           --     --
     e. At book value
       without
       adjustment
       (minimal or no
       charge or
       adjustment).........    344.4      --           --        344.4   26.3
  (2) Not subject to
   discretionary
   withdrawal..............    966.7      --           --        966.7   73.7
                            --------    ----        -----     --------  -----
  (3) Total (gross:
   direct + assumed).......  1,311.1      --           --      1,311.1  100.0%
                                                                        =====
  (4) Reinsurance ceded....    555.1      --           --        555.1
                            --------    ----        -----     --------
  (5) Total net (3) - (4).. $  756.0    $ --        $  --     $  756.0
                            ========    ====        =====     ========
  (6) Amount included in
   C(1)b above that will
   move to C(1)e for the
   first time within the
   year after the
   statement date:......... $     --    $ --        $  --     $     --
                            --------    ----        -----     --------

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   As of December 31, 2020, withdrawal characteristics of life actuarial reserves were as follows:

                                                                   Account value Cash value  Reserve
                                                                   ------------- ---------- ---------
A. General account
   (1) Subject to discretionary withdrawal, surrender values, or policy loans;
       a. Term policies with cash value...........................   $     --     $  155.9  $   223.6
       b. Universal life..........................................    1,736.8      1,720.0    2,055.7
       c. Universal life with secondary guarantees................    2,528.0      2,327.0    5,911.2
       d. Indexed universal life..................................       36.3         27.0       33.7
       e. Indexed universal life with secondary guarantees........         --           --         --
       f. Indexed life............................................         --           --         --
       g. Other permanent cash value life insurance...............         --           --         --
       h. Variable life...........................................         --           --         --
       i. Variable universal life.................................       10.8         10.8       11.1
       j. Miscellaneous reserves..................................         --           --         --
   (2) Not subject to discretionary withdrawal or no cash values
       a. Term policies without cash value........................        XXX          XXX    8,145.4
       b. Accidental death benefits...............................        XXX          XXX        0.6
       c. Disability - active lives...............................        XXX          XXX       12.7
       d. Disability - disabled lives.............................        XXX          XXX       78.0
       e. Miscellaneous reserves..................................        XXX          XXX    1,222.6
                                                                     --------     --------  ---------
   (3) Total (gross: direct + assumed)............................    4,311.9      4,240.7   17,694.6
   (4) Reinsurance ceded..........................................    1,172.1      1,044.3   10,620.0
                                                                     --------     --------  ---------
   (5) Total (net) (3) - (4)......................................   $3,139.8     $3,196.4  $ 7,074.6
                                                                     ========     ========  =========

                                                                   Account value Cash value Reserve
                                                                   ------------- ---------- -------
B. Separate account with guarantees
   (1) Subject to discretionary withdrawal, surrender values, or policy loans;
       a. Term policies with cash value...........................     $ --         $ --      $--
       b. Universal life..........................................       --           --       --
       c. Universal life with secondary guarantees................       --           --       --
       d. Indexed universal life..................................       --           --       --
       e. Indexed universal life with secondary guarantees........       --           --       --
       f. Indexed life............................................       --           --       --
       g. Other permanent cash value life insurance...............       --           --       --
       h. Variable life...........................................       --           --       --
       i. Variable universal life.................................       --           --       --
       j. Miscellaneous reserves..................................       --           --       --
   (2) Not subject to discretionary withdrawal or no cash values
       a. Term policies without cash value........................      XXX          XXX       --
       b. Accidental death benefits...............................      XXX          XXX       --
       c. Disability - active lives...............................      XXX          XXX       --
       d. Disability - disabled lives.............................      XXX          XXX       --
       e. Miscellaneous reserves..................................      XXX          XXX       --
                                                                       ----         ----      ---
   (3) Total (gross: direct + assumed)............................       --           --       --
   (4) Reinsurance ceded..........................................       --           --       --
                                                                       ----         ----      ---
   (5) Total (net) (3) - (4)......................................     $ --         $ --      $--
                                                                       ====         ====      ===

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


                                                                   Account value Cash value Reserve
                                                                   ------------- ---------- -------
C. Separate account nonguaranteed
   (1) Subject to discretionary withdrawal, surrender values, or policy loans;
       a. Term policies with cash value...........................    $   --       $   --   $   --
       b. Universal life..........................................        --           --       --
       c. Universal life with secondary guarantees................        --           --       --
       d. Indexed universal life..................................        --           --       --
       e. Indexed universal life with secondary guarantees........        --           --       --
       f. Indexed life............................................        --           --       --
       g. Other permanent cash value life insurance...............        --           --       --
       h. Variable life...........................................        --           --       --
       i. Variable universal life.................................     284.0        284.0    286.5
       j. Miscellaneous reserves..................................        --           --       --
   (2) Not subject to discretionary withdrawal or no cash values
       a. Term policies without cash value........................       XXX          XXX       --
       b. Accidental death benefits...............................       XXX          XXX       --
       c. Disability - active lives...............................       XXX          XXX       --
       d. Disability - disabled lives.............................       XXX          XXX       --
       e. Miscellaneous reserves..................................       XXX          XXX       --
   (3) Total (gross: direct + assumed)............................     284.0        284.0    286.5
                                                                      ------       ------   ------
   (4) Reinsurance ceded..........................................        --           --       --
                                                                      ------       ------   ------
   (5) Total (net) (3) - (4)......................................    $284.0       $284.0   $286.5
                                                                      ======       ======   ======

   Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2020 and 2019 were as follows:

                                       2020           2019
                                  -------------- --------------
                                         Net of         Net of
                                  Gross  loading Gross  loading
                                  ------ ------- ------ -------
                Industrial....... $  0.2 $  0.2  $  0.2 $  0.2
                Ordinary renewal.  160.0  399.5   172.9  479.5
                                  ------ ------  ------ ------
                   Total......... $160.2 $399.7  $173.1 $479.7
                                  ====== ======  ====== ======

   The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2020 and 2019.

Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit

   The Company's variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company's separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2020 and 2019, the Company had reserves related to these guaranteed benefits of $592.6 and $452.9, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31, 2020 and 2019:

                                                                      2020     2019
                                                                    -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.. $2,386.8 $1,851.6
   Net amount at risk.............................................. $    1.7 $    1.6
   Average attained age of contract holders........................       76       76

   Enhanced death benefits (step-up, roll-up, payment protection)
     account value................................................. $1,210.9 $1,762.1
   Net amount at risk.............................................. $  104.8 $  115.2
   Average attained age of contract holders........................       76       76

Account values with living benefit guarantees:
   Guaranteed minimum withdrawal benefits.......................... $1,724.1 $1,819.3
   Guaranteed annuitization benefits............................... $  973.0 $1,003.8

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contract holder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2020 and 2019, the Company's exposure related to GMWB and guaranteed annuitization benefits contracts that were considered "in the money" was $608.5 and $647.1, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

(4)Liability for Policy and Contract Claims

   Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.5, $0.6 and $0.6 as of December 31, 2020, 2019 and 2018 respectively, is summarized as follows:

                                                        2020  2019  2018
                                                        ----- ----- -----
       Balance as of January 1......................... $41.0 $42.9 $48.0
       Less reinsurance reserve credit and recoverable.  40.4  42.3  47.2
                                                        ----- ----- -----
              Net balance as of January 1..............   0.6   0.6   0.8
                                                        ----- ----- -----
       Incurred related to:
          Current year.................................    --   0.1    --
          Prior years..................................   0.1   0.1    --
                                                        ----- ----- -----
              Total incurred...........................   0.1   0.2    --
                                                        ----- ----- -----
       Paid related to:
          Current year.................................    --    --    --
          Prior years..................................   0.2   0.2   0.2
                                                        ----- ----- -----
              Total paid...............................   0.2   0.2   0.2
                                                        ----- ----- -----
              Net balance as of December 31............   0.5   0.6   0.6
       Plus reinsurance reserve credit and recoverable.  34.7  40.4  42.3
                                                        ----- ----- -----
       Balance as of December 31....................... $35.2 $41.0 $42.9
                                                        ===== ===== =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years.

   For the years ended December 31, 2020, 2019 and 2018, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.

   The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus also included $113.9 and $84.0 of life contract claims as of December 31, 2020 and 2019, respectively.

(5)Transactions with Affiliates

   The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates:

   GLIC
   GNA
   Genworth Mortgage Insurance Corporation ("GMIC")
   JLIC
   RLIC VI
   RLIC VII
   RLIC VIII
   RLIC X

   Effective April 9, 2020, RLIC IX was dissolved and returned contributed surplus to the Company in the amount $0.3 in cash on May 20, 2020.

   Effective March 12, 2020, Rivermont was dissolved and returned contributed surplus to the Company in the amounts of $1.5 and $0.1 in cash on March 30, 2020 and April 13, 2020, respectively. On February 12, 2020, Rivermont returned contributed surplus to the Company in the amount of $198.0, which consisted of $15.4 in cash, securities with a book value of $180.9 and accrued interest of $1.7.

   On December 13, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company paid a capital contribution to RLIC VI in the amount of $44.6 in cash.

   On December 12, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company received a return of capital from RLIC IX in the amount of $20.1 in cash.

   During 2019, the Company received a total return of capital from GNWLAAC RE in the amount of $8.8 in cash.

   For years ended December 31, 2020, 2019 and 2018, the Company made net payments for intercompany settlements of $59.9, $60.4 and $64.2, respectively.

   The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY's variable annuity products.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private, Ltd. and GMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided.

   The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company's indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 1.03%, 1.50% and 2.33% during the years ended December 31, 2020, 2019 and 2018, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2020 or 2019.

   The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements. During 2018, the Company recorded an adjustment for the administration of claims related to certain reinsurance agreements whereby the assuming reinsurer was only settling the net amount at risk instead of the full death benefit on universal life insurance contracts. The net impact to the Company's death benefits was $4.0 for years ended December 31, 2017 and prior. This impacted reinsurance agreements between the Company and Rivermont, JLIC, and GLIC as follows:

  . The Company cedes universal life insurance contracts to Rivermont. As a result of this adjustment, Rivermont owed the Company $27.5 for years ended December 31, 2017 and prior. Effective March 30, 2018, the Company, as counterparty to the reinsurance agreement and parent of Rivermont, agreed to not require payment of this amount from Rivermont. This was accounted for as a deemed capital contribution from the Company to Rivermont which was recorded as a decrease to the Company's unassigned surplus.

  . The Company also cedes universal life insurance contracts to JLIC. As a result of this adjustment, JLIC owed the Company $4.3 for years ended December 31, 2017 and prior. The Company received this amount on May 11, 2018.

  . The Company assumes universal life insurance contracts from GLIC. As a result of this adjustment, the Company owed GLIC $27.8 for years ended December 31, 2017 and prior. The Company paid this amount on May 11, 2018.

Total amounts due from or owed to affiliates as of December 31, 2020 and 2019 are included in the following balance sheet captions:

                                                              2020   2019
                                                             ------ ------
      Assets:
         Amounts recoverable from reinsurers and funds held. $410.4 $410.6
                                                             ------ ------
             Total assets................................... $410.4 $410.6
                                                             ====== ======
      Liabilities:
         Current Federal income tax payable................. $ 38.2 $ 47.8
         Payable to parent, subsidiaries and affiliates.....   10.6    7.3
         Other amounts payable on reinsurance...............   20.7   25.9
                                                             ------ ------
             Total liabilities.............................. $ 69.5 $ 81.0
                                                             ====== ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


(6)Income Taxes

   (a) Components of deferred tax assets and deferred tax liabilities

     1. The components of the net DTA recognized in the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2020 and 2019 were as follows:

                                   2020                    2019                    Change
                          ----------------------- ----------------------- -----------------------
                          Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital  Total
                          -------- ------- ------ -------- ------- ------ -------- ------- ------
a. Gross DTA.............  $566.1   $10.7  $576.8  $542.3   $11.3  $553.6  $ 23.8   $(0.6) $ 23.2
b. Statutory valuation
  allowance adjustment...      --      --      --      --      --      --      --      --      --
                           ------   -----  ------  ------   -----  ------  ------   -----  ------
c. Adjusted gross DTA
  (1a - 1b)..............   566.1    10.7   576.8   542.3    11.3   553.6    23.8    (0.6)   23.2
d. DTA nonadmitted.......   312.1     5.8   317.9   240.7     5.9   246.6    71.4    (0.1)   71.3
                           ------   -----  ------  ------   -----  ------  ------   -----  ------
e. Subtotal: net
  admitted DTA (1c - 1d).   254.0     4.9   258.9   301.6     5.4   307.0   (47.6)   (0.5)  (48.1)
f. DTL...................   147.0     0.9   147.9   178.1     1.0   179.1   (31.1)   (0.1)  (31.2)
                           ------   -----  ------  ------   -----  ------  ------   -----  ------
g. Net admitted DTA/
  (DTL) (1e - 1f)........  $107.0   $ 4.0  $111.0  $123.5   $ 4.4  $127.9  $(16.5)  $(0.4) $(16.9)
                           ======   =====  ======  ======   =====  ======  ======   =====  ======

     2. Admission calculation components for SSAP No. 101 as of December 31, 2020 and 2019:

                                    2020                    2019                    Change
                           ----------------------- ----------------------- ------------------------
                           Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital  Total
                           -------- ------- ------ -------- ------- ------ -------- ------- -------
a. Federal income taxes
  paid in prior years
  recoverable through
  loss carrybacks.........  $   --   $ 4.0  $  4.0  $   --   $ 4.4  $  4.4  $   --   $(0.4) $  (0.4)

b. Adjusted gross DTA
  expected to be
  realized (excluding
  the amount of DTA from
  2(a) above) after
  application of the
  threshold limitation.
  (The lessor of 2(b)1
  and 2(b)2 below)........   107.0      --   107.0   123.5      --   123.5   (16.5)     --    (16.5)

   1. Adjusted gross DTA
     expected to be
     realized following
     the balance sheet
     date.................   107.0      --   107.0   123.5      --   123.5   (16.5)     --    (16.5)

   2. Adjusted gross DTA
     allowed per
     limitation threshold.     XXX     XXX   132.1     XXX     XXX   186.1     XXX     XXX    (54.0)

c. Adjusted gross DTA
  (excluding the amount
  of DTA from 2(a) and
  2(b) above) offset by
  gross DTL...............   147.0     0.9   147.9   178.1     1.0   179.1   (31.1)   (0.1)   (31.2)
                            ------   -----  ------  ------   -----  ------  ------   -----  -------
d. DTA admitted as a
  result of the
  application of SSAP
  No. 101 (Total 2(a) +
  2(b) + 2(c))............  $254.0   $ 4.9  $258.9  $301.6   $ 5.4  $307.0  $(47.6)  $(0.5) $ (48.1)
                            ======   =====  ======  ======   =====  ======  ======   =====  =======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


     3.  Ratio used to determine applicable period used in 6(a)2:

                                                                        2020      2019
                                                                      --------  --------
a. Ratio percentage used to determine recovery period and threshold
  limitation amount..................................................      764%      802%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above..................... $1,008.1  $1,368.8

     4.  Impact of tax planning strategies:

         a. Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:

                                2020             2019            Change
                          ---------------  ---------------  ---------------
                          Ordinary Capital Ordinary Capital Ordinary Capital
                          -------- ------- -------- ------- -------- -------
1. Adjusted Gross DTAs
  Amount from Note 6a1(c)  $566.1   $10.7   $542.3   $11.3   $ 23.8   $(0.6)

2. Percentage of
  Adjusted Gross DTAs by
  Tax Character
  Attribute to the
  impact of Tax Planning
  Strategies.............      --%     --%      --%     --%      --%     --%

3. Net Admitted Adjusted
  Gross DTAs Amount from
  Note 6a1(e)............  $254.0   $ 4.9   $301.6   $ 5.4   $(47.6)  $(0.5)

4. Percentage of Net
  Admitted Adjusted
  Gross DTAs by Tax
  Character admitted
  because of the impact
  of tax planning
  strategies.............      --%     --%      --%     --%      --%     --%

         b. The Company did not use reinsurance tax planning strategies for the years ended December 31, 2020, 2019 and 2018.

  (b) Unrecognized deferred tax liabilities

   The Company did not have any unrecognized DTLs during the years ended December 31, 2020, 2019 and 2018.

  (c) Current income tax and change in deferred tax

   The provision for income taxes incurred on operations for the years ended December 31, 2020, 2019 and 2018 were as follows:

                                                          2020   2019  Change
                                                         ------  ----- ------
 1. Current Income Taxes
    a. Federal income taxes............................. $(37.6) $38.5 $(76.1)
    b. Foreign income taxes.............................     --     --     --
                                                         ------  ----- ------
    c. Federal and foreign income taxes.................  (37.6)  38.5  (76.1)
    d. Federal income tax on net capital gains (losses).    5.2    5.7   (0.5)
    e. Utilization of capital loss carry forwards.......     --     --     --
    f. Other............................................     --     --     --
                                                         ------  ----- ------
    g. Federal income tax incurred...................... $(32.4) $44.2 $(76.6)
                                                         ======  ===== ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

                                                          2019   2018   Change
                                                          ----- ------  ------
  1. Current Income Taxes
     a. Federal income taxes............................. $38.5 $(18.8) $57.3
     b. Foreign income taxes.............................    --     --     --
                                                          ----- ------  -----
     c. Federal and foreign income taxes.................  38.5  (18.8)  57.3
     d. Federal income tax on net capital gains (losses).   5.7   (1.6)   7.3
     e. Utilization of capital loss carry forwards.......    --     --     --
     f. Other............................................    --     --     --
                                                          ----- ------  -----
     g. Federal income taxes incurred.................... $44.2 $(20.4) $64.6
                                                          ===== ======  =====

   The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2020 and 2019:

                                                                            2020   2019  Change
                                                                           ------ ------ ------
2. DTA
   A. Ordinary
       1. Discounting of unpaid losses.................................... $   -- $   -- $   --
       2. Unearned premium reserve........................................     --     --     --
       3a. Transition reserves............................................    7.5    9.0   (1.5)
       3b. Policyholder reserves..........................................  407.2  372.7   34.5
       4. Investments.....................................................   14.4   24.4  (10.0)
       5. Deferred acquisition costs......................................  130.3  131.1   (0.8)
       6. Policyholder dividends accrual..................................     --     --     --
       7. Fixed assets....................................................    0.6    0.6     --
       8. Compensation and benefits accrual...............................     --     --     --
       9. Pension accrual.................................................     --     --     --
       10. Receivable-nonadmitted.........................................    1.9    0.2    1.7
       11. Net operating loss carry forward...............................     --     --     --
       12. Tax credit carry forward.......................................    1.8    2.0   (0.2)
       13. Other (including items less than 5% of total ordinary tax
         assets)..........................................................    2.4    2.3    0.1
                                                                           ------ ------ ------
       99. Subtotal ordinary..............................................  566.1  542.3   23.8
   B. Statutory valuation allowance adjustment............................     --     --     --
   C. Nonadmitted DTA.....................................................  312.1  240.7   71.4
                                                                           ------ ------ ------
   D. Admitted ordinary DTA (2A99 - 2B - 2C)..............................  254.0  301.6  (47.6)
   E. Capital.............................................................                   --
       1. Investments.....................................................   10.7   11.3   (0.6)
       2. Net capital loss carry forward..................................     --     --     --
       3. Real estate.....................................................     --     --     --
       4. Other (including items less than 5% of total ordinary tax
         assets)..........................................................     --     --     --
                                                                           ------ ------ ------
       99. Subtotal capital...............................................   10.7   11.3   (0.6)
   F. Statutory valuation allowance adjustment............................     --     --     --
   G. Nonadmitted DTA.....................................................    5.8    5.9   (0.1)
                                                                           ------ ------ ------
   H. Admitted capital DTA (2E99 - 2F - 2G)...............................    4.9    5.4   (0.5)
                                                                           ------ ------ ------
   I. Admitted DTA (2D + 2H).............................................. $258.9 $307.0 $(48.1)
                                                                           ====== ====== ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


                                                       2020   2019  Change
                                                      ------ ------ ------
     3. DTL
        A. Ordinary
            1. Investments........................... $ 12.4 $ 16.6 $ (4.2)
            2. Fixed assets..........................     --     --     --
            3. Deferred and uncollected premiums.....   84.0  100.7  (16.7)
            4(a). Transition reserves................   45.5   54.6   (9.1)
            4(b). Policyholder reserves..............    5.0    6.2   (1.2)
            5. Other.................................    0.1     --    0.1
                                                      ------ ------ ------
            99. Subtotal ordinary....................  147.0  178.1  (31.1)
                                                      ------ ------ ------
        B. Capital
            1. Investments...........................    0.9    1.0   (0.1)
            2. Real estate...........................     --     --     --
            3. Other.................................     --     --     --
                                                      ------ ------ ------
            99. Subtotal capital.....................    0.9    1.0   (0.1)
                                                      ------ ------ ------
        C. DTL (3A99 + 3B99).........................  147.9  179.1  (31.2)
                                                      ------ ------ ------
     4. Net DTA (DTL) (2I - 3C)...................... $111.0 $127.9 $(16.9)
                                                      ====== ====== ======

   Based on an analysis of the Company's tax position for the year ended December 31, 2020, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established.

   The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):

                                                                    December 31,
                                                                    -------------
                                                                     2020   2019  Change
                                                                    ------ ------ ------
Total gross DTA.................................................... $576.8 $553.6 $ 23.2
Statutory valuation allowance adjustment...........................     --     --     --
                                                                    ------ ------ ------
Adjusted gross DTAs................................................  576.8  553.6   23.2
Total gross DTL....................................................  147.9  179.1  (31.2)
                                                                    ------ ------ ------
Net DTA (DTL)...................................................... $428.9 $374.5   54.4
                                                                    ====== ======
Deferred tax on change in net unrealized capital gains (losses)....                 (4.0)
Change in deferred tax for prior period correction (see Note 1(w)).                 (7.7)
                                                                                  ------
Change in net deferred income taxes................................               $ 42.7
                                                                                  ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


  (d) Reconciliation of Federal income tax rate to actual effective tax rate

   The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2020, 2019 and 2018:

                                                                            2020    2019    2018
                                                                           ------  ------  ------
Provision computed at statutory tax rate.................................. $(44.3) $ 49.1  $(50.7)
Tax exempt interest.......................................................   (0.4)   (0.4)   (0.4)
Benefit of dividends......................................................   (2.0)   (2.5)   (2.6)
Change in reserve on account of change in valuation basis.................  (20.2)     --      --
Change in tax contingency reserve.........................................     --      --     0.4
Statutory amortization of IMR.............................................   (0.2)     --      --
Foreign taxes.............................................................   (0.5)   (3.5)    0.2
Change in nonadmitted assets..............................................   (0.9)   (1.3)    0.5
Deferred reinsurance gains................................................   (6.2)  (23.7)    8.4
Change in statutory valuation allowance...................................     --      --    (7.4)
Prior year provision to return true-up....................................   (0.5)   (0.8)   (2.7)
Reinsurance transaction treated as nontaxable reorganization (see Note 8).     --    12.0      --
Other adjustments.........................................................    0.1     1.0    (0.1)
                                                                           ------  ------  ------
   Total.................................................................. $(75.1) $ 29.9  $(54.4)
                                                                           ======  ======  ======
Federal income taxes incurred............................................. $(32.4) $ 44.2  $(20.4)
Change in net deferred income taxes.......................................  (42.7)  (14.3)  (34.0)
                                                                           ------  ------  ------
   Total.................................................................. $(75.1) $ 29.9  $(54.4)
                                                                           ======  ======  ======

  (e) Operating loss and tax credit carry forwards and protective tax deposits

   As of December 31, 2020, the Company had no operating losses to carry forward.

   As of December 31, 2020, the Company had tax credits to carry forward that will expire, if unutilized, as follows:

                     Origination year  Amount Expires after
                     ----------------  ------ -------------
                          2013          $0.5      2023
                          2014           0.4      2024
                          2015           0.2      2025
                          2018           0.5      2028
                          2019           0.2      2029

   As of December 31, 2020, the amount of federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are as follows:

                           Tax year  Capital Ordinary
                           --------  ------- --------
                            2019      $5.7     $--
                            2020       5.2      --

   The Company had no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


  (f) Consolidated Federal income tax return

   The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2020:

   ASI
   Capital Brokerage Corporation
   Genworth
   Genworth Annuity Service Corporation
   Genworth Financial Agency, Inc.
   Genworth Financial Assurance Corporation
   Genworth Financial Services, Inc.
   Genworth Holdings, Inc. ("Genworth Holdings")
   Genworth Insurance Company
   GLIC
   GLICNY
   Genworth Mortgage Holdings, LLC
   Genworth Mortgage Holdings, Inc.
   GMIC
   Genworth Mortgage Insurance Corporation of North Carolina
   Genworth Mortgage Reinsurance Corporation
   Genworth Mortgage Services, LLC
   GNA
   HGI Annuity Service Corporation
   JLIC
   Mayflower Assignment Corporation
   Monument Lane IC 1, Inc.
   Monument Lane IC 2, Inc.
   Monument Lane PCC, Inc.
   Newco
   National Eldercare Referral System, LLC
   Rivermont/1/
   RLIC VI
   RLIC VII
   RLIC VIII
   RLIC IX/2/
   RLIC X
   Sponsored Captive Re, Inc.
   United Pacific Structured Settlement Company
--------
/1/  Rivermont was dissolved effective March 12, 2020.
/2/  RLIC IX was dissolved effective April 9, 2020.

   The Company is a part of the overall Tax Allocation Agreement between Genworth and certain of its subsidiaries. This agreement was approved by state insurance regulators and the Company's Board of Directors. The tax allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company's policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth's Federal consolidated U.S. corporation income tax return.

   The Company and its indirect parent, Genworth, have special tax agreements with the Company's direct subsidiaries RLIC VII and RLIC VIII. The agreements obligate the Company to receive or make payments on behalf of RLIC VII and

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

RLIC VIII for Federal income tax amounts receivable or payable by RLIC VII and RLIC VIII under a separate Tax Allocation Agreement. The Company accounts for these payments as additional investment in common stock of affiliates. As of December 31, 2020, the Company has recorded a tax receivable and a decrease in investment in common stock of affiliates of $4.5 for RLIC VII and a tax payable and an increase in investment in common stock of affiliates of $0.5 for RLIC VIII related to these agreements.

   The Company and its direct parent, GLIC, were also parties to a separate special tax sharing agreement with the Company's direct subsidiary, Rivermont. The agreement allocated the tax benefit of Rivermont's net operating losses ("NOLs") from tax years prior to 2009 to the Company. The Company repaid such benefits to Genworth to the extent Rivermont has taxable income in the future. For NOLs incurred in 2009 and subsequent years, Rivermont recorded a current tax benefit and received tax benefit payments from Genworth for NOLs incurred by Rivermont and used by the consolidated tax group, in accordance with the terms of the Tax Allocation Agreement. On February 19, 2020, the special tax sharing agreement with Rivermont was terminated.

   Prior to 2018, the Company also had special tax sharing agreements (the "Old Special Tax Agreements") with its direct subsidiaries, RLIC VI, RLIC IX and RLIC X. The Old Special Tax Agreements allocated to the Company the tax benefits of the respective subsidiaries' (i.e., RLIC VI, RLIC IX or RLIC X, as appropriate) current NOLs. Such benefits would have been repaid to Genworth to the extent the subsidiaries had taxable income in the future. Until such time as these benefits had been fully repaid, each subsidiary was not obligated to make payments under the overall tax allocation agreement or applicable Old Special Tax Agreement for Federal income tax. Additionally, under the Old Special Tax Agreements with RLIC VI, RLIC IX and RLIC X, the Company would have assumed the respective subsidiaries tax liability if such liability would cause the Company's RBC ratio to fall below 300%. The Old Special Tax Agreements were terminated effective May 31, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X.

   In 2018, the Company entered into new special tax sharing agreements (the "New Special Tax Sharing Agreements") with RLIC VI, RLIC IX and RLIC X and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. The special tax sharing agreement with RLIC IX was subsequently terminated effective May 1, 2020. Under the New Special Tax Sharing Agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC X and previously RLIC IX for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed capital contributions to RLIC VI, RLIC X and previously RLIC IX. The tax payments received by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed dividends from RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2020, the Company recorded tax payables and an increase in common stock of affiliates of $0.5 and $3.3 to RLIC VI and RLIC X, respectively, and a de minimis tax receivable and a decrease in investment in common stock of affiliates to RLIC IX, related to the New Special Tax Sharing Agreements. As discussed in Note 2(b), the Company carries RLIC VI, RLIC X and previously RLIC IX at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned deficit.

   Effective January 1, 2018, the Company entered into a new Special Tax Allocation Agreement with Genworth whereby the Company agreed to settle intercompany taxes under the terms of the overall Tax Allocation Agreement of the Genworth Consolidated Group as if the Company and RLIC VI, RLIC X and previously RLIC IX continued to calculate tax reserves under Model Regulation 830 for U.S. federal income tax purposes, notwithstanding that the consolidated group filed its U.S. federal income tax return limiting the tax reserve based upon the Net GAAP Liability shown on the statutory annual statements of RLIC VI, RLIC X and previously RLIC IX. The purpose of the new Special Tax Allocation Agreement between the Company and Genworth is to defer the recognition of tax expense and related intercompany tax settlements by the Company until the time at which the Company would have made the payments absent the change in the Permitted Practices for RLIC VI, RLIC X and previously RLIC
IX. As of December 31, 2020, the Company recorded a decrease to current tax receivable and an increase to unassigned deficit of $4.3 related to this agreement.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The cumulative benefit recognized by the Company relating to the special tax sharing agreements with Rivermont, RLIC VI, RLIC X, and previously RLIC IX and the Special Tax Allocation Agreement with Genworth was $410.0 and $418.1 as of December 31, 2020 and 2019, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future.

   For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. With possible exceptions (including the possibility that the Internal Revenue Service ("IRS") may examine tax years that impact operating loss deduction carryforwards but are otherwise closed), the Company is no longer subject to U.S. Federal tax examinations for years through 2016. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations.

  (g) Federal or foreign income tax loss contingencies

   As of December 31, 2020, 2019 and 2018, the total amount of unrecognized tax benefits was $7.2, which, if recognized, would affect the effective tax rate on operations.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2020, 2019 and 2018, the Company accrued no interest or no penalties. The Company had no interest liability balance and no penalty balances as of December 31, 2020, 2019 and 2018.

   As a result of Genworth's open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2021.

  (h) State transferable and non-transferable tax credits

   The carrying value of transferable and non-transferable state tax credits gross of any related tax liabilities and total unused transferable and non-transferable state tax credits by state and in total were as follows:

                                                            2020
                                                    ---------------------
      Description of state transferable and               Carrying Unused
      non-transferable tax credits                  State  value   amount
      ----------------------------                  ----- -------- ------
      New Market...................................  MS     $0.4    $0.4
      New Market...................................  NE      0.1     0.1
      Urban Development............................  CT      0.5     0.5
                                                            ----    ----
         Total.....................................         $1.0    $1.0
                                                            ====    ====

                                                            2019
                                                    ---------------------
      Description of state transferable and               Carrying Unused
      non-transferable tax credits                  State  value   amount
      ----------------------------                  ----- -------- ------
      New Market...................................  MS     $0.6    $0.6
      New Market...................................  NE      0.3     0.3
      New Market...................................  NV      0.1     0.1
      Urban Development............................  CT      0.4     0.4
      Urban Development............................  FL      1.1     1.1
                                                            ----    ----
         Total.....................................         $2.5    $2.5
                                                            ====    ====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits.

   The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2020 and 2019.

   The state tax credits admitted and nonadmitted were as follows:

                                      2020                 2019
                              -------------------- --------------------
                               Total      Total     Total      Total
                              admitted nonadmitted admitted nonadmitted
                              -------- ----------- -------- -----------
         Transferable........   $ --       $--       $ --       $--
         Non-transferable....    1.0        --        2.5        --
                                ----       ---       ----       ---
            Total............   $1.0       $--       $2.5       $--
                                ====       ===       ====       ===

(7)Commitments and Contingencies

  (a) Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial statements of the Company.

   On January 21, 2021, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon captioned Patsy H. McMillan, Individually and On Behalf Of All Others Similarly Situated, v. Genworth Life and Annuity Insurance Company. Plaintiff seeks to represent life insurance policyholders, alleging that the Company impermissibly calculated cost of insurance rates to be higher than that permitted by her policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5.0. On April 5, 2021, the Company filed an answer to plaintiff's complaint The Company intends to vigorously defend this action.

   On April 6, 2020, the Company was named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Brighton Trustees, LLC, on behalf of and as trustee for Diamond LS Trust; and Bank of Utah, solely as securities intermediary for Diamond LS Trust; on behalf of themselves and all others similarly situated v. Genworth Life and Annuity Insurance Company. On May 13, 2020, the Company was also named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Ronald L. Daubenmier, individually and on behalf of himself and all others similarly situated v. Genworth Life and Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District Court for the Eastern District of Virginia issued an order consolidating the Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that the Company subjected policyholders to an unlawful and excessive cost of insurance increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5.0. On August 31, 2020, the Company filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. The Company intends to continue to vigorously defend this action.

   In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. The plaintiff alleged unlawful and excessive cost of insurance ("COI") charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enjoin the case in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement (the "McBride settlement") that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file its counterclaim, which alleges that plaintiff breached the covenant not to sue contained in the prior settlement agreement by filing its current action. On March 15, 2019, the Middle District of Georgia granted the Company's motion to enjoin and denied its motion for leave to file its counterclaim. As such, plaintiff is enjoined from pursuing its class action in the Eastern District of Virginia. On March 29, 2019, plaintiff filed a notice of appeal in the Middle District of Georgia, notifying the Court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company's motion to enjoin. On March 29, 2019, the Company filed its notice of cross-appeal in the Middle District of Georgia, notifying the Court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company's counterclaim. On April 8, 2019, the Eastern District of Virginia dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. The Company filed its response to plaintiff's appeal memorandum on July 3, 2019. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and the Company's cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether the Company has altered how it calculates or charges cost of insurance since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on the Company's counterclaim. The Company intends to continue to vigorously defend the dismissal of this action.

   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et. al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that the Company and other unrelated noteholders (the "Defendant Group") not entitled to the amounts received. On June 28, 2016, the court granted the Company's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal to the United States Court of Appeals for the Second Circuit on February 6, 2017. On
March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals for the Second Circuit issued a decision affirming the dismissal of this case.

   As of December 31, 2020, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters.

  (b) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   As of December 31, 2020 and 2019, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $6.8 and $7.1, respectively, and a related premium tax benefit asset of $7.4 and $7.6, respectively. These amounts represent management's best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company's share of the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law.

   The following table provides information about the Company's guaranty funds receivable as of December 31, 2020 and 2019:

                                                                        2020 2019
                                                                        ---- ----
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end............................................ $7.6 $7.4
   Decreases current year:
       Premium tax offset applied......................................  0.5  0.4
   Increases current year:
       Cash payment adjustment.........................................   --  0.4
       True up adjustment..............................................  0.3  0.2
                                                                        ---- ----
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end.......................................... $7.4 $7.6
                                                                        ==== ====

   The Company's guaranty fund liabilities and assets related to assessments from insolvencies of entities that wrote LTC contracts were de minimis as of December 31, 2020 and 2019.

  (c) Related Party Guarantees

   The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company's annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company's structured settlement business.

   There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee were $258.8 as of December 31, 2020. The guarantee will remain intact until modified or rescinded by the Company's board of directors.

  (d) Commitments

   As of December 31, 2020, the Company had future commitments of $4.7 on its investments in limited partnerships, $4.3 in commercial mortgage loans, and $13.0 in private placement securities. These limited partnerships are part of the Company's private equity and real estate programs. The funding commitments relate to future equity stakes taken in portfolio of private companies and investments in fixed maturity securities.

(8)Reinsurance

   The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies.

   On March 6, 2019, Scottish Re US Inc. ("Scottish Re"), a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. The proposed Plan of Rehabilitation of Scottish Re was filed in the Court of Chancery of the State of Delaware on June 30, 2020. On March 16, 2021, the Receiver filed a Draft Amended Plan of Rehabilitation (the "Amended Plan") that was accompanied by a proposed order requiring the Receiver to file any modifications to the Amended Plan on or before May 3, 2021 with any objections required to be submitted on or before June 7, 2021. The Company does not know what deadlines the Court of Chancery actually will impose or if requests for extensions of time will be made and/or granted. Total ceded reserves to Scottish Re were $15.9 as of December 31, 2020. As of December 31, 2020, reinsurance recoverable included $9.0 related to Scottish Re, but the Company nonadmitted $8.6 for amounts over 90 days past due. The Company will continue to monitor the plan of rehabilitation and the expected recovery of the claims balance.

   The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2020, 2019 and 2018 were as follows:

                    Premiums earned                 Benefits incurred
            -------------------------------  -------------------------------
               2020       2019       2018       2020       2019       2018
            ---------  ---------  ---------  ---------  ---------  ---------
   Direct.. $ 1,107.7  $ 1,179.3  $ 1,226.6  $ 2,261.6  $ 2,201.8  $ 2,251.4
   Assumed.     275.7      287.2      299.0      305.1      248.4      261.3
   Ceded...  (1,208.2)  (2,367.5)  (1,519.2)  (1,809.4)  (1,722.2)  (1,689.7)
            ---------  ---------  ---------  ---------  ---------  ---------
      Net.. $   175.2  $  (901.0) $     6.4  $   757.3  $   728.0  $   823.0
            =========  =========  =========  =========  =========  =========

   The Company did not have any retrospectively rated contracts or contracts subject to redetermination.

  Affiliated Special Purpose Captives Reinsurance Transactions

   The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2020 and 2019 related to these treaties were as follows:

                                                   2020     2019
                                                 -------- --------
              Universal Life Insurance Business
              JLIC..............................     24.2     60.9

              Term Life Insurance Business
              RLIC VI........................... $2,319.3 $2,383.7
              RLIC VII..........................    405.7    502.4
              RLIC VIII.........................  1,041.6  1,046.8
              RLIC X............................    861.3    806.9

  JLIC

   The Company has reinsurance agreements whereby it cedes certain universal life and term life insurance policies to JLIC. During 2020, the Company recorded a prior period correction which decreased reserves ceded to JLIC by $36.7. See Note 1(w).

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


  RLIC VI

   The Company is a party to a coinsurance reinsurance agreement with RLIC VI whereby it previously only ceded certain term life insurance business to RLIC
VI. Effective December 1, 2019, the Company amended and restated the coinsurance treaty with RLIC VI to include additional term life and universal life insurance business which was recaptured by the Company from RLIC IX and Rivermont in December 2019 and then ceded to RLIC VI. As a result of this amendment, the Company ceded $1,583.9 of initial premium, with an initial allowance of $888.0 to RLIC VI in 2019. The net consideration of $695.8 was withheld by the Company and recorded as funds withheld.

   For U.S. federal income tax purposes, the reinsurance transactions discussed above between the Company and RLIC VI effective December 1, 2019 were treated as tax-free reinsurance transactions. Therefore, the assets and liabilities of RLIC IX and Rivermont that were recaptured by the Company and subsequently ceded to RLIC VI were transferred without the recognition of a tax gain or loss.

   Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC VI, the Company was responsible for the U.S. federal income tax liabilities of RLIC VI (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC VI due to the reinsurance transactions discussed above.

   Effective December 1, 2019, RLIC VI also entered into a new monthly renewable term ("MRT") reinsurance agreement with Hannover Re (Ireland) DAC ("Hannover Re Ireland") whereby it retroceded 100% of the mortality risk on the additional term life insurance business assumed from the Company on December 1, 2019 to Hannover Re Ireland.

   RLIC VI previously entered into a MRT reinsurance agreement with GLIC to cede the mortality risk on the reinsurance policies assumed from the Company. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC VI recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with New Reinsurance Company Ltd ("NewRe") whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe.

   RLIC VI also entered into an XOL reinsurance agreement with the Company and Canada Life, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VI in an amount, subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. The coinsurance treaty between the Company and RLIC VI, as well as the XOL reinsurance agreement between the Company, RLIC VI, and Canada Life were amended to reflect the MRT reinsurance agreement change.

   Under the XOL reinsurance agreement with Canada Life, Canada Life Michigan would pay claims up to the difference between full statutory reserves and qualified reserves, subject to a cap, if both the funds withheld account and RLIC VI's capital and surplus, as supported by settlements under the New Re MRT treaty, are exhausted to zero. Effective December 1, 2019, RLIC VI terminated this treaty with Canada Life Michigan and the Company and entered into a new XOL treaty in order to increase the size of the XOL coverage amount given the additional business assumed from the Company. Under the new XOL treaty, in general, Canada Life Barbados will pay claims up to the difference between
(i) full statutory reserves and (ii) the combination of the qualified reserves and economic reserves, subject to a cap, as supported as settlements under the New Re MRT treaty and the Hannover Re MRT treaty, if the term life and universal life funds withheld accounts and RLIC VI's capital and surplus are exhausted to zero.

   During 2020, 2019 and 2018, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.1, $1.5 and $2.4 at the beginning of the period of recapture for the years ended December 31, 2020, 2019 and 2018, respectively.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


  RLIC VII

   The Company is a party to a coinsurance with funds withheld agreement with RLIC VII whereby it cedes certain term life insurance business to RLIC VII.
RLIC VII is also a party to a MRT reinsurance agreement with SCOR Global Life USA to retrocede 90% of the mortality risk on policies assumed from the Company.

   The Company also entered into an XOL reinsurance agreement with RLIC VII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

  RLIC VIII

   The Company is a party to a coinsurance with funds withheld agreement with RLIC VIII to cede term life insurance business. RLIC VIII entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from the Company.

   The Company also entered into an XOL reinsurance agreement with RLIC VIII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

RLIC X

   The Company is a party to a coinsurance with funds withheld agreement with RLIC X whereby it cedes certain term life insurance business to RLIC X.

   The Company also entered into an XOL reinsurance agreement with RLIC X and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016.

   RLIC X entered into a MRT reinsurance agreement with GLIC to retrocede the mortality risk on the reinsured policies assumed from the Company to GLIC. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC X recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with NewRe whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC X, as well as the XOL between the Company, RLIC X, and Hannover were amended to reflect the MRT reinsurance agreement change.

   During 2020 and 2019, under the terms of its coinsurance treaty with RLIC X, the Company recaptured term life insurance policies from RLIC X where the level term period of the policies had expired. Reserves held on recaptured policies were $0.2 and $0.6 at the beginning of the period of recapture for the years ended December 31, 2020 and 2019, respectively.

Rivermont

   The Company previously was a party to an indemnity reinsurance agreement with Rivermont to cede certain universal life insurance reserves from the Company to Rivermont on a coinsurance and modified coinsurance ("Modco") basis for policies issued by or assumed from other affiliates of the Company with policy effective dates in calendar year 1999 and

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

January 1, 2001 through June 30, 2006. Effective December 1, 2019, the Company recaptured all of the universal life insurance business previously ceded to Rivermont with such business having $455.2 and $391.4 in coinsurance and modified coinsurance reserves, respectively, as of November 30, 2019 and terminated this reinsurance agreement. As consideration for the recapture, Rivermont paid the Company a recapture fee of $101.7 which represented approximately 80% of the excess economic reserves of the recaptured business. For the recapture fee, Rivermont transferred bonds with market value of $97.1 and a book value of $82.0, accrued interest of $0.9 and cash of $3.7 to the Company. The difference between the recaptured coinsurance reserves of $455.2 and the book value of the assets transferred for the recapture fee recorded through commissions and expense allowances on reinsurance ceded of $86.6 was recorded as a statutory net loss of $368.6 for the Company in 2019. The universal life insurance business recaptured from Rivermont was subsequently ceded to RLIC VI in December 2019 as discussed below. As of December 31, 2019, there was no remaining reinsurance in Rivermont.

   Pursuant to the special tax sharing agreements discussed in Note 6 between the Company and Rivermont, the Company was responsible for the U.S. federal income tax liabilities of Rivermont (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of Rivermont due to the reinsurance transaction discussed above. The special tax sharing agreement with Rivermont discussed above was terminated on February 19, 2020.

   Genworth Holdings entered into a limited guaranty with Rivermont pursuant to which Genworth Holdings guaranteed that Rivermont would receive a prescribed rate of return on the Modco reinsurance assets. The intent of the limited guaranty was to mitigate credit/interest rate risk within Rivermont and leave Rivermont with only insurance (mortality) risk. The Genworth Holdings limited guaranty provided Rivermont with the required liability payments in the event that there was a shortfall in Rivermont's ability to fund its interest obligations. The probability of a Genworth Holdings payment was remote and would only occur if cash flows from (a) actual earned interest income from economic reserve assets, (b) investment income on Modco reinsurance assets, and
(c) calculated experience refunds from mortality gains, are insufficient to cover the liability payments. The limited guaranty was terminated effective December 31, 2019.

   In 2006, as a first part of the securitization of its excess AG38 (also known as AXXX) reserves, Rivermont sold $315.0 of surplus notes to fund the excess AXXX statutory reserves for the universal life insurance business that was assumed from the Company. Assets were held in a trust to the benefit of the Company as collateral. In January 2020, Rivermont redeemed all of its $315.0 of outstanding surplus notes.

   Genworth entered into a liquidity commitment agreement with Rivermont and the capital market trusts that held the surplus notes issued by Rivermont. The liquidity commitment agreement maintained that Genworth would, on the maturity date of the surplus notes (45 years from date of issue) loan to each capital market trust an amount equal to the then market value of assets held in the reinsurance trust. The liquidity commitment agreement was terminated effective January 27, 2020.

   On October 24, 2006, the Company also entered into an agreement with MBIA, the financial guarantor, for the benefit of Rivermont. The agreement, among other things, obligated the Company (subject to certain exclusions) to indemnify and hold harmless Rivermont, MBIA, and Milliman from and against any and all claims, liabilities, losses, costs and expenses, and damages that may be incurred by or asserted against Rivermont, MBIA and Milliman by any party relating to or arising out of the transactions contemplated by the reinsurance agreement between the Company and Rivermont dated October 24, 2006, or certain related agreements, to the extent that such losses, claims, liabilities, expenses or damages resulted from Rivermont's failure to make any payment required to be made by it to any party under any such agreement, but excluding any payments of premiums, fees and expenses to be made in the ordinary course, and payments of principal and interest on the surplus notes issued by Rivermont. This agreement was also terminated effective January 27, 2020.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


RLIC IX

   The Company was a party to a coinsurance with funds withheld agreement to cede certain term life insurance business to RLIC IX. RLIC IX also entered into a MRT reinsurance agreement with Hannover Re (Ireland) Plc ("Hannover Ireland") to retrocede 100% of the mortality risk on the reinsured policies assumed from the Company to Hannover Ireland. Effective December 1, 2019, the Company recaptured all of the term life insurance business previously ceded to RLIC IX with such business having $737.3 in reserves as of November 30, 2019 and terminated the RLIC IX Coinsurance Treaty. As consideration for the recapture, RLIC IX paid the Company a net terminal payment of $0.9 in cash on December 12, 2019. The difference between the recaptured reserves of $737.3 and the terminal reserve adjustment recorded through commissions and expense allowances on reinsurance ceded of $225.3 was recorded as a statutory net loss of $512.0 for the Company in 2019. The term life insurance business recaptured from RLIC IX was subsequently ceded to RLIC VI in December 2019 as discussed above. Additionally, the MRT reinsurance agreement between RLIC IX and Hannover Ireland was recaptured and terminated effective December 1, 2019.

   Effective July 1, 2016, the Company entered into an XOL reinsurance agreement with Canada Life and RLIC IX. As per this XOL reinsurance agreement, Canada Life would pay claims up to the difference between full statutory reserves and qualified reserves subject to a cap, if both the funds withheld account and the RLIC IX capital and surplus, as supported by settlements under the MRT reinsurance agreement between the Company and Hannover Ireland, were exhausted. This agreement was terminated effective December 1, 2019.

   As of December 31, 2019, there was no remaining reinsurance in RLIC IX.

   Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC IX, the Company was responsible for the U.S. federal income tax liabilities of RLIC IX (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC IX due to the reinsurance transactions discussed above. The special tax sharing agreement with RLIC IX discussed above was terminated effective May 1, 2020.

Other Affiliate Reinsurance Transactions

   Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC. Ceded reinsurance reserves to GLIC as of December 31, 2020 and 2019 were $793.5 and $852.0, respectively.

   Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies including total living coverage ("TLC") insurance policies from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company. Reserves assumed as of December 31, 2020 and 2019 were $1,540.3 and $1,407.8, respectively.

   Effective November 1, 2016, the Company amended and restated its existing LTC treaty with GLIC to cede the remaining LTC policies to GLIC. Reserves ceded as of December 31, 2020 and 2019 were $75.1 and $85.0, respectively.

   Effective April 1, 2017, the Company assumed certain term life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $48.6 and $51.6, respectively.

   Effective April 1, 2017, the Company assumed certain universal life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $122.4 and $127.1, respectively.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   Effective April 1, 2017, the Company assumed certain single premium whole life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $102.2 and $110.9, respectively.

Significant External Reinsurers

   On April 15, 2004, the Company entered into two reinsurance agreements with Union Fidelity Life Insurance Company ("UFLIC") pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2020 and 2019 were $569.7 and $578.4, respectively, and Modco reserves established by the Company as of December 31, 2020 and 2019 for the separate accounts were $1,629.6 and $1,565.8, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2020 and 2019 were $5,067.4 and $5,192.5, respectively.

   Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2020 and 2019 were $0.3 and $0.4, respectively. To secure the payment of its obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2020, the amount of assets in the trust was $5,722.1.

   Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance business on coinsurance, Modco with funds withheld and yearly renewable term ("YRT") basis. As of December 31, 2020 and 2019, ceded Modco reserves were $750.2 and $752.9, respectively. Ceded yearly renewable term reserves were $149.1 and $152.7, respectively, and ceded coinsurance reserves were $1,490.7 and $1,430.7, respectively.

   Effective December 1, 2018, the Company amended an existing treaty with Hannover containing both term and universal life insurance contracts that are reinsured on a combined coinsurance/modified coinsurance ("Co/Modco") basis and YRT basis. This amendment included the following:

  . Term life insurance conversions issued in 2001 through June 2006 previously reinsured on a 100% quota share YRT basis changed to a 100% quota share Co/Modco basis.

  . Term life insurance issued in 1996 through 2000 previously reinsured on a 25% quota share YRT basis was recaptured and added to an existing reinsurance agreement with the Canada Life as discussed further below.

  . Universal life insurance issued in 1980 through 1998 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was recaptured and added to this treaty on a 100% quota share YRT basis.

  . Term universal life insurance issued in 2009 through 2014 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was changed to 80% quota share and the 20% quota share was added to this treaty.

   The items above resulted in a net increase of $293.0 in ceded reserves and an initial gain of $94.3 of which $74.5, net of tax, was deferred. Effective December 1, 2018, the Company also executed several recaptures that were included as part of this amendment, collectively referred to as the "December 1, 2018 Hannover Amendment" in the discussion below. The net impact on ceded reserves of the December 1, 2018 Hannover Amendment was $141.3.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   Effective December 1, 2018, the Company also amended an existing treaty with Canada Life reinsuring a 75% quota share of certain term life insurance business on a YRT basis. As discussed above, the term life insurance issued in 1996 through 2000 previously reinsured to Hannover on a 25% quota share YRT basis was recaptured and added to this treaty, increasing the quota share to 100%. The amendment resulted in a net increase of $56.7 in ceded reserves and an initial gain of $27.7, of which $21.9, net of tax, was deferred.

   Effective December 31, 2014, the Company entered into a reinsurance agreement with Hannover to cede certain term universal life insurance business on a yearly renewable term basis. Effective July 1, 2018, the Company recaptured certain universal life insurance contracts from Hannover under this reinsurance agreement and RGA Reinsurance Company, under a separate reinsurance agreement. As a result, the Company recaptured $105.1 of reserves and received a recapture fee of $0.4.

   Effective August 1, 2018, the Company amended an existing YRT treaty with Hannover to cede all term universal life insurance contracts that were included in the business recaptured on July 1, 2018, except those written by the Company's affiliate, GLICNY. Additionally, contracts included in the existing treaty prior to the amendment on an 80% quota share were increased to a 100% quota share under that amendment. That amendment resulted in $114.3 of initial premiums ceded to Hannover and $94.0 of ceded reserves. As discussed above, the Company further amended the Hannover treaty, reducing the quota share to 80% and added the recaptured 20% quota share to the December 1, 2018 Hannover Amendment. This resulted in a net decrease of $45.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment).

   On December 28, 2017, the Company entered into a binding letter of intent ("LOI") with Hannover. The Company recognized $112.4 of ceded reserves for the LOI as of December 31, 2017. On March 21, 2018, the Company executed the YRT agreement with Hannover to cede certain universal life insurance business, effective December 31, 2017, in response to the LOI. This business was recaptured as part of the December 1, 2018 Hannover Amendment discussed above. The recapture resulted in a net decrease of $106.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment).

   Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company ("Protective Life") to cede certain term life insurance business. As of December 31, 2020 and 2019, ceded reserves were $1,541.1 and $1,800.8, respectively.

   Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework

   As of December 31, 2020, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC
X. There were no RBC implications as there was no shortfall as of December 31, 2020.

(9)  StatutoryCapital and Surplus and Dividend Restriction

   The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2020, 2019 and 2018. The RBC ratio of the Company was 848% and 877% as of December 31, 2020 and 2019, respectively.

   State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The maximum amount of dividends that can be paid by the Company without prior approval of the Virginia Bureau is subject to restrictions. The maximum unrestricted dividend payout that may be made in 2021 is the greater of 10% of the Company's statutory capital and surplus as of December 31, 2020 or its net gain from operations for 2020, with such dividend payout not to exceed the Company's earned surplus. The Company has no capacity to make a dividend payment without prior approval in 2021.

(10)Separate Accounts

   The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders' equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets.

   The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ended December 31, 2020, 2019, 2018, 2017 and 2016 were $35.6, $30.9, $23.3, $25.3 and $34.8, respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $28.8, $31.1, $34.3, $41.2 and $45.7, for the past five years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

   Assets supporting the Company's separate account product contracts of $5,669.8 and $5,691.8 as of December 31, 2020 and 2019, respectively, were considered legally insulated and not subject to claims of the general account.

   Information regarding the separate accounts of the Company as of and for the year ended December 31, 2020 was as follows:

                                                    Non-indexed
                                                     guarantee   Non-indexed  Non-guaranteed
                                                    less than or  guarantee      separate
                                                    equal to 4%  more than 4%    accounts     Total
                                                    ------------ ------------ -------------- --------
Premiums, considerations or deposits for the year
  ended December 31, 2020..........................     $ --         $ --        $   26.2    $   26.2
                                                        ====         ====        ========    ========
Reserves as of December 31, 2020:
   For accounts with assets at:
       Fair value..................................     $7.8         $4.7        $5,643.7    $5,656.2
                                                        ----         ----        --------    --------
       Total reserves..............................     $7.8         $4.7        $5,643.7    $5,656.2
                                                        ====         ====        ========    ========
   By withdrawal characteristics:
       With fair value adjustment..................     $7.8         $4.7        $     --    $   12.5
       At fair value...............................       --           --         5,643.7     5,643.7
                                                        ----         ----        --------    --------
       Subtotal....................................      7.8          4.7         5,643.7     5,656.2
       Not subject to discretionary withdrawal.....       --           --              --          --
                                                        ----         ----        --------    --------
       Total.......................................     $7.8         $4.7        $5,643.7    $5,656.2
                                                        ====         ====        ========    ========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2020 was as follows:

                                                                                               2020
                                                                                             -------
Transfers as reported in the Summary of Operations of the separate accounts statement:
   Transfers to separate accounts........................................................... $  26.2
   Transfers from separate accounts.........................................................   632.9
                                                                                             -------
       Net transfers to separate accounts, per the separate accounts annual statement.......  (606.7)
Reconciling adjustments:
   Transfer to separate accounts -- reinsured...............................................   195.8
                                                                                             -------
       Net transfers from separate accounts, per the Statutory Statement of Summary of
         Operations......................................................................... $(410.9)
                                                                                             =======

   All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements.

(11)FHLB Funding Agreement

    (1)The Company is a member of the Federal Home Loan Bank of Atlanta ("FHLB Atlanta"). Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2020, in the amount of $270.0, which related to total liabilities of $270.7, of which $0.7 was accrued interest. As of December 31, 2019, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $187.5, which related to total liabilities of $188.1, of which $0.6 was accrued interest. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, consistent with its accounting for other deposit type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2020 and 2019. The Company's borrowing capacity, including issuance of letters of credit, is subject to a broad regulatory restriction that limits an insurer from pledging more than 7.0% of its net admitted assets.

    (2)The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2020 and 2019:

      FHLB Capital Stock

       a. Aggregate Totals as of December 31, 2020 and 2019:

                                                                       2020
                                                             -------------------------
                                                                      General Separate
Description                                                   Total   account accounts
-----------                                                  -------- ------- --------
Membership stock -- Class A................................. $     --  $  --    $ --
Membership stock -- Class B.................................     26.5   26.5      --
Activity stock..............................................       --     --      --
Excess stock................................................       --     --      --
                                                             --------  -----    ----
Aggregate total............................................. $   26.5  $26.5    $ --
                                                             ========  =====    ====
Actual or estimated borrowing capacity as determined by the
  insurer................................................... $1,000.0    XXX     XXX

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


                                                                       2019
                                                             -------------------------
                                                                      General Separate
Description                                                   Total   account accounts
-----------                                                  -------- ------- --------
Membership stock -- Class A................................. $     --  $  --    $ --
Membership stock -- Class B.................................     23.0   23.0      --
Activity stock..............................................       --     --      --
Excess stock................................................       --     --      --
                                                             --------  -----    ----
Aggregate total............................................. $   23.0  $23.0    $ --
                                                             ========  =====    ====
Actual or estimated borrowing capacity as determined by the
  insurer................................................... $1,000.0    XXX     XXX

       b. Membership stock (Class A and B) eligible for redemption

                                                     6 months
                               Not eligible   Less   to less  1 to less
                                   for        than     than     than    3 to 5
  Membership stock  2020 total  redemption  6 months  1 year   3 years  years
  ----------------  ---------- ------------ -------- -------- --------- ------
      Class A......   $  --        $--        $--      $--       $--    $  --
      Class B......    26.5         --         --       --        --     26.5

    (3)Collateral Pledged to FHLB

       a. Amount pledged as of December 31, 2020 and 2019:

                                                             Fair   Carrying Aggregate total
                                                             value   value      borrowing
                                                             ------ -------- ---------------
1. Current year total general and separate accounts total
  collateral pledged (Lines 2+3)............................ $586.6  $438.8      $270.0
2. Current year general account total collateral pledged....  586.6   438.8       270.0
3. Current year separate accounts total collateral pledged..     --      --          --
                                                             ------  ------      ------
4. Prior year-end total general and separate accounts total
  collateral pledged........................................ $259.9  $220.0      $187.5

       b. Maximum amount pledged during reporting period ending December 31, 2020 and 2019:

                                                                             Amount borrowed at
                                                             Fair   Carrying  time of maximum
                                                             value   value       collateral
                                                             ------ -------- ------------------
1. Current year total general and separate accounts maximum
  collateral pledged (Lines 2+3)............................ $620.2  $459.5        $162.5
2. Current year general account maximum collateral
  pledged...................................................  620.2   459.5         162.5
3. Current year separate accounts maximum collateral
  pledged...................................................     --      --            --
                                                             ------  ------        ------
4. Prior year-end total general and separate accounts
  maximum collateral pledged................................ $346.3  $295.1        $212.5

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


    (4)Borrowing from FHLB

       a. Amount as of December 31, 2020 and 2019:

                                                   2020
                                    -----------------------------------
                                                              Funding
                                                            agreements
                                           General Separate  reserves
        Description                 Total  account accounts established
        -----------                 ------ ------- -------- -----------
        1. Debt.................... $   -- $   --    $--         XXX
        2. Funding agreements......  270.0  270.0     --      $270.7
        3. Other...................     --     --     --         XXX
                                    ------ ------    ---      ------
        4. Aggregate total (1+2+3). $270.0 $270.0    $--      $270.7
                                    ====== ======    ===      ======

                                                   2019
                                    -----------------------------------
                                                              Funding
                                                            agreements
                                           General Separate  reserves
        Description                 Total  account accounts established
        -----------                 ------ ------- -------- -----------
        1. Debt.................... $   -- $   --    $--         XXX
        2. Funding agreements......  187.5  187.5     --      $188.1
        3. Other...................     --     --     --         XXX
                                    ------ ------    ---      ------
        4. Aggregate total (1+2+3). $187.5 $187.5    $--      $188.1
                                    ====== ======    ===      ======

       b. Maximum amount during reporting period ending December 31, 2020:

                                                    General Separate
           Description                       Total  account accounts
           -----------                       ------ ------- --------
           1. Debt.......................... $   -- $   --    $--
           2. Funding agreements............  312.5  312.5     --
           3. Other.........................     --     --     --
                                             ------ ------    ---
           4. Aggregate total (Lines 1+2+3). $312.5 $312.5    $--
                                             ====== ======    ===

       c. FHLB -- prepayment obligations

                                       Does the company have
                                  prepayment obligations under the
              Description         following arrangements (Yes/No)?
              -----------         --------------------------------
              Debt...............                No
              Funding agreements.                No
              Other..............                No

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


(12)Fair Value of Financial Instruments

   The following tables set forth the Company's assets and liabilities that were reported at fair value as of December 31, 2020 and 2019:

                                                    2020
                                 -------------------------------------------
                                                          Net asset
                                                            value
                                 Level 1  Level 2 Level 3   (NAV)    Total
                                 -------- ------- ------- --------- --------
Assets
   Bonds:
       Commercial
         mortgage-backed........ $     --  $ 0.2   $  --     $--    $    0.2
          Total bonds...........       --    0.2      --      --         0.2
   Common stock:
       Industrial and
         miscellaneous..........      5.6     --    26.5      --        32.1
                                 --------  -----   -----     ---    --------
          Total common
            stock...............      5.6     --    26.5      --        32.1
                                 --------  -----   -----     ---    --------
   Cash equivalents:
       Money market
         mutual funds...........    290.6     --      --      --       290.6
                                 --------  -----   -----     ---    --------
          Total cash
            equivalents.........    290.6     --      --      --       290.6
                                 --------  -----   -----     ---    --------
   Derivative assets:
       Equity index
         options................       --     --    62.7      --        62.7
                                 --------  -----   -----     ---    --------
          Total
            derivative
            assets..............       --     --    62.7      --        62.7
                                 --------  -----   -----     ---    --------
   Separate account
     assets.....................  5,644.6   16.9     1.1      --     5,662.6
                                 --------  -----   -----     ---    --------
          Total assets.......... $5,940.8  $17.1   $90.3     $--    $6,048.2
                                 ========  =====   =====     ===    ========

                                                    2019
                                 -------------------------------------------
                                                          Net asset
                                                            value
                                 Level 1  Level 2 Level 3   (NAV)    Total
                                 -------- ------- ------- --------- --------
Assets
   Common stock:
       Industrial and
         miscellaneous.......... $     --  $  --  $ 23.0     $--    $   23.0
                                 --------  -----  ------     ---    --------
          Total common
            stock...............       --     --    23.0      --        23.0
                                 --------  -----  ------     ---    --------
   Cash equivalents:
       Money market
         mutual funds...........    222.5     --      --      --       222.5
                                 --------  -----  ------     ---    --------
          Total cash
            equivalents.........    222.5     --      --      --       222.5
                                 --------  -----  ------     ---    --------
   Derivative assets:
       Equity index
         options................       --     --    80.7      --        80.7
                                 --------  -----  ------     ---    --------
          Total
            derivative
            assets..............       --     --    80.7      --        80.7
                                 --------  -----  ------     ---    --------
   Separate account
     assets.....................  5,658.4   24.2     1.1      --     5,683.7
                                 --------  -----  ------     ---    --------
          Total assets.......... $5,880.9  $24.2  $104.8     $--    $6,009.9
                                 ========  =====  ======     ===    ========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2020, 2019 and 2018:

                                                                            2020
                          -------------------------------------------------------------------------------------------
                                                           Total
                                                         gains and
                          Beginning                      (losses)    Total
                           balance                       included  gains and
                            as of    Transfers Transfers  in net    (losses)
                          January 1,   in to    out of    income    included
Investments                  2020     Level 3   Level 3   (loss)   in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- ------  -----------
Common stock.............   $ 23.0      $--       $--      $  --     $   --     $ 6.4      $--    $ (2.9)     $--
Separate account assets..      1.1       --        --         --         --        --       --        --       --
Derivative assets........     80.7       --        --       16.9      (13.1)     58.8       --     (80.6)      --
                            ------      ---       ---      -----     ------     -----      ---    ------      ---
   Total assets..........   $104.8      $--       $--      $16.9     $(13.1)    $65.2      $--    $(83.5)     $--
                            ======      ===       ===      =====     ======     =====      ===    ======      ===

                          --------------



                             Ending
                          balance as of
                          December 31,
Investments                   2020
-----------               -------------
Common stock.............     $26.5
Separate account assets..       1.1
Derivative assets........      62.7
                              -----
   Total assets..........     $90.3
                              =====

                                                                            2019
                          -------------------------------------------------------------------------------------------
                                                           Total
                          Beginning                      gains and   Total
                           balance                       (losses)  gains and
                            as of    Transfers Transfers included   (losses)
                          January 1,   in to    out of    in net    included
Investments                  2019     Level 3   Level 3   income   in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- ------  -----------
Common stock.............   $24.0       $--       $--      $  --     $  --      $ 2.1      $--    $ (3.1)    $  --
Separate account assets..     1.9        --        --         --      (0.5)        --       --        --      (0.3)
Derivative assets........    39.0        --        --       (5.3)     48.3       62.6       --     (63.9)       --
                            -----       ---       ---      -----     -----      -----      ---    ------     -----
   Total assets..........   $64.9       $--       $--      $(5.3)    $47.8      $64.7      $--    $(67.0)    $(0.3)
                            =====       ===       ===      =====     =====      =====      ===    ======     =====

                          --------------


                             Ending
                          balance as of
                          December 31,
Investments                   2019
-----------               -------------
Common stock.............    $ 23.0
Separate account assets..       1.1
Derivative assets........      80.7
                             ------
   Total assets..........    $104.8
                             ======

                                                                            2018
                          -------------------------------------------------------------------------------------------
                                                           Total
                          Beginning                      gains and   Total
                           balance                       (losses)  gains and
                            as of    Transfers Transfers included   (losses)
                          January 1,   in to    out of    in net    included
Investments                  2018     Level 3   Level 3    loss    in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- ------  -----------
Common stock.............   $16.1       $--       $--      $  --     $   --     $ 8.5      $--    $ (0.6)    $  --
Separate account assets..     3.2        --        --         --       (0.1)       --       --        --      (1.2)
Derivative assets........    79.6        --        --       16.2      (50.7)     74.8       --     (80.9)       --
                            -----       ---       ---      -----     ------     -----      ---    ------     -----
   Total assets..........   $98.9       $--       $--      $16.2     $(50.8)    $83.3      $--    $(81.5)    $(1.2)
                            =====       ===       ===      =====     ======     =====      ===    ======     =====

                          --------------


                             Ending
                          balance as of
                          December 31,
Investments                   2018
-----------               -------------
Common stock.............     $24.0
Separate account assets..       1.9
Derivative assets........      39.0
                              -----
   Total assets..........     $64.9
                              =====

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


   There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date.

   The following tables set forth the Company's financial instruments' fair value, admitted amounts and level of fair value amounts as of December 31, 2020 and 2019:

                                                               2020
                              ----------------------------------------------------------------------
                                                                                             Not
                                                                               Net asset practicable
                              Aggregate  Admitted                                value    (carrying
Financial instruments         fair value  assets   Level 1   Level 2  Level 3    (NAV)     value)
---------------------         ---------- --------- -------- --------- -------- --------- -----------
Bonds........................ $13,590.8  $11,457.0 $     -- $12,515.9 $1,074.9    $--        $--
Preferred and
  common stocks-nonaffiliates      55.7       53.4     12.3      15.3     28.1     --         --
Separate account assets......   5,662.6    5,662.6  5,644.6      16.9      1.1     --         --
Mortgage loans...............   1,807.3    1,717.3       --        --  1,807.3     --         --
Short-term investments.......       4.3        4.3       --       4.3       --     --         --
Cash equivalents.............     303.6      303.6    303.6        --       --     --         --
Other invested assets........      74.9       57.2       --      74.9       --     --         --
Securities lending
  reinvested collateral......      26.0       26.0       --      26.0       --     --         --
Derivative assets............      63.0       62.7       --       0.3     62.7     --         --
Derivative liabilities.......        --                  --        --       --     --         --

                                                               2019
                              ----------------------------------------------------------------------
                                                                                             Not
                                                                               Net asset practicable
                              Aggregate  Admitted                                value    (carrying
Financial instruments         fair value  assets   Level 1   Level 2  Level 3    (NAV)     value)
---------------------         ---------- --------- -------- --------- -------- --------- -----------
Bonds........................ $12,782.2  $11,455.4 $     -- $11,604.2 $1,178.0    $--        $--
Preferred and
  common stocks-nonaffiliates      63.4       62.0     13.7      25.7     24.0     --         --
Separate account assets......   5,683.7    5,683.7  5,658.4      24.2      1.1     --         --
Mortgage loans...............   1,873.2    1,812.3       --        --  1,873.2     --         --
Short-term investments.......       2.0        2.0       --       2.0       --     --         --
Cash equivalents.............     273.5      273.5    273.5        --       --     --         --
Other invested assets........      70.7       56.7       --      70.7       --     --         --
Securities lending
  reinvested collateral......      17.7       17.7       --      17.7       --     --         --
Derivative assets............      81.5       80.7       --       0.8     80.7     --         --
Derivative liabilities.......        --                  --        --       --     --         --

   The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2020 and 2019, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value.

(13)Retained Assets

   The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)

beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form.

   Credited interest rates ranged from 0.1% to 6.0% for the years ended December 31, 2020 and 2019, and 0.2% to 6.0% for the year ended December 31, 2018. For the years ended December 31, 2020 and 2019 the weighted average crediting rate was 2.6%. For the year ended December 31, 2018, the weighted average crediting rate was 2.5%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company's Secure Access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC's sample bulletin on retained asset accounts issued in December 2010.

   The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2020 and 2019:

                                                   In force
                                       ---------------------------------
                                             2020             2019
                                       ---------------- ----------------
                                       Number of        Number of
                                       policies  Amount policies  Amount
                                       --------- ------ --------- ------
        Up to and including 12 months.     120   $ 20.4     135   $ 24.1
        13 to 24 months...............     100     15.2     161     21.2
        25 to 36 months...............     131     17.6     142     19.5
        37 to 48 months...............     121     17.8     137     17.1
        49 to 60 months...............     117     15.5     274     32.0
        Over 60 months................   3,630    251.7   4,126    238.1
                                         -----   ------   -----   ------
           Total......................   4,219   $338.2   4,975   $352.0
                                         =====   ======   =====   ======

   The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2020, 2019 and 2018. There were no group contracts in 2020, 2019 and 2018.

                                2020              2019              2018
                          ----------------  ----------------  ----------------
                          Number of         Number of         Number of
                          policies  Amount  policies  Amount  policies  Amount
                          --------- ------  --------- ------  --------- ------
Retained assets accounts
  as of the beginning of
  the year...............   4,975   $352.0    5,312   $370.8    5,616   $390.9
Retained asset accounts
  issued/ added during
  the year...............     133     28.2      158     43.6      220     46.5
Investment earnings
  credited to retained
  asset accounts during
  the year...............      --      8.8       --      9.2       --      9.7
Fees and other charges
  assessed to retained
  asset accounts during
  the year...............      --       --       --       --       --       --
Retained asset accounts
  transferred to state
  unclaimed property
  funds during the year..     (17)      --      (26)    (0.2)     (19)    (0.2)
Retained asset accounts
  closed/ withdrawn
  during the year........    (872)   (50.8)    (469)   (71.4)    (505)   (76.1)
                            -----   ------    -----   ------    -----   ------
Retained asset accounts
  at the end of the year.   4,219   $338.2    4,975   $352.0    5,312   $370.8
                            =====   ======    =====   ======    =====   ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2020, 2019 and 2018
                         (Dollar amounts in millions)


(14)Risk Sharing Provisions of the Affordable Care Act

   The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions.

(15) Investments in SCA Entities

   The Company has two controlling investments in the common stock and one controlling investment in the preferred stock of noninsurance subsidiaries as of December 31, 2020 and 2019:

                                                                                                          NAIC reject
                                                                                                            entity's
                                                                                                           valuation
                                                                               NAIC     2020      2019      method,
Description of                                                       Type of response   NAIC      NAIC    resubmission
SCA investment (excluding Gross  Nonadmitted Admitted Date of filing  NAIC   received valuation valuation   required
8.b.i entities)           amount   amount     amount     to NAIC     filing  (yes/no)  amount    amount     (yes/no)
---------------           ------ ----------- -------- -------------- ------- -------- --------- --------- ------------
ASI (VA)*................ $  --     $ --      $  --      9/6/2017     Sub-1    yes      $  --     $  --        no
Newco (VA)...............  42.8       --       42.8      7/2/2020     Sub-2    yes       41.0      39.2        no
Genworth Financial Agency   0.5      0.5         --     12/5/2017     Sub-1    yes         --        --        no
                          -----     ----      -----                                     -----     -----
Aggregate Total.......... $43.3     $0.5      $42.8                                     $41.0     $39.2
                          =====     ====      =====                                     =====     =====

--------
*  ASI (VA) rounds to zero.

(16)Subsequent Events

   There were no material events that occurred subsequent to December 31, 2020. Subsequent events have been considered through April 22, 2021, the date the statutory financial statements were issued.